UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
October 31, 2023
MFS® Lifetime® Funds
MFS® Lifetime® Income Fund
MFS® Lifetime® 2025 Fund
MFS® Lifetime® 2030 Fund
MFS® Lifetime® 2035 Fund
MFS® Lifetime® 2040 Fund
MFS® Lifetime® 2045 Fund
MFS® Lifetime® 2050 Fund
MFS® Lifetime® 2055 Fund
MFS® Lifetime® 2060 Fund
MFS® Lifetime® 2065 Fund
LTF-SEM

MFS® Lifetime® Funds
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
MFS Lifetime Income Fund
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS Research Fund	1.8%
MFS Blended Research Core Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents	1.5%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2025 Fund
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	17.8%
MFS Limited Maturity Fund	16.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.4%
MFS Blended Research International Equity Fund	3.1%
MFS High Income Fund	2.8%
MFS Blended Research Value Equity Fund	2.4%
MFS Value Fund	2.4%
MFS Research Fund	2.1%
MFS Blended Research Core Equity Fund	2.1%
MFS Growth Fund	2.1%
MFS Blended Research Growth Equity Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Research International Fund	1.7%
MFS Mid Cap Value Fund	1.7%
MFS Mid Cap Growth Fund	1.7%
MFS Emerging Markets Debt Local Currency Fund	1.4%
MFS Emerging Markets Debt Fund	1.4%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.7%
MFS International Intrinsic Value Fund	0.7%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents	1.5%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2030 Fund
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	12.4%
MFS Government Securities Fund	9.8%
MFS Inflation-Adjusted Bond Fund	8.8%
MFS Global Opportunistic Bond Fund	6.3%
MFS Limited Maturity Fund	6.2%
MFS Blended Research Mid Cap Equity Fund	5.1%
MFS Blended Research International Equity Fund	4.7%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.4%
MFS Value Fund	3.4%
MFS Research Fund	3.1%
MFS Blended Research Core Equity Fund	3.1%
MFS Growth Fund	3.1%
MFS Blended Research Growth Equity Fund	3.1%
MFS Mid Cap Value Fund	2.6%
MFS Mid Cap Growth Fund	2.5%
MFS Emerging Markets Debt Fund	2.4%
MFS Commodity Strategy Fund	2.4%
MFS Research International Fund	2.4%
MFS Global Real Estate Fund	2.4%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.2%
MFS International Intrinsic Value Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.2%
MFS New Discovery Value Fund	0.6%
MFS New Discovery Fund	0.6%
MFS International New Discovery Fund	0.4%
Cash & Cash Equivalents	1.6%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2035 Fund
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.7%
MFS Blended Research International Equity Fund	6.9%
MFS Total Return Bond Fund	6.5%
MFS Inflation-Adjusted Bond Fund	6.2%
MFS Government Securities Fund	6.0%
MFS Blended Research Value Equity Fund	4.4%
MFS Value Fund	4.4%
MFS Global Opportunistic Bond Fund	4.3%
MFS Research Fund	4.1%
MFS Blended Research Core Equity Fund	4.1%
MFS Growth Fund	4.1%
MFS Blended Research Growth Equity Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	3.9%
MFS Mid Cap Growth Fund	3.9%
MFS Global Real Estate Fund	3.4%
MFS Commodity Strategy Fund	3.4%
MFS Research International Fund	3.2%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.9%
MFS International Intrinsic Value Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.7%
MFS International New Discovery Fund	1.4%
MFS New Discovery Value Fund	0.9%
MFS New Discovery Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.2%
MFS Emerging Markets Equity Fund	0.2%
Cash & Cash Equivalents	1.4%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2040 Fund
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	9.0%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Growth Fund	4.8%
MFS Blended Research Growth Equity Fund	4.8%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Commodity Strategy Fund	4.2%
MFS Global Real Estate Fund	4.2%
MFS Research International Fund	3.6%
MFS High Income Fund	3.3%
MFS International Growth Fund	2.7%
MFS International Intrinsic Value Fund	2.7%
MFS Total Return Bond Fund	2.7%
MFS Emerging Markets Debt Fund	2.5%
MFS Global Opportunistic Bond Fund	2.4%
MFS International New Discovery Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.6%
MFS New Discovery Value Fund	1.1%
MFS New Discovery Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.6%
MFS Emerging Markets Equity Fund	0.6%
Cash & Cash Equivalents	1.2%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2045 Fund
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.4%
MFS Value Fund	5.3%
MFS Growth Fund	5.1%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Commodity Strategy Fund	4.7%
MFS Global Real Estate Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.4%
MFS Inflation-Adjusted Bond Fund	3.3%
MFS International Growth Fund	3.2%
MFS International Intrinsic Value Fund	3.2%
MFS Total Return Bond Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Debt Fund	0.9%
MFS Global Opportunistic Bond Fund	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Debt Local Currency Fund	0.6%
Cash & Cash Equivalents	1.3%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2050 Fund
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Research Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.3%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	1.3%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2055 Fund
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Research Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.3%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	1.2%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2060 Fund
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Research Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	1.3%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2065 Fund
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.3%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Research Fund	4.8%
MFS Blended Research Core Equity Fund	4.8%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	1.1%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Tables
Fund expenses borne by the shareholders during the period,
May 1, 2023 through October 31, 2023
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2023 through October 31, 2023.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME INCOME FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.25%	$1,000.00	$966.66	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$963.02	$4.93
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$962.98	$4.93
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$967.88	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$963.09	$4.93
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$965.44	$2.47
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$966.66	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$967.03	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$967.76	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2025 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.25%	$1,000.00	$966.80	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$963.43	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$963.08	$4.93
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$968.48	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$962.99	$4.93
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$965.90	$2.47
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$966.75	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$968.58	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$968.58	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2030 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.25%	$1,000.00	$966.84	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$963.11	$4.93
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$962.79	$4.93
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$967.70	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$962.59	$4.93
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$965.19	$2.47
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$966.73	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$967.81	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$968.42	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2035 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.25%	$1,000.00	$968.09	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$964.72	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$964.98	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$969.47	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$964.77	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$967.47	$2.47
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$968.77	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$970.27	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$970.25	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2040 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.25%	$1,000.00	$970.02	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$966.92	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$966.35	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$971.43	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$966.75	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$969.23	$2.47
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$970.00	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$971.00	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$972.13	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2045 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.25%	$1,000.00	$968.92	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$965.14	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$964.83	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$969.72	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$964.63	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$967.63	$2.47
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$968.30	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$969.75	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$970.31	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2050 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.25%	$1,000.00	$967.65	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$963.64	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$963.83	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$969.15	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$964.00	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$966.77	$2.47
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$967.86	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$969.15	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$969.62	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2055 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.25%	$1,000.00	$967.63	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$964.06	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$964.24	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$968.84	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$963.79	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$966.47	$2.47
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$967.65	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$968.52	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$969.65	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2060 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.25%	$1,000.00	$967.56	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$963.95	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$964.34	$4.94
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$968.55	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	0.25%	$1,000.00	$967.74	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R2	Actual	0.50%	$1,000.00	$966.81	$2.47
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$967.60	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$969.22	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$969.31	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Lifetime 2060 Fund, for the period from May 1, 2023 through October 31, 2023, the distribution fee for Class R1 was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.00%, $4.95, and $5.08 for Class R1. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS LIFETIME 2065 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.21%	$1,000.00	$967.82	$1.04
	Hypothetical (h)	0.21%	$1,000.00	$1,024.08	$1.07
C	Actual	0.96%	$1,000.00	$964.16	$4.74
	Hypothetical (h)	0.96%	$1,000.00	$1,020.31	$4.88
I	Actual	0.00%	$1,000.00	$969.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	0.96%	$1,000.00	$964.20	$4.74
	Hypothetical (h)	0.96%	$1,000.00	$1,020.31	$4.88
R2	Actual	0.46%	$1,000.00	$966.63	$2.27
	Hypothetical (h)	0.46%	$1,000.00	$1,022.82	$2.34
R3	Actual	0.22%	$1,000.00	$967.82	$1.09
	Hypothetical (h)	0.22%	$1,000.00	$1,024.03	$1.12
R4	Actual	0.00%	$1,000.00	$969.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$969.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Portfolio of Investments
10/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Lifetime Income Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 70.6%
MFS Emerging Markets Debt Fund - Class R6	557,820	$6,091,389
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,154,635	6,096,472
MFS Global Opportunistic Bond Fund - Class R6	5,668,028	42,566,891
MFS Government Securities Fund - Class R6	7,272,660	59,199,455
MFS High Income Fund - Class R6	4,243,666	12,179,321
MFS Inflation-Adjusted Bond Fund - Class R6	6,949,892	60,533,560
MFS Limited Maturity Fund - Class R6	21,493,616	121,438,929
MFS Total Return Bond Fund - Class R6	13,546,498	119,886,510
		$427,992,527
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	1,370,474	$15,116,325
MFS International Growth Fund - Class R6	83,072	3,037,111
MFS International Intrinsic Value Fund - Class R6	81,542	3,031,725
MFS Research International Fund - Class R6	457,962	9,108,876
		$30,294,037
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	3,314,620	$12,131,511
MFS Global Real Estate Fund - Class R6	859,626	12,137,919
		$24,269,430
U.S. Stock Funds – 18.9%
MFS Blended Research Core Equity Fund - Class R6	363,322	$10,547,238
MFS Blended Research Growth Equity Fund - Class R6	617,852	10,460,228
MFS Blended Research Mid Cap Equity Fund - Class R6	1,608,554	18,080,147
MFS Blended Research Small Cap Equity Fund - Class R6	476,631	6,019,854
MFS Blended Research Value Equity Fund - Class R6	892,057	12,149,819
MFS Growth Fund - Class R6	65,837	10,511,550
MFS Mid Cap Growth Fund - Class R6 (a)	363,472	9,079,536
MFS Mid Cap Value Fund - Class R6	332,119	9,103,379
MFS New Discovery Fund - Class R6	120,898	2,999,468
MFS New Discovery Value Fund - Class R6	193,460	3,014,110
MFS Research Fund - Class R6	211,736	10,580,424
MFS Value Fund - Class R6	267,126	12,124,860
		$114,670,613
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.43% (v)	9,051,513	$9,052,417
Total Investment Companies (Identified Cost, $587,062,636)		$606,279,024
Other Assets, Less Liabilities – 0.0%		10,270
Net Assets – 100.0%		$606,289,294
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2025 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 66.3%
MFS Emerging Markets Debt Fund - Class R6	447,174	$4,883,139
MFS Emerging Markets Debt Local Currency Fund - Class R6	925,888	4,888,687
MFS Global Opportunistic Bond Fund - Class R6	3,276,068	24,603,270
MFS Government Securities Fund - Class R6	4,202,004	34,204,316
MFS High Income Fund - Class R6	3,403,224	9,767,253
MFS Inflation-Adjusted Bond Fund - Class R6	4,009,902	34,926,248
MFS Limited Maturity Fund - Class R6	10,017,735	56,600,202
MFS Total Return Bond Fund - Class R6	7,061,093	62,490,669
		$232,363,784
International Stock Funds – 6.2%
MFS Blended Research International Equity Fund - Class R6	975,652	$10,761,447
MFS International Growth Fund - Class R6	66,654	2,436,860
MFS International Intrinsic Value Fund - Class R6	65,324	2,428,760
MFS Research International Fund - Class R6	299,107	5,949,231
		$21,576,298
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,908,101	$6,983,648
MFS Global Real Estate Fund - Class R6	497,540	7,025,269
		$14,008,917
U.S. Stock Funds – 22.0%
MFS Blended Research Core Equity Fund - Class R6	256,853	$7,456,439
MFS Blended Research Growth Equity Fund - Class R6	437,297	7,403,432
MFS Blended Research Mid Cap Equity Fund - Class R6	1,050,619	11,808,957
MFS Blended Research Small Cap Equity Fund - Class R6	275,780	3,483,102
MFS Blended Research Value Equity Fund - Class R6	616,309	8,394,134
MFS Growth Fund - Class R6	46,594	7,439,265
MFS Mid Cap Growth Fund - Class R6 (a)	237,502	5,932,797
MFS Mid Cap Value Fund - Class R6	216,935	5,946,198
MFS New Discovery Fund - Class R6	69,995	1,736,567
MFS New Discovery Value Fund - Class R6	111,867	1,742,886
MFS Research Fund - Class R6	149,656	7,478,301
MFS Value Fund - Class R6	184,159	8,358,984
		$77,181,062
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.43% (v)	5,266,770	$5,267,297
Total Investment Companies (Identified Cost, $348,893,739)		$350,397,358
Other Assets, Less Liabilities – 0.0%		9,165
Net Assets – 100.0%		$350,406,523
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2030 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 51.9%
MFS Emerging Markets Debt Fund - Class R6	1,548,531	$16,909,953
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,690,015	14,203,279
MFS Global Opportunistic Bond Fund - Class R6	5,855,995	43,978,523
MFS Government Securities Fund - Class R6	8,429,777	68,618,389
MFS High Income Fund - Class R6	9,857,343	28,290,575
MFS Inflation-Adjusted Bond Fund - Class R6	7,125,002	62,058,764
MFS Limited Maturity Fund - Class R6	7,654,160	43,246,005
MFS Total Return Bond Fund - Class R6	9,881,733	87,453,337
		$364,758,825
International Stock Funds – 9.9%
MFS Blended Research International Equity Fund - Class R6	3,028,400	$33,403,256
MFS International Growth Fund - Class R6	229,814	8,401,999
MFS International Intrinsic Value Fund - Class R6	225,213	8,373,423
MFS International New Discovery Fund - Class R6	94,834	2,734,071
MFS Research International Fund - Class R6	844,501	16,797,113
		$69,709,862
Non-Traditional Funds – 4.8%
MFS Commodity Strategy Fund - Class R6	4,595,308	$16,818,825
MFS Global Real Estate Fund - Class R6	1,187,628	16,769,309
		$33,588,134
U.S. Stock Funds – 31.8%
MFS Blended Research Core Equity Fund - Class R6	753,461	$21,872,957
MFS Blended Research Growth Equity Fund - Class R6	1,281,506	21,695,897
MFS Blended Research Mid Cap Equity Fund - Class R6	3,202,653	35,997,822
MFS Blended Research Small Cap Equity Fund - Class R6	658,483	8,316,643
MFS Blended Research Value Equity Fund - Class R6	1,749,928	23,834,024
MFS Growth Fund - Class R6	136,497	21,793,084
MFS Mid Cap Growth Fund - Class R6 (a)	723,240	18,066,528
MFS Mid Cap Value Fund - Class R6	661,476	18,131,051
MFS New Discovery Fund - Class R6	167,009	4,143,492
MFS New Discovery Value Fund - Class R6	267,307	4,164,644
MFS Research Fund - Class R6	439,029	21,938,294
MFS Value Fund - Class R6	523,736	23,772,395
		$223,726,831
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.43% (v)	10,851,674	$10,852,759
Total Investment Companies (Identified Cost, $645,175,162)		$702,636,411
Other Assets, Less Liabilities – (0.0)%		(8,407)
Net Assets – 100.0%		$702,628,004
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2035 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 32.0%
MFS Emerging Markets Debt Fund - Class R6	1,349,750	$14,739,269
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,863,021	9,836,753
MFS Global Opportunistic Bond Fund - Class R6	2,759,040	20,720,393
MFS Government Securities Fund - Class R6	3,598,666	29,293,139
MFS High Income Fund - Class R6	6,844,375	19,643,357
MFS Inflation-Adjusted Bond Fund - Class R6	3,484,800	30,352,604
MFS Total Return Bond Fund - Class R6	3,554,098	31,453,765
		$156,039,280
International Stock Funds – 15.7%
MFS Blended Research Emerging Markets Equity Fund - Class R6	80,498	$936,998
MFS Blended Research International Equity Fund - Class R6	3,071,995	33,884,109
MFS Emerging Markets Equity Fund - Class R6	31,002	936,870
MFS International Growth Fund - Class R6	252,058	9,215,227
MFS International Intrinsic Value Fund - Class R6	247,227	9,191,892
MFS International New Discovery Fund - Class R6	235,656	6,793,961
MFS Research International Fund - Class R6	784,060	15,594,965
		$76,554,022
Non-Traditional Funds – 6.8%
MFS Commodity Strategy Fund - Class R6	4,520,375	$16,544,574
MFS Global Real Estate Fund - Class R6	1,173,100	16,564,171
		$33,108,745
U.S. Stock Funds – 44.1%
MFS Blended Research Core Equity Fund - Class R6	693,361	$20,128,273
MFS Blended Research Growth Equity Fund - Class R6	1,183,374	20,034,513
MFS Blended Research Mid Cap Equity Fund - Class R6	3,361,851	37,787,203
MFS Blended Research Small Cap Equity Fund - Class R6	651,223	8,224,948
MFS Blended Research Value Equity Fund - Class R6	1,576,700	21,474,648
MFS Growth Fund - Class R6	125,931	20,106,190
MFS Mid Cap Growth Fund - Class R6 (a)	759,260	18,966,310
MFS Mid Cap Value Fund - Class R6	693,325	19,004,048
MFS New Discovery Fund - Class R6	165,486	4,105,718
MFS New Discovery Value Fund - Class R6	264,156	4,115,544
MFS Research Fund - Class R6	403,634	20,169,583
MFS Value Fund - Class R6	471,823	21,416,065
		$215,533,043
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.43% (v)	6,873,563	$6,874,250
Total Investment Companies (Identified Cost, $448,224,381)		$488,109,340
Other Assets, Less Liabilities – 0.0%		17,054
Net Assets – 100.0%		$488,126,394
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2040 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 17.0%
MFS Emerging Markets Debt Fund - Class R6	1,418,798	$15,493,279
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,961,724	10,357,903
MFS Global Opportunistic Bond Fund - Class R6	2,057,162	15,449,285
MFS High Income Fund - Class R6	7,182,241	20,613,030
MFS Inflation-Adjusted Bond Fund - Class R6	3,292,364	28,676,492
MFS Total Return Bond Fund - Class R6	1,907,201	16,878,731
		$107,468,720
International Stock Funds – 21.6%
MFS Blended Research Emerging Markets Equity Fund - Class R6	324,142	$3,773,014
MFS Blended Research International Equity Fund - Class R6	5,148,230	56,784,981
MFS Emerging Markets Equity Fund - Class R6	124,774	3,770,672
MFS International Growth Fund - Class R6	468,589	17,131,628
MFS International Intrinsic Value Fund - Class R6	459,235	17,074,348
MFS International New Discovery Fund - Class R6	528,709	15,242,665
MFS Research International Fund - Class R6	1,149,843	22,870,379
		$136,647,687
Non-Traditional Funds – 8.4%
MFS Commodity Strategy Fund - Class R6	7,299,248	$26,715,246
MFS Global Real Estate Fund - Class R6	1,885,210	26,619,167
		$53,334,413
U.S. Stock Funds – 51.8%
MFS Blended Research Core Equity Fund - Class R6	1,031,500	$29,944,448
MFS Blended Research Growth Equity Fund - Class R6	1,792,218	30,342,255
MFS Blended Research Mid Cap Equity Fund - Class R6	5,153,361	57,923,779
MFS Blended Research Small Cap Equity Fund - Class R6	1,045,039	13,198,841
MFS Blended Research Value Equity Fund - Class R6	2,378,215	32,391,295
MFS Growth Fund - Class R6	190,945	30,486,347
MFS Mid Cap Growth Fund - Class R6 (a)	1,165,008	29,101,896
MFS Mid Cap Value Fund - Class R6	1,064,657	29,182,243
MFS New Discovery Fund - Class R6	265,279	6,581,575
MFS New Discovery Value Fund - Class R6	424,165	6,608,484
MFS Research Fund - Class R6	601,000	30,031,949
MFS Value Fund - Class R6	712,042	32,319,579
		$328,112,691
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 5.43% (v)	7,962,503	$7,963,299
Total Investment Companies (Identified Cost, $526,733,515)		$633,526,810
Other Assets, Less Liabilities – (0.0)%		(11,574)
Net Assets – 100.0%		$633,515,236
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2045 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 9.4%
MFS Emerging Markets Debt Fund - Class R6	346,183	$3,780,323
MFS Emerging Markets Debt Local Currency Fund - Class R6	478,588	2,526,945
MFS Global Opportunistic Bond Fund - Class R6	501,925	3,769,455
MFS High Income Fund - Class R6	1,752,891	5,030,799
MFS Inflation-Adjusted Bond Fund - Class R6	1,527,984	13,308,739
MFS Total Return Bond Fund - Class R6	1,108,801	9,812,887
		$38,229,148
International Stock Funds – 25.6%
MFS Blended Research Emerging Markets Equity Fund - Class R6	295,389	$3,438,328
MFS Blended Research International Equity Fund - Class R6	3,767,945	41,560,430
MFS Emerging Markets Equity Fund - Class R6	113,714	3,436,449
MFS International Growth Fund - Class R6	356,941	13,049,764
MFS International Intrinsic Value Fund - Class R6	349,675	13,000,902
MFS International New Discovery Fund - Class R6	481,712	13,887,747
MFS Research International Fund - Class R6	789,991	15,712,925
		$104,086,545
Non-Traditional Funds – 9.4%
MFS Commodity Strategy Fund - Class R6	5,238,748	$19,173,817
MFS Global Real Estate Fund - Class R6	1,356,458	19,153,185
		$38,327,002
U.S. Stock Funds – 54.3%
MFS Blended Research Core Equity Fund - Class R6	663,158	$19,251,470
MFS Blended Research Growth Equity Fund - Class R6	1,211,813	20,515,987
MFS Blended Research Mid Cap Equity Fund - Class R6	3,496,942	39,305,625
MFS Blended Research Small Cap Equity Fund - Class R6	752,435	9,503,255
MFS Blended Research Value Equity Fund - Class R6	1,603,689	21,842,238
MFS Growth Fund - Class R6	129,001	20,596,376
MFS Mid Cap Growth Fund - Class R6 (a)	789,583	19,723,788
MFS Mid Cap Value Fund - Class R6	721,257	19,769,665
MFS New Discovery Fund - Class R6	191,143	4,742,266
MFS New Discovery Value Fund - Class R6	305,426	4,758,537
MFS Research Fund - Class R6	386,257	19,301,272
MFS Value Fund - Class R6	480,283	21,800,057
		$221,110,536
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.43% (v)	5,098,340	$5,098,850
Total Investment Companies (Identified Cost, $366,994,140)		$406,852,081
Other Assets, Less Liabilities – 0.0%		36,634
Net Assets – 100.0%		$406,888,715
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2050 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 4.8%
MFS Inflation-Adjusted Bond Fund - Class R6	1,244,794	$10,842,158
MFS Total Return Bond Fund - Class R6	1,104,964	9,778,928
		$20,621,086
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	371,286	$4,321,773
MFS Blended Research International Equity Fund - Class R6	4,309,322	47,531,824
MFS Emerging Markets Equity Fund - Class R6	142,953	4,320,030
MFS International Growth Fund - Class R6	415,958	15,207,420
MFS International Intrinsic Value Fund - Class R6	407,593	15,154,309
MFS International New Discovery Fund - Class R6	605,496	17,456,457
MFS Research International Fund - Class R6	873,523	17,374,363
		$121,366,176
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	5,946,350	$21,763,641
MFS Global Real Estate Fund - Class R6	1,537,011	21,702,601
		$43,466,242
U.S. Stock Funds – 55.9%
MFS Blended Research Core Equity Fund - Class R6	706,944	$20,522,575
MFS Blended Research Growth Equity Fund - Class R6	1,335,578	22,611,337
MFS Blended Research Mid Cap Equity Fund - Class R6	3,840,975	43,172,558
MFS Blended Research Small Cap Equity Fund - Class R6	853,896	10,784,708
MFS Blended Research Value Equity Fund - Class R6	1,753,759	23,886,200
MFS Growth Fund - Class R6	142,020	22,674,868
MFS Mid Cap Growth Fund - Class R6 (a)	867,122	21,660,701
MFS Mid Cap Value Fund - Class R6	790,981	21,680,798
MFS New Discovery Fund - Class R6	217,278	5,390,669
MFS New Discovery Value Fund - Class R6	346,352	5,396,163
MFS Research Fund - Class R6	411,343	20,554,829
MFS Value Fund - Class R6	525,310	23,843,804
		$242,179,210
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.43% (v)	5,475,666	$5,476,214
Total Investment Companies (Identified Cost, $384,952,539)		$433,108,928
Other Assets, Less Liabilities – (0.0)%		(35,805)
Net Assets – 100.0%		$433,073,123
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2055 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 4.8%
MFS Inflation-Adjusted Bond Fund - Class R6	801,974	$6,985,195
MFS Total Return Bond Fund - Class R6	711,949	6,300,743
		$13,285,938
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	239,368	$2,786,240
MFS Blended Research International Equity Fund - Class R6	2,777,544	30,636,314
MFS Emerging Markets Equity Fund - Class R6	92,142	2,784,525
MFS International Growth Fund - Class R6	268,114	9,802,252
MFS International Intrinsic Value Fund - Class R6	262,818	9,771,558
MFS International New Discovery Fund - Class R6	390,368	11,254,307
MFS Research International Fund - Class R6	562,954	11,197,162
		$78,232,358
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	3,828,146	$14,011,014
MFS Global Real Estate Fund - Class R6	993,821	14,032,758
		$28,043,772
U.S. Stock Funds – 56.0%
MFS Blended Research Core Equity Fund - Class R6	457,284	$13,274,959
MFS Blended Research Growth Equity Fund - Class R6	864,856	14,642,007
MFS Blended Research Mid Cap Equity Fund - Class R6	2,483,755	27,917,409
MFS Blended Research Small Cap Equity Fund - Class R6	551,910	6,970,625
MFS Blended Research Value Equity Fund - Class R6	1,132,563	15,425,502
MFS Growth Fund - Class R6	91,979	14,685,449
MFS Mid Cap Growth Fund - Class R6 (a)	561,232	14,019,567
MFS Mid Cap Value Fund - Class R6	510,383	13,989,611
MFS New Discovery Fund - Class R6	140,690	3,490,530
MFS New Discovery Value Fund - Class R6	223,764	3,486,241
MFS Research Fund - Class R6	266,083	13,296,147
MFS Value Fund - Class R6	339,492	15,409,528
		$156,607,575
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 5.43% (v)	3,466,282	$3,466,629
Total Investment Companies (Identified Cost, $264,410,120)		$279,636,272
Other Assets, Less Liabilities – 0.0%		42,601
Net Assets – 100.0%		$279,678,873
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2060 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 4.7%
MFS Inflation-Adjusted Bond Fund - Class R6	410,990	$3,579,719
MFS Total Return Bond Fund - Class R6	364,521	3,226,015
		$6,805,734
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	122,694	$1,428,162
MFS Blended Research International Equity Fund - Class R6	1,423,945	15,706,115
MFS Emerging Markets Equity Fund - Class R6	47,237	1,427,492
MFS International Growth Fund - Class R6	137,294	5,019,460
MFS International Intrinsic Value Fund - Class R6	134,643	5,006,036
MFS International New Discovery Fund - Class R6	199,796	5,760,121
MFS Research International Fund - Class R6	288,195	5,732,190
		$40,079,576
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	1,962,167	$7,181,530
MFS Global Real Estate Fund - Class R6	509,772	7,197,981
		$14,379,511
U.S. Stock Funds – 56.0%
MFS Blended Research Core Equity Fund - Class R6	234,253	$6,800,363
MFS Blended Research Growth Equity Fund - Class R6	443,306	7,505,167
MFS Blended Research Mid Cap Equity Fund - Class R6	1,273,229	14,311,097
MFS Blended Research Small Cap Equity Fund - Class R6	283,154	3,576,229
MFS Blended Research Value Equity Fund - Class R6	579,976	7,899,280
MFS Growth Fund - Class R6	47,105	7,520,709
MFS Mid Cap Growth Fund - Class R6 (a)	287,481	7,181,277
MFS Mid Cap Value Fund - Class R6	261,392	7,164,759
MFS New Discovery Fund - Class R6	72,129	1,789,527
MFS New Discovery Value Fund - Class R6	114,748	1,787,775
MFS Research Fund - Class R6	136,236	6,807,708
MFS Value Fund - Class R6	173,881	7,892,451
		$80,236,342
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.43% (v)	1,836,289	$1,836,473
Total Investment Companies (Identified Cost, $144,880,343)		$143,337,636
Other Assets, Less Liabilities – 0.0%		6,901
Net Assets – 100.0%		$143,344,537
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2065 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.2%
Bond Funds – 4.7%
MFS Inflation-Adjusted Bond Fund - Class R6	34,641	$301,723
MFS Total Return Bond Fund - Class R6	30,752	272,153
		$573,876
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	10,405	$121,119
MFS Blended Research International Equity Fund - Class R6	120,911	1,333,650
MFS Emerging Markets Equity Fund - Class R6	4,007	121,095
MFS International Growth Fund - Class R6	11,632	425,245
MFS International Intrinsic Value Fund - Class R6	11,414	424,365
MFS International New Discovery Fund - Class R6	16,864	486,199
MFS Research International Fund - Class R6	24,424	485,785
		$3,397,458
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	165,229	$604,738
MFS Global Real Estate Fund - Class R6	43,312	611,569
		$1,216,307
U.S. Stock Funds – 56.2%
MFS Blended Research Core Equity Fund - Class R6	19,913	$578,075
MFS Blended Research Growth Equity Fund - Class R6	37,689	638,073
MFS Blended Research Mid Cap Equity Fund - Class R6	108,277	1,217,031
MFS Blended Research Small Cap Equity Fund - Class R6	24,055	303,813
MFS Blended Research Value Equity Fund - Class R6	49,270	671,059
MFS Growth Fund - Class R6	4,005	639,410
MFS Mid Cap Growth Fund - Class R6 (a)	24,462	611,055
MFS Mid Cap Value Fund - Class R6	22,189	608,189
MFS New Discovery Fund - Class R6	6,142	152,398
MFS New Discovery Value Fund - Class R6	9,750	151,903
MFS Research Fund - Class R6	11,584	578,871
MFS Value Fund - Class R6	14,791	671,368
		$6,821,245
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.43% (v)	151,633	$151,648
Total Investment Companies (Identified Cost, $12,565,074)		$12,160,534
Other Assets, Less Liabilities – (0.2)%		(18,592)
Net Assets – 100.0%		$12,141,942
Portfolio Footnotes:
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Lifetime Income Fund	$606,279,024
MFS Lifetime 2025 Fund	350,397,358
MFS Lifetime 2030 Fund	702,636,411
MFS Lifetime 2035 Fund	488,109,340
MFS Lifetime 2040 Fund	633,526,810
MFS Lifetime 2045 Fund	406,852,081
MFS Lifetime 2050 Fund	433,108,928
MFS Lifetime 2055 Fund	279,636,272
MFS Lifetime 2060 Fund	143,337,636
MFS Lifetime 2065 Fund	12,160,534

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

Financial Statements
Statements of Assets and Liabilities
At 10/31/23 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $587,062,636, $348,893,739, and $645,175,162, respectively)	$606,279,024	$350,397,358	$702,636,411
Receivables for
Investments sold	968,782	209,302	189,800
Fund shares sold	62,779	114,925	379,382
Receivable from investment adviser	109,501	78,552	129,709
Other assets	47,931	43,244	50,421
Total assets	$607,468,017	$350,843,381	$703,385,723
Liabilities
Payables for
Distributions	$92,697	$—	$—
Investments purchased	—	7,115	132,121
Fund shares reacquired	857,528	317,222	429,435
Payable to affiliates
Administrative services fee	96	96	96
Shareholder servicing costs	175,129	77,624	156,199
Distribution and service fees	6,329	2,423	5,662
Payable for audit and tax fees	26,168	22,838	22,817
Accrued expenses and other liabilities	20,776	9,540	11,389
Total liabilities	$1,178,723	$436,858	$757,719
Net assets	$606,289,294	$350,406,523	$702,628,004
Net assets consist of
Paid-in capital	$605,985,174	$350,452,273	$644,440,230
Total distributable earnings (loss)	304,120	(45,750)	58,187,774
Net assets	$606,289,294	$350,406,523	$702,628,004

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net assets
Class A	$183,992,417	$36,199,357	$83,089,093
Class B	1,233,330	579,554	2,631,579
Class C	30,212,896	2,831,605	7,331,035
Class I	40,413,610	2,722,100	5,451,353
Class R1	2,345,811	302,654	3,238,654
Class R2	23,119,882	11,875,176	36,888,742
Class R3	116,556,675	103,022,682	206,629,288
Class R4	17,466,678	19,986,429	34,802,020
Class R6	190,947,994	172,886,966	322,566,240
Total net assets	$606,289,294	$350,406,523	$702,628,004
Shares of beneficial interest outstanding
Class A	16,155,957	2,960,172	5,699,881
Class B	108,287	47,829	183,237
Class C	2,654,271	235,975	515,191
Class I	3,547,708	221,544	371,248
Class R1	205,667	24,741	224,706
Class R2	2,029,823	974,827	2,557,277
Class R3	10,234,622	8,438,687	14,224,184
Class R4	1,534,422	1,621,113	2,362,457
Class R6	16,715,623	14,024,190	21,911,493
Total shares of beneficial interest outstanding	53,186,380	28,549,078	48,049,674
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$11.39	$12.23	$14.58
Offering price per share (100 / 95.75 x net asset value per share)	$11.90	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$—	$12.98	$15.47
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.39	$12.12	$14.36
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.38	$12.00	$14.23
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.39	$12.29	$14.68
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.41	$12.23	$14.41
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.39	$12.18	$14.43
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.39	$12.21	$14.53
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.38	$12.33	$14.73

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.42	$12.33	$14.72
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued
At 10/31/23	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $448,224,381, $526,733,515, $366,994,140, and $384,952,539, respectively)	$488,109,340	$633,526,810	$406,852,081	$433,108,928
Receivables for
Investments sold	636,135	119,313	60,287	—
Fund shares sold	618,009	305,443	428,583	707,338
Receivable from investment adviser	104,039	122,514	87,674	90,877
Other assets	47,846	45,756	42,311	45,571
Total assets	$489,515,369	$634,119,836	$407,470,936	$433,952,714
Liabilities
Payables for
Investments purchased	$237,668	$55,333	$248,874	$476,591
Fund shares reacquired	1,008,385	359,282	201,939	267,782
Payable to affiliates
Administrative services fee	96	96	96	96
Shareholder servicing costs	106,272	148,741	95,214	97,008
Distribution and service fees	3,177	4,800	2,627	2,840
Payable for audit and tax fees	22,413	23,242	22,411	22,899
Accrued expenses and other liabilities	10,964	13,106	11,060	12,375
Total liabilities	$1,388,975	$604,600	$582,221	$879,591
Net assets	$488,126,394	$633,515,236	$406,888,715	$433,073,123
Net assets consist of
Paid-in capital	$454,771,569	$534,127,106	$374,826,379	$391,047,563
Total distributable earnings (loss)	33,354,825	99,388,130	32,062,336	42,025,560
Net assets	$488,126,394	$633,515,236	$406,888,715	$433,073,123

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Net assets
Class A	$36,268,912	$55,488,768	$26,231,384	$30,578,925
Class B	761,774	1,660,040	547,720	755,533
Class C	4,622,765	6,287,465	2,714,349	3,430,034
Class I	3,930,033	7,352,858	6,306,228	3,569,343
Class R1	956,011	2,828,532	490,200	662,703
Class R2	13,659,743	36,103,542	8,700,649	16,014,814
Class R3	144,842,157	183,686,609	135,411,361	127,973,384
Class R4	18,635,966	35,176,267	14,449,617	37,292,997
Class R6	264,449,033	304,931,155	212,037,207	212,795,390
Total net assets	$488,126,394	$633,515,236	$406,888,715	$433,073,123
Shares of beneficial interest outstanding
Class A	2,390,624	3,362,963	1,618,634	1,573,002
Class B	50,664	101,431	34,109	39,593
Class C	310,759	391,073	170,568	181,278
Class I	257,820	441,470	386,213	183,247
Class R1	63,492	173,768	30,463	34,868
Class R2	900,614	2,204,397	539,087	834,308
Class R3	9,530,958	11,137,146	8,361,591	6,641,955
Class R4	1,215,156	2,101,108	883,738	1,914,639
Class R6	17,246,422	18,220,727	12,977,181	10,930,881
Total shares of beneficial interest outstanding	31,966,509	38,134,083	25,001,584	22,333,771
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$15.17	$16.50	$16.21	$19.44
Offering price per share (100 / 94.25 x net asset value per share)	$16.10	$17.51	$17.20	$20.63
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$15.04	$16.37	$16.06	$19.08
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$14.88	$16.08	$15.91	$18.92
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.24	$16.66	$16.33	$19.48
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.06	$16.28	$16.09	$19.01
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.17	$16.38	$16.14	$19.20
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.20	$16.49	$16.19	$19.27
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.34	$16.74	$16.35	$19.48

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.33	$16.74	$16.34	$19.47
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued
At 10/31/23	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $264,410,120, $144,880,343, and $12,565,074, respectively)	$279,636,272	$143,337,636	$12,160,534
Receivables for
Investments sold	15,474	—	20,050
Fund shares sold	406,209	260,578	31,848
Receivable from investment adviser	71,180	47,941	13,078
Other assets	44,634	43,775	480
Total assets	$280,173,769	$143,689,930	$12,225,990
Liabilities
Payables for
Investments purchased	$277,752	$184,494	$20,464
Fund shares reacquired	111,935	93,380	32,662
Payable to affiliates
Administrative services fee	96	96	96
Shareholder servicing costs	70,806	36,404	2,658
Distribution and service fees	1,874	956	94
Payable for audit and tax fees	21,980	22,020	20,032
Accrued expenses and other liabilities	10,453	8,043	8,042
Total liabilities	$494,896	$345,393	$84,048
Net assets	$279,678,873	$143,344,537	$12,141,942
Net assets consist of
Paid-in capital	$267,625,986	$146,971,454	$12,730,144
Total distributable earnings (loss)	12,052,887	(3,626,917)	(588,202)
Net assets	$279,678,873	$143,344,537	$12,141,942

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net assets
Class A	$21,365,382	$12,547,891	$755,660
Class B	460,432	157,212	—
Class C	2,565,143	1,141,438	99,595
Class I	2,240,407	452,014	72,152
Class R1	1,214,575	79,778	51,058
Class R2	7,970,732	2,333,038	150,289
Class R3	84,319,156	48,257,373	5,256,751
Class R4	10,569,392	5,540,477	639,443
Class R6	148,973,654	72,835,316	5,116,994
Total net assets	$279,678,873	$143,344,537	$12,141,942
Shares of beneficial interest outstanding
Class A	1,276,230	935,060	93,087
Class B	27,685	11,761	—
Class C	155,962	86,177	12,338
Class I	133,445	33,360	8,852
Class R1	73,595	5,911	6,320
Class R2	476,776	174,130	18,536
Class R3	5,034,035	3,591,439	647,379
Class R4	624,485	409,303	78,482
Class R6	8,798,490	5,362,399	627,596
Total shares of beneficial interest outstanding	16,600,703	10,609,540	1,492,590
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$16.74	$13.42	$8.12
Offering price per share (100 / 94.25 x net asset value per share)	$17.76	$14.24	$8.62
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.63	$13.37	$—
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.45	$13.25	$8.07
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.79	$13.55	$8.15
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.50	$13.50	$8.08
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.72	$13.40	$8.11
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.75	$13.44	$8.12
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.92	$13.54	$8.15

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.93	$13.58	$8.15
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Six months ended 10/31/23 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Net investment income (loss)
Dividends from affiliated issuers	$9,559,402	$5,047,693	$8,299,004	$3,847,873	$3,116,360
Other	208	135	216	154	185
Payments from investment adviser for other expenses agreement (See Note 3)	115,311	122,251	220,428	186,496	213,985
Total investment income	$9,674,921	$5,170,079	$8,519,648	$4,034,523	$3,330,530
Expenses
Distribution and service fees	$651,158	$219,138	$539,288	$298,427	$459,086
Shareholder servicing costs	332,447	161,421	329,289	218,977	304,679
Administrative services fee	8,797	8,797	8,797	8,797	8,797
Independent Trustees' compensation	6,118	3,812	6,568	4,822	6,017
Custodian fee	12,586	4,787	7,502	5,719	6,504
Shareholder communications	13,854	5,502	7,590	6,531	7,948
Audit and tax fees	24,227	22,898	23,377	22,973	23,301
Legal fees	1,891	1,249	2,136	1,514	1,879
Registration fees	69,417	68,106	71,139	71,533	72,314
NASDAQ fee	3,620	3,620	3,620	3,620	3,620
N-CEN/N-PORT preparation fees	5,530	5,530	5,530	5,530	5,530
Miscellaneous	9,202	7,413	9,253	7,873	8,706
Total expenses	$1,138,847	$512,273	$1,014,089	$656,316	$908,381
Reduction of expenses by investment adviser and distributor	(490,011)	(292,398)	(479,653)	(356,853)	(448,043)
Net expenses	$648,836	$219,875	$534,436	$299,463	$460,338
Net investment income (loss)	$9,026,085	$4,950,204	$7,985,212	$3,735,060	$2,870,192
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$2,685,852	$751,050	$2,566,755	$(329,063)	$(1,178,731)
Capital gain distributions from affiliated issuers	41,956	27,410	77,933	70,858	108,010
Net realized gain (loss)	$2,727,808	$778,460	$2,644,688	$(258,205)	$(1,070,721)
Change in unrealized appreciation or depreciation
Affiliated issuers	$(32,596,093)	$(17,566,102)	$(34,530,301)	$(19,467,728)	$(21,242,029)
Net realized and unrealized gain (loss)	$(29,868,285)	$(16,787,642)	$(31,885,613)	$(19,725,933)	$(22,312,750)
Change in net assets from operations	$(20,842,200)	$(11,837,438)	$(23,900,401)	$(15,990,873)	$(19,442,558)
See Notes to Financial Statements

Statements of Operations (unaudited) – continued
Six months ended 10/31/23	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net investment income (loss)
Dividends from affiliated issuers	$1,236,245	$852,302	$546,641	$270,432	$20,312
Other	126	129	86	49	6
Payments from investment adviser for other expenses agreement (See Note 3)	161,230	148,362	114,246	50,140	3,103
Total investment income	$1,397,601	$1,000,793	$660,973	$320,621	$23,421
Expenses
Distribution and service fees	$248,639	$271,009	$175,086	$86,301	$7,105
Shareholder servicing costs	192,387	208,715	149,379	83,131	8,514
Administrative services fee	8,797	8,797	8,797	8,797	8,797
Independent Trustees' compensation	4,213	4,414	3,220	2,131	1,509
Custodian fee	4,843	4,837	3,701	2,651	4,550
Shareholder communications	6,735	8,525	7,958	8,014	2,889
Audit and tax fees	22,971	22,961	23,040	22,581	20,575
Legal fees	1,281	1,305	940	612	350
Registration fees	69,317	68,719	66,399	64,067	97,813
NASDAQ fee	3,620	3,620	3,620	3,620	3,217
N-CEN/N-PORT preparation fees	5,530	5,530	5,530	5,530	5,530
Miscellaneous	7,487	8,040	6,765	6,119	5,439
Total expenses	$575,820	$616,472	$454,435	$293,554	$166,288
Reduction of expenses by investment adviser and distributor	(326,231)	(344,386)	(278,752)	(207,191)	(160,014)
Net expenses	$249,589	$272,086	$175,683	$86,363	$6,274
Net investment income (loss)	$1,148,012	$728,707	$485,290	$234,258	$17,147
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(801,749)	$(777,429)	$(1,055,669)	$(730,126)	$(156,174)
Capital gain distributions from affiliated issuers	73,431	81,038	51,649	25,484	1,906
Net realized gain (loss)	$(728,318)	$(696,391)	$(1,004,020)	$(704,642)	$(154,268)
Change in unrealized appreciation or depreciation
Affiliated issuers	$(13,639,634)	$(14,604,987)	$(8,998,944)	$(4,468,963)	$(371,589)
Net realized and unrealized gain (loss)	$(14,367,952)	$(15,301,378)	$(10,002,964)	$(5,173,605)	$(525,857)
Change in net assets from operations	$(13,219,940)	$(14,572,671)	$(9,517,674)	$(4,939,347)	$(508,710)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 10/31/23 (unaudited)	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Change in net assets
From operations
Net investment income (loss)	$9,026,085	$4,950,204	$7,985,212	$3,735,060	$2,870,192
Net realized gain (loss)	2,727,808	778,460	2,644,688	(258,205)	(1,070,721)
Net unrealized gain (loss)	(32,596,093)	(17,566,102)	(34,530,301)	(19,467,728)	(21,242,029)
Change in net assets from operations	$(20,842,200)	$(11,837,438)	$(23,900,401)	$(15,990,873)	$(19,442,558)
Total distributions to shareholders	$(8,588,792)	$—	$—	$—	$—
Change in net assets from fund share transactions	$(897,968)	$21,547,507	$33,982,078	$38,704,049	$39,549,572
Total change in net assets	$(30,328,960)	$9,710,069	$10,081,677	$22,713,176	$20,107,014
Net assets
At beginning of period	636,618,254	340,696,454	692,546,327	465,413,218	613,408,222
At end of period	$606,289,294	$350,406,523	$702,628,004	$488,126,394	$633,515,236
Six months ended 10/31/23 (unaudited)	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Change in net assets
From operations
Net investment income (loss)	$1,148,012	$728,707	$485,290	$234,258	$17,147
Net realized gain (loss)	(728,318)	(696,391)	(1,004,020)	(704,642)	(154,268)
Net unrealized gain (loss)	(13,639,634)	(14,604,987)	(8,998,944)	(4,468,963)	(371,589)
Change in net assets from operations	$(13,219,940)	$(14,572,671)	$(9,517,674)	$(4,939,347)	$(508,710)
Change in net assets from fund share transactions	$28,612,829	$34,093,443	$26,696,614	$21,692,899	$6,180,212
Total change in net assets	$15,392,889	$19,520,772	$17,178,940	$16,753,552	$5,671,502
Net assets
At beginning of period	391,495,826	413,552,351	262,499,933	126,590,985	6,470,440
At end of period	$406,888,715	$433,073,123	$279,678,873	$143,344,537	$12,141,942
See Notes to Financial Statements

Statements of Changes in Net Assets – continued
Year ended 4/30/23	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Change in net assets
From operations
Net investment income (loss)	$18,161,799	$11,392,010	$19,499,535	$12,818,067	$14,600,653
Net realized gain (loss)	(100,518)	(3,704,124)	2,917,991	(1,610,025)	3,044,892
Net unrealized gain (loss)	(22,937,228)	(10,090,882)	(23,165,272)	(9,512,686)	(12,416,154)
Change in net assets from operations	$(4,875,947)	$(2,402,996)	$(747,746)	$1,695,356	$5,229,391
Total distributions to shareholders	$(26,416,631)	$(22,163,547)	$(43,316,412)	$(30,687,283)	$(36,688,668)
Change in net assets from fund share transactions	$61,492,028	$(48,121,454)	$10,039,828	$20,701,169	$74,127,286
Total change in net assets	$30,199,450	$(72,687,997)	$(34,024,330)	$(8,290,758)	$42,668,009
Net assets
At beginning of period	606,418,804	413,384,451	726,570,657	473,703,976	570,740,213
At end of period	$636,618,254	$340,696,454	$692,546,327	$465,413,218	$613,408,222
Year ended 4/30/23	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Change in net assets
From operations
Net investment income (loss)	$9,126,249	$8,848,965	$5,313,556	$2,377,953	$59,989
Net realized gain (loss)	(478,646)	333,174	1,596,627	(332,483)	(44,542)
Net unrealized gain (loss)	(4,200,943)	(5,006,500)	(2,947,026)	367,905	151,974
Change in net assets from operations	$4,446,660	$4,175,639	$3,963,157	$2,413,375	$167,421
Total distributions to shareholders	$(23,863,536)	$(23,051,323)	$(13,845,443)	$(5,283,991)	$(97,000)
Change in net assets from fund share transactions	$59,452,667	$93,914,153	$68,216,706	$50,255,215	$5,202,100
Total change in net assets	$40,035,791	$75,038,469	$58,334,420	$47,384,599	$5,272,521
Net assets
At beginning of period	351,460,035	338,513,882	204,165,513	79,206,386	1,197,919
At end of period	$391,495,826	$413,552,351	$262,499,933	$126,590,985	$6,470,440
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS LIFETIME INCOME FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$11.94	$12.48	$13.84	$12.29	$12.39	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.35	$0.45	$0.23	$0.30	$0.31
Net realized and unrealized gain (loss)	(0.55)	(0.40)	(1.01)	1.72	0.05	0.30
Total from investment operations	$(0.39)	$(0.05)	$(0.56)	$1.95	$0.35	$0.61
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.29)	$(0.45)	$(0.27)	$(0.31)	$(0.32)
From net realized gain	—	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.16)	$(0.49)	$(0.80)	$(0.40)	$(0.45)	$(0.47)
Net asset value, end of period (x)	$11.39	$11.94	$12.48	$13.84	$12.29	$12.39
Total return (%) (r)(s)(t)(x)	(3.33)(n)	(0.28)	(4.52)	16.01	2.78	5.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44(a)	0.44	0.43	0.43	0.45	0.45
Expenses after expense reductions (h)	0.25(a)	0.25	0.23	0.23	0.23	0.23
Net investment income (loss) (l)	2.77(a)	2.90	3.28	1.77	2.37	2.57
Portfolio turnover	7(n)	16	7	12	15	10
Net assets at end of period (000 omitted)	$183,992	$190,944	$166,307	$164,096	$124,123	$111,591
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class B	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$11.94	$12.48	$13.84	$12.29	$12.40	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.27	$0.33	$0.15	$0.20	$0.22
Net realized and unrealized gain (loss)	(0.56)	(0.41)	(1.00)	1.70	0.04	0.31
Total from investment operations	$(0.44)	$(0.14)	$(0.67)	$1.85	$0.24	$0.53
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.20)	$(0.34)	$(0.17)	$(0.21)	$(0.23)
From net realized gain	—	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.11)	$(0.40)	$(0.69)	$(0.30)	$(0.35)	$(0.38)
Net asset value, end of period (x)	$11.39	$11.94	$12.48	$13.84	$12.29	$12.40
Total return (%) (r)(s)(t)(x)	(3.70)(n)	(1.03)	(5.24)	15.16	1.93	4.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.19	1.18	1.19	1.20	1.20
Expenses after expense reductions (h)	1.00(a)	1.00	0.98	0.98	0.98	0.99
Net investment income (loss) (l)	1.98(a)	2.26	2.39	1.15	1.61	1.81
Portfolio turnover	7(n)	16	7	12	15	10
Net assets at end of period (000 omitted)	$1,233	$1,647	$1,914	$3,347	$5,774	$9,111
	Six months ended	Year ended
Class C	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$11.93	$12.47	$13.83	$12.28	$12.39	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.25	$0.34	$0.15	$0.20	$0.22
Net realized and unrealized gain (loss)	(0.56)	(0.39)	(1.01)	1.70	0.04	0.30
Total from investment operations	$(0.44)	$(0.14)	$(0.67)	$1.85	$0.24	$0.52
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.20)	$(0.34)	$(0.17)	$(0.21)	$(0.23)
From net realized gain	—	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.11)	$(0.40)	$(0.69)	$(0.30)	$(0.35)	$(0.38)
Net asset value, end of period (x)	$11.38	$11.93	$12.47	$13.83	$12.28	$12.39
Total return (%) (r)(s)(t)(x)	(3.70)(n)	(1.03)	(5.24)	15.17	1.93	4.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.20	1.18	1.19	1.20	1.20
Expenses after expense reductions (h)	1.00(a)	1.00	0.98	0.98	0.98	0.99
Net investment income (loss) (l)	2.00(a)	2.07	2.47	1.16	1.60	1.80
Portfolio turnover	7(n)	16	7	12	15	10
Net assets at end of period (000 omitted)	$30,213	$39,244	$55,415	$81,542	$98,286	$112,773
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class I	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$11.94	$12.48	$13.84	$12.29	$12.40	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.37	$0.49	$0.28	$0.33	$0.34
Net realized and unrealized gain (loss)	(0.56)	(0.39)	(1.02)	1.70	0.04	0.31
Total from investment operations	$(0.38)	$(0.02)	$(0.53)	$1.98	$0.37	$0.65
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.32)	$(0.48)	$(0.30)	$(0.34)	$(0.35)
From net realized gain	—	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.17)	$(0.52)	$(0.83)	$(0.43)	$(0.48)	$(0.50)
Net asset value, end of period (x)	$11.39	$11.94	$12.48	$13.84	$12.29	$12.40
Total return (%) (r)(s)(t)(x)	(3.21)(n)	(0.03)	(4.28)	16.30	2.96	5.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19(a)	0.19	0.18	0.18	0.20	0.20
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.01(a)	3.11	3.58	2.14	2.61	2.82
Portfolio turnover	7(n)	16	7	12	15	10
Net assets at end of period (000 omitted)	$40,414	$43,462	$45,108	$46,956	$34,513	$34,654
	Six months ended	Year ended
Class R1	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$11.96	$12.49	$13.85	$12.30	$12.41	$12.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.27	$0.36	$0.14	$0.20	$0.21
Net realized and unrealized gain (loss)	(0.56)	(0.40)	(1.03)	1.71	0.04	0.32
Total from investment operations	$(0.44)	$(0.13)	$(0.67)	$1.85	$0.24	$0.53
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.20)	$(0.34)	$(0.17)	$(0.21)	$(0.23)
From net realized gain	—	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.11)	$(0.40)	$(0.69)	$(0.30)	$(0.35)	$(0.38)
Net asset value, end of period (x)	$11.41	$11.96	$12.49	$13.85	$12.30	$12.41
Total return (%) (r)(s)(t)(x)	(3.69)(n)	(0.94)	(5.23)	15.15	1.93	4.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.19	1.18	1.19	1.20	1.20
Expenses after expense reductions (h)	1.00(a)	1.00	0.98	0.98	0.98	0.98
Net investment income (loss) (l)	1.99(a)	2.22	2.61	1.08	1.58	1.72
Portfolio turnover	7(n)	16	7	12	15	10
Net assets at end of period (000 omitted)	$2,346	$2,792	$1,779	$1,932	$2,493	$3,977
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class R2	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$11.94	$12.48	$13.84	$12.29	$12.40	$12.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.34	$0.40	$0.21	$0.26	$0.28
Net realized and unrealized gain (loss)	(0.56)	(0.42)	(1.00)	1.71	0.05	0.30
Total from investment operations	$(0.41)	$(0.08)	$(0.60)	$1.92	$0.31	$0.58
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.26)	$(0.41)	$(0.24)	$(0.28)	$(0.29)
From net realized gain	—	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.14)	$(0.46)	$(0.76)	$(0.37)	$(0.42)	$(0.44)
Net asset value, end of period (x)	$11.39	$11.94	$12.48	$13.84	$12.29	$12.40
Total return (%) (r)(s)(t)(x)	(3.46)(n)	(0.53)	(4.76)	15.73	2.44	4.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69(a)	0.69	0.68	0.69	0.70	0.70
Expenses after expense reductions (h)	0.50(a)	0.50	0.48	0.48	0.48	0.49
Net investment income (loss) (l)	2.51(a)	2.88	2.92	1.60	2.07	2.30
Portfolio turnover	7(n)	16	7	12	15	10
Net assets at end of period (000 omitted)	$23,120	$27,337	$7,981	$10,823	$14,259	$19,458
	Six months ended	Year ended
Class R3	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$11.94	$12.48	$13.84	$12.29	$12.40	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.36	$0.43	$0.25	$0.30	$0.31
Net realized and unrealized gain (loss)	(0.55)	(0.41)	(0.99)	1.70	0.04	0.31
Total from investment operations	$(0.39)	$(0.05)	$(0.56)	$1.95	$0.34	$0.62
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.29)	$(0.45)	$(0.27)	$(0.31)	$(0.32)
From net realized gain	—	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.16)	$(0.49)	$(0.80)	$(0.40)	$(0.45)	$(0.47)
Net asset value, end of period (x)	$11.39	$11.94	$12.48	$13.84	$12.29	$12.40
Total return (%) (r)(s)(t)(x)	(3.33)(n)	(0.28)	(4.52)	16.01	2.70	5.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44(a)	0.44	0.43	0.43	0.45	0.45
Expenses after expense reductions (h)	0.25(a)	0.25	0.23	0.23	0.23	0.24
Net investment income (loss) (l)	2.77(a)	3.00	3.13	1.90	2.39	2.57
Portfolio turnover	7(n)	16	7	12	15	10
Net assets at end of period (000 omitted)	$116,557	$120,218	$61,647	$75,909	$67,237	$54,540
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class R4	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$11.94	$12.48	$13.84	$12.29	$12.39	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.40	$0.45	$0.28	$0.33	$0.34
Net realized and unrealized gain (loss)	(0.57)	(0.42)	(0.98)	1.70	0.05	0.30
Total from investment operations	$(0.39)	$(0.02)	$(0.53)	$1.98	$0.38	$0.64
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.32)	$(0.48)	$(0.30)	$(0.34)	$(0.35)
From net realized gain	—	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.17)	$(0.52)	$(0.83)	$(0.43)	$(0.48)	$(0.50)
Net asset value, end of period (x)	$11.38	$11.94	$12.48	$13.84	$12.29	$12.39
Total return (%) (r)(s)(t)(x)	(3.30)(n)	(0.03)	(4.28)	16.30	3.04	5.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19(a)	0.19	0.18	0.19	0.20	0.20
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.95(a)	3.36	3.28	2.14	2.61	2.82
Portfolio turnover	7(n)	16	7	12	15	10
Net assets at end of period (000 omitted)	$17,467	$26,707	$11,700	$31,138	$41,807	$47,906
	Six months ended	Year ended
Class R6	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$11.98	$12.52	$13.88	$12.32	$12.43	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.42	$0.50	$0.30	$0.34	$0.35
Net realized and unrealized gain (loss)	(0.57)	(0.43)	(1.02)	1.71	0.04	0.30
Total from investment operations	$(0.38)	$(0.01)	$(0.52)	$2.01	$0.38	$0.65
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.33)	$(0.49)	$(0.32)	$(0.35)	$(0.36)
From net realized gain	—	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.18)	$(0.53)	$(0.84)	$(0.45)	$(0.49)	$(0.51)
Net asset value, end of period (x)	$11.42	$11.98	$12.52	$13.88	$12.32	$12.43
Total return (%) (r)(s)(t)(x)	(3.22)(n)	0.09	(4.18)	16.44	3.04	5.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.07(a)	0.08	0.09	0.10	0.12	0.12
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.15(a)	3.54	3.61	2.24	2.69	2.84
Portfolio turnover	7(n)	16	7	12	15	10
Net assets at end of period (000 omitted)	$190,948	$184,269	$81,457	$87,750	$42,065	$33,595

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.65	$13.38	$15.00	$12.75	$13.03	$12.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.35	$0.51	$0.25	$0.30	$0.33
Net realized and unrealized gain (loss)	(0.59)	(0.40)	(1.09)	2.38	(0.11)	0.35
Total from investment operations	$(0.42)	$(0.05)	$(0.58)	$2.63	$0.19	$0.68
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.53)	$(0.26)	$(0.28)	$(0.31)
From net realized gain	—	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$—	$(0.68)	$(1.04)	$(0.38)	$(0.47)	$(0.48)
Net asset value, end of period (x)	$12.23	$12.65	$13.38	$15.00	$12.75	$13.03
Total return (%) (r)(s)(t)(x)	(3.32)(n)	(0.13)	(4.47)	20.70	1.25	5.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.49(a)	0.48	0.46	0.47	0.51	0.52
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.23	0.22
Net investment income (loss) (l)	2.70(a)	2.74	3.41	1.77	2.25	2.62
Portfolio turnover	8(n)	18	14	24	18	14
Net assets at end of period (000 omitted)	$36,199	$23,748	$26,794	$29,637	$26,335	$19,689
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class B	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.58	$13.29	$14.89	$12.64	$12.93	$12.72
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.25	$0.40	$0.14	$0.20	$0.23
Net realized and unrealized gain (loss)	(0.58)	(0.40)	(1.09)	2.36	(0.12)	0.36
Total from investment operations	$(0.46)	$(0.15)	$(0.69)	$2.50	$0.08	$0.59
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.40)	$(0.13)	$(0.18)	$(0.21)
From net realized gain	—	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$—	$(0.56)	$(0.91)	$(0.25)	$(0.37)	$(0.38)
Net asset value, end of period (x)	$12.12	$12.58	$13.29	$14.89	$12.64	$12.93
Total return (%) (r)(s)(t)(x)	(3.66)(n)	(0.95)	(5.15)	19.83	0.48	4.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.24(a)	1.23	1.21	1.22	1.26	1.27
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	0.99	0.97
Net investment income (loss) (l)	1.83(a)	1.97	2.71	1.00	1.49	1.82
Portfolio turnover	8(n)	18	14	24	18	14
Net assets at end of period (000 omitted)	$580	$799	$1,156	$1,447	$1,632	$1,501
	Six months ended	Year ended
Class C	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.46	$13.20	$14.80	$12.58	$12.86	$12.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.26	$0.40	$0.14	$0.19	$0.22
Net realized and unrealized gain (loss)	(0.57)	(0.40)	(1.09)	2.35	(0.11)	0.37
Total from investment operations	$(0.46)	$(0.14)	$(0.69)	$2.49	$0.08	$0.59
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.40)	$(0.15)	$(0.17)	$(0.22)
From net realized gain	—	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$—	$(0.60)	$(0.91)	$(0.27)	$(0.36)	$(0.39)
Net asset value, end of period (x)	$12.00	$12.46	$13.20	$14.80	$12.58	$12.86
Total return (%) (r)(s)(t)(x)	(3.69)(n)	(0.88)	(5.19)	19.86	0.45	4.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.24(a)	1.23	1.21	1.22	1.26	1.27
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	1.84(a)	2.07	2.74	1.03	1.46	1.78
Portfolio turnover	8(n)	18	14	24	18	14
Net assets at end of period (000 omitted)	$2,832	$3,478	$3,571	$4,618	$3,852	$4,186
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class I	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.69	$13.43	$15.06	$12.79	$13.08	$12.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.38	$0.55	$0.30	$0.33	$0.41
Net realized and unrealized gain (loss)	(0.58)	(0.40)	(1.10)	2.38	(0.12)	0.32
Total from investment operations	$(0.40)	$(0.02)	$(0.55)	$2.68	$0.21	$0.73
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.57)	$(0.29)	$(0.31)	$(0.35)
From net realized gain	—	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$—	$(0.72)	$(1.08)	$(0.41)	$(0.50)	$(0.52)
Net asset value, end of period (x)	$12.29	$12.69	$13.43	$15.06	$12.79	$13.08
Total return (%) (r)(s)(t)(x)	(3.15)(n)	0.07	(4.26)	21.10	1.38	6.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.24(a)	0.23	0.21	0.22	0.26	0.27
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.85(a)	2.99	3.68	2.08	2.49	3.23
Portfolio turnover	8(n)	18	14	24	18	14
Net assets at end of period (000 omitted)	$2,722	$2,724	$4,104	$3,131	$1,445	$1,228
	Six months ended	Year ended
Class R1	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.70	$13.44	$15.04	$12.65	$12.95	$12.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.26	$0.39	$0.09	$0.19	$0.22
Net realized and unrealized gain (loss)	(0.59)	(0.41)	(1.09)	2.42	(0.12)	0.37
Total from investment operations	$(0.47)	$(0.15)	$(0.70)	$2.51	$0.07	$0.59
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.39)	$—	$(0.18)	$(0.23)
From net realized gain	—	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$—	$(0.59)	$(0.90)	$(0.12)	$(0.37)	$(0.40)
Net asset value, end of period (x)	$12.23	$12.70	$13.44	$15.04	$12.65	$12.95
Total return (%) (r)(s)(t)(x)	(3.70)(n)	(0.92)	(5.19)	19.86	0.37	4.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.24(a)	1.23	1.21	1.23	1.26	1.27
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	1.86(a)	2.02	2.61	0.67	1.46	1.76
Portfolio turnover	8(n)	18	14	24	18	14
Net assets at end of period (000 omitted)	$303	$347	$310	$374	$1,902	$1,578
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class R2	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.61	$13.35	$14.95	$12.69	$12.96	$12.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.32	$0.47	$0.21	$0.25	$0.28
Net realized and unrealized gain (loss)	(0.58)	(0.41)	(1.08)	2.37	(0.11)	0.37
Total from investment operations	$(0.43)	$(0.09)	$(0.61)	$2.58	$0.14	$0.65
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.48)	$(0.20)	$(0.22)	$(0.26)
From net realized gain	—	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$—	$(0.65)	$(0.99)	$(0.32)	$(0.41)	$(0.43)
Net asset value, end of period (x)	$12.18	$12.61	$13.35	$14.95	$12.69	$12.96
Total return (%) (r)(s)(t)(x)	(3.41)(n)	(0.48)	(4.64)	20.43	0.93	5.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.74(a)	0.73	0.71	0.73	0.76	0.77
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.49
Net investment income (loss) (l)	2.36(a)	2.51	3.15	1.49	1.89	2.21
Portfolio turnover	8(n)	18	14	24	18	14
Net assets at end of period (000 omitted)	$11,875	$14,322	$16,771	$21,994	$26,607	$36,121
	Six months ended	Year ended
Class R3	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.63	$13.37	$14.98	$12.73	$13.02	$12.81
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.35	$0.51	$0.25	$0.30	$0.33
Net realized and unrealized gain (loss)	(0.58)	(0.41)	(1.08)	2.38	(0.12)	0.36
Total from investment operations	$(0.42)	$(0.06)	$(0.57)	$2.63	$0.18	$0.69
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.53)	$(0.26)	$(0.28)	$(0.31)
From net realized gain	—	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$—	$(0.68)	$(1.04)	$(0.38)	$(0.47)	$(0.48)
Net asset value, end of period (x)	$12.21	$12.63	$13.37	$14.98	$12.73	$13.02
Total return (%) (r)(s)(t)(x)	(3.33)(n)	(0.18)	(4.41)	20.74	1.17	5.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.49(a)	0.48	0.46	0.47	0.51	0.52
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	2.61(a)	2.75	3.43	1.80	2.25	2.56
Portfolio turnover	8(n)	18	14	24	18	14
Net assets at end of period (000 omitted)	$103,023	$100,312	$109,420	$112,826	$95,013	$76,112
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class R4	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.73	$13.47	$15.09	$12.81	$13.10	$12.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.38	$0.52	$0.28	$0.33	$0.36
Net realized and unrealized gain (loss)	(0.58)	(0.40)	(1.08)	2.40	(0.12)	0.37
Total from investment operations	$(0.40)	$(0.02)	$(0.56)	$2.68	$0.21	$0.73
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.55)	$(0.28)	$(0.31)	$(0.34)
From net realized gain	—	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$—	$(0.72)	$(1.06)	$(0.40)	$(0.50)	$(0.51)
Net asset value, end of period (x)	$12.33	$12.73	$13.47	$15.09	$12.81	$13.10
Total return (%) (r)(s)(t)(x)	(3.14)(n)	0.08	(4.26)	21.06	1.37	6.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.24(a)	0.23	0.21	0.23	0.26	0.27
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.77(a)	2.99	3.43	2.00	2.49	2.82
Portfolio turnover	8(n)	18	14	24	18	14
Net assets at end of period (000 omitted)	$19,986	$36,419	$34,089	$82,037	$105,160	$105,032
	Six months ended	Year ended
Class R6	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.73	$13.47	$15.09	$12.82	$13.10	$12.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.43	$0.58	$0.32	$0.35	$0.38
Net realized and unrealized gain (loss)	(0.59)	(0.43)	(1.10)	2.38	(0.12)	0.37
Total from investment operations	$(0.40)	$0.00	$(0.52)	$2.70	$0.23	$0.75
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.59)	$(0.31)	$(0.32)	$(0.36)
From net realized gain	—	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$—	$(0.74)	$(1.10)	$(0.43)	$(0.51)	$(0.53)
Net asset value, end of period (x)	$12.33	$12.73	$13.47	$15.09	$12.82	$13.10
Total return (%) (r)(s)(t)(x)	(3.14)(n)	0.24	(4.06)	21.17	1.57	6.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09(a)	0.09	0.07	0.08	0.12	0.14
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.02(a)	3.34	3.88	2.22	2.63	2.93
Portfolio turnover	8(n)	18	14	24	18	14
Net assets at end of period (000 omitted)	$172,887	$158,548	$217,171	$228,469	$65,523	$47,026

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.08	$16.03	$18.20	$14.61	$15.59	$15.48
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.40	$0.72	$0.26	$0.32	$0.37
Net realized and unrealized gain (loss)	(0.66)	(0.45)	(1.34)	3.96	(0.46)	0.49
Total from investment operations	$(0.50)	$(0.05)	$(0.62)	$4.22	$(0.14)	$0.86
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.73)	$(0.27)	$(0.32)	$(0.36)
From net realized gain	—	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$—	$(0.90)	$(1.55)	$(0.63)	$(0.84)	$(0.75)
Net asset value, end of period (x)	$14.58	$15.08	$16.03	$18.20	$14.61	$15.59
Total return (%) (r)(s)(t)(x)	(3.32)(n)	(0.02)	(4.25)	29.17	(1.36)	6.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44(a)	0.45	0.44	0.44	0.46	0.46
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.24	0.24	0.23
Net investment income (loss) (l)	2.08(a)	2.62	3.95	1.56	2.07	2.40
Portfolio turnover	7(n)	18	15	27	18	18
Net assets at end of period (000 omitted)	$83,089	$78,198	$78,464	$81,398	$66,732	$63,579
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class B	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$14.92	$15.82	$17.96	$14.41	$15.37	$15.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.27	$0.55	$0.13	$0.20	$0.25
Net realized and unrealized gain (loss)	(0.66)	(0.43)	(1.30)	3.91	(0.46)	0.50
Total from investment operations	$(0.56)	$(0.16)	$(0.75)	$4.04	$(0.26)	$0.75
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.57)	$(0.13)	$(0.18)	$(0.25)
From net realized gain	—	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$—	$(0.74)	$(1.39)	$(0.49)	$(0.70)	$(0.64)
Net asset value, end of period (x)	$14.36	$14.92	$15.82	$17.96	$14.41	$15.37
Total return (%) (r)(s)(t)(x)	(3.75)(n)	(0.74)	(4.98)	28.24	(2.07)	5.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.20	1.19	1.19	1.21	1.21
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	0.99	0.99	0.99
Net investment income (loss) (l)	1.30(a)	1.82	3.09	0.82	1.29	1.67
Portfolio turnover	7(n)	18	15	27	18	18
Net assets at end of period (000 omitted)	$2,632	$3,104	$4,398	$6,394	$6,495	$8,727
	Six months ended	Year ended
Class C	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$14.78	$15.69	$17.84	$14.31	$15.27	$15.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.26	$0.56	$0.14	$0.19	$0.25
Net realized and unrealized gain (loss)	(0.65)	(0.42)	(1.30)	3.87	(0.44)	0.49
Total from investment operations	$(0.55)	$(0.16)	$(0.74)	$4.01	$(0.25)	$0.74
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.59)	$(0.12)	$(0.19)	$(0.24)
From net realized gain	—	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$—	$(0.75)	$(1.41)	$(0.48)	$(0.71)	$(0.63)
Net asset value, end of period (x)	$14.23	$14.78	$15.69	$17.84	$14.31	$15.27
Total return (%) (r)(s)(t)(x)	(3.72)(n)	(0.76)	(4.97)	28.24	(2.05)	5.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.20	1.19	1.19	1.21	1.21
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	0.99	0.99	0.99
Net investment income (loss) (l)	1.31(a)	1.78	3.15	0.85	1.26	1.63
Portfolio turnover	7(n)	18	15	27	18	18
Net assets at end of period (000 omitted)	$7,331	$8,025	$10,573	$12,826	$13,474	$15,790
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class I	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.17	$16.12	$18.30	$14.69	$15.66	$15.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.43	$0.85	$0.31	$0.36	$0.42
Net realized and unrealized gain (loss)	(0.67)	(0.45)	(1.43)	3.98	(0.46)	0.48
Total from investment operations	$(0.49)	$(0.02)	$(0.58)	$4.29	$(0.10)	$0.90
Less distributions declared to shareholders
From net investment income	$—	$(0.40)	$(0.78)	$(0.32)	$(0.35)	$(0.40)
From net realized gain	—	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$—	$(0.93)	$(1.60)	$(0.68)	$(0.87)	$(0.79)
Net asset value, end of period (x)	$14.68	$15.17	$16.12	$18.30	$14.69	$15.66
Total return (%) (r)(s)(t)(x)	(3.23)(n)	0.23	(4.02)	29.48	(1.07)	6.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19(a)	0.20	0.19	0.19	0.21	0.21
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.30(a)	2.81	4.65	1.86	2.29	2.70
Portfolio turnover	7(n)	18	15	27	18	18
Net assets at end of period (000 omitted)	$5,451	$6,146	$6,552	$6,274	$2,395	$2,282
	Six months ended	Year ended
Class R1	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$14.97	$15.89	$18.05	$14.43	$15.42	$15.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.28	$0.58	$0.11	$0.21	$0.26
Net realized and unrealized gain (loss)	(0.66)	(0.44)	(1.34)	3.94	(0.46)	0.48
Total from investment operations	$(0.56)	$(0.16)	$(0.76)	$4.05	$(0.25)	$0.74
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.58)	$(0.07)	$(0.22)	$(0.25)
From net realized gain	—	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$—	$(0.76)	$(1.40)	$(0.43)	$(0.74)	$(0.64)
Net asset value, end of period (x)	$14.41	$14.97	$15.89	$18.05	$14.43	$15.42
Total return (%) (r)(s)(t)(x)	(3.74)(n)	(0.73)	(5.00)	28.21	(2.06)	5.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.20	1.19	1.20	1.21	1.21
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	0.99	1.00	0.99
Net investment income (loss) (l)	1.30(a)	1.83	3.21	0.66	1.38	1.69
Portfolio turnover	7(n)	18	15	27	18	18
Net assets at end of period (000 omitted)	$3,239	$3,347	$4,148	$5,636	$7,150	$7,423
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class R2	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$14.94	$15.88	$18.04	$14.47	$15.43	$15.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.35	$0.65	$0.20	$0.28	$0.33
Net realized and unrealized gain (loss)	(0.65)	(0.44)	(1.31)	3.94	(0.46)	0.49
Total from investment operations	$(0.51)	$(0.09)	$(0.66)	$4.14	$(0.18)	$0.82
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.68)	$(0.21)	$(0.26)	$(0.32)
From net realized gain	—	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$—	$(0.85)	$(1.50)	$(0.57)	$(0.78)	$(0.71)
Net asset value, end of period (x)	$14.43	$14.94	$15.88	$18.04	$14.47	$15.43
Total return (%) (r)(s)(t)(x)	(3.41)(n)	(0.26)	(4.50)	28.84	(1.60)	6.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69(a)	0.70	0.69	0.70	0.71	0.71
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.49	0.49	0.49
Net investment income (loss) (l)	1.82(a)	2.33	3.64	1.24	1.78	2.17
Portfolio turnover	7(n)	18	15	27	18	18
Net assets at end of period (000 omitted)	$36,889	$46,256	$51,968	$60,402	$66,342	$78,171
	Six months ended	Year ended
Class R3	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.03	$15.98	$18.15	$14.57	$15.54	$15.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.39	$0.69	$0.26	$0.32	$0.37
Net realized and unrealized gain (loss)	(0.66)	(0.44)	(1.31)	3.95	(0.45)	0.49
Total from investment operations	$(0.50)	$(0.05)	$(0.62)	$4.21	$(0.13)	$0.86
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.73)	$(0.27)	$(0.32)	$(0.37)
From net realized gain	—	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$—	$(0.90)	$(1.55)	$(0.63)	$(0.84)	$(0.76)
Net asset value, end of period (x)	$14.53	$15.03	$15.98	$18.15	$14.57	$15.54
Total return (%) (r)(s)(t)(x)	(3.33)(n)	(0.01)	(4.27)	29.18	(1.31)	6.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44(a)	0.45	0.44	0.44	0.46	0.46
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	2.07(a)	2.59	3.84	1.58	2.06	2.44
Portfolio turnover	7(n)	18	15	27	18	18
Net assets at end of period (000 omitted)	$206,629	$199,271	$196,297	$196,178	$158,189	$146,737
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class R4	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.22	$16.17	$18.34	$14.70	$15.68	$15.56
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.44	$0.71	$0.30	$0.37	$0.40
Net realized and unrealized gain (loss)	(0.66)	(0.46)	(1.29)	4.01	(0.48)	0.51
Total from investment operations	$(0.49)	$(0.02)	$(0.58)	$4.31	$(0.11)	$0.91
Less distributions declared to shareholders
From net investment income	$—	$(0.40)	$(0.77)	$(0.31)	$(0.35)	$(0.40)
From net realized gain	—	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$—	$(0.93)	$(1.59)	$(0.67)	$(0.87)	$(0.79)
Net asset value, end of period (x)	$14.73	$15.22	$16.17	$18.34	$14.70	$15.68
Total return (%) (r)(s)(t)(x)	(3.22)(n)	0.24	(4.03)	29.58	(1.14)	6.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19(a)	0.20	0.19	0.20	0.21	0.21
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.25(a)	2.83	3.87	1.80	2.32	2.61
Portfolio turnover	7(n)	18	15	27	18	18
Net assets at end of period (000 omitted)	$34,802	$59,570	$58,095	$123,740	$162,913	$158,288
	Six months ended	Year ended
Class R6	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.20	$16.15	$18.33	$14.70	$15.68	$15.56
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.49	$0.79	$0.34	$0.38	$0.44
Net realized and unrealized gain (loss)	(0.67)	(0.48)	(1.35)	3.98	(0.47)	0.49
Total from investment operations	$(0.48)	$0.01	$(0.56)	$4.32	$(0.09)	$0.93
Less distributions declared to shareholders
From net investment income	$—	$(0.43)	$(0.80)	$(0.33)	$(0.37)	$(0.42)
From net realized gain	—	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$—	$(0.96)	$(1.62)	$(0.69)	$(0.89)	$(0.81)
Net asset value, end of period (x)	$14.72	$15.20	$16.15	$18.33	$14.70	$15.68
Total return (%) (r)(s)(t)(x)	(3.16)(n)	0.40	(3.92)	29.71	(1.02)	6.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06(a)	0.06	0.05	0.06	0.08	0.08
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.47(a)	3.17	4.34	2.01	2.44	2.86
Portfolio turnover	7(n)	18	15	27	18	18
Net assets at end of period (000 omitted)	$322,566	$288,629	$316,077	$300,098	$116,212	$108,358

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.67	$16.63	$18.63	$13.79	$14.94	$14.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.38	$0.88	$0.23	$0.29	$0.34
Net realized and unrealized gain (loss)	(0.60)	(0.40)	(1.44)	5.04	(0.85)	0.52
Total from investment operations	$(0.50)	$(0.02)	$(0.56)	$5.27	$(0.56)	$0.86
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.86)	$(0.23)	$(0.29)	$(0.32)
From net realized gain	—	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$—	$(0.94)	$(1.44)	$(0.43)	$(0.59)	$(0.53)
Net asset value, end of period (x)	$15.17	$15.67	$16.63	$18.63	$13.79	$14.94
Total return (%) (r)(s)(t)(x)	(3.19)(n)	0.27	(3.84)	38.48	(4.23)	6.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47(a)	0.47	0.47	0.48	0.52	0.54
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	1.32(a)	2.44	4.67	1.41	1.96	2.36
Portfolio turnover	6(n)	24	18	28	13	12
Net assets at end of period (000 omitted)	$36,269	$32,421	$29,272	$27,770	$20,382	$16,563
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class B	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.59	$16.52	$18.50	$13.70	$14.84	$14.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.26	$0.69	$0.11	$0.17	$0.22
Net realized and unrealized gain (loss)	(0.59)	(0.39)	(1.39)	4.99	(0.85)	0.54
Total from investment operations	$(0.55)	$(0.13)	$(0.70)	$5.10	$(0.68)	$0.76
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.70)	$(0.10)	$(0.16)	$(0.20)
From net realized gain	—	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$—	$(0.80)	$(1.28)	$(0.30)	$(0.46)	$(0.41)
Net asset value, end of period (x)	$15.04	$15.59	$16.52	$18.50	$13.70	$14.84
Total return (%) (r)(s)(t)(x)	(3.53)(n)	(0.48)	(4.53)	37.44	(4.98)	5.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.22	1.22	1.23	1.27	1.29
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.53(a)	1.66	3.72	0.65	1.12	1.55
Portfolio turnover	6(n)	24	18	28	13	12
Net assets at end of period (000 omitted)	$762	$1,067	$1,370	$1,597	$1,387	$1,650
	Six months ended	Year ended
Class C	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.42	$16.40	$18.38	$13.62	$14.78	$14.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.27	$0.69	$0.10	$0.19	$0.22
Net realized and unrealized gain (loss)	(0.58)	(0.41)	(1.37)	4.97	(0.87)	0.53
Total from investment operations	$(0.54)	$(0.14)	$(0.68)	$5.07	$(0.68)	$0.75
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.72)	$(0.11)	$(0.18)	$(0.21)
From net realized gain	—	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$—	$(0.84)	$(1.30)	$(0.31)	$(0.48)	$(0.42)
Net asset value, end of period (x)	$14.88	$15.42	$16.40	$18.38	$13.62	$14.78
Total return (%) (r)(s)(t)(x)	(3.50)(n)	(0.55)	(4.50)	37.40	(4.97)	5.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.22	1.22	1.23	1.27	1.29
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	0.99	0.99
Net investment income (loss) (l)	0.54(a)	1.74	3.72	0.63	1.26	1.54
Portfolio turnover	6(n)	24	18	28	13	12
Net assets at end of period (000 omitted)	$4,623	$4,272	$3,413	$3,514	$2,632	$2,730
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class I	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.72	$16.69	$18.68	$13.82	$14.97	$14.64
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.45	$0.88	$0.27	$0.32	$0.37
Net realized and unrealized gain (loss)	(0.61)	(0.44)	(1.38)	5.05	(0.85)	0.53
Total from investment operations	$(0.48)	$0.01	$(0.50)	$5.32	$(0.53)	$0.90
Less distributions declared to shareholders
From net investment income	$—	$(0.41)	$(0.91)	$(0.26)	$(0.32)	$(0.36)
From net realized gain	—	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$—	$(0.98)	$(1.49)	$(0.46)	$(0.62)	$(0.57)
Net asset value, end of period (x)	$15.24	$15.72	$16.69	$18.68	$13.82	$14.97
Total return (%) (r)(s)(t)(x)	(3.05)(n)	0.48	(3.55)	38.83	(4.03)	6.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.22	0.22	0.23	0.27	0.29
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.57(a)	2.83	4.69	1.66	2.17	2.55
Portfolio turnover	6(n)	24	18	28	13	12
Net assets at end of period (000 omitted)	$3,930	$1,953	$1,365	$1,267	$714	$843
	Six months ended	Year ended
Class R1	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.61	$16.59	$18.59	$13.70	$14.83	$14.50
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.26	$0.72	$(0.01)	$0.15	$0.22
Net realized and unrealized gain (loss)	(0.59)	(0.40)	(1.42)	5.10	(0.84)	0.54
Total from investment operations	$(0.55)	$(0.14)	$(0.70)	$5.09	$(0.69)	$0.76
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.72)	$—	$(0.14)	$(0.22)
From net realized gain	—	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$—	$(0.84)	$(1.30)	$(0.20)	$(0.44)	$(0.43)
Net asset value, end of period (x)	$15.06	$15.61	$16.59	$18.59	$13.70	$14.83
Total return (%) (r)(s)(t)(x)	(3.52)(n)	(0.50)	(4.52)	37.27	(5.01)	5.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.22	1.22	1.24	1.27	1.29
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.54(a)	1.64	3.84	(0.05)	1.00	1.55
Portfolio turnover	6(n)	24	18	28	13	12
Net assets at end of period (000 omitted)	$956	$998	$932	$470	$1,835	$2,535
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class R2	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.68	$16.64	$18.61	$13.75	$14.89	$14.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.34	$0.75	$0.16	$0.23	$0.27
Net realized and unrealized gain (loss)	(0.59)	(0.41)	(1.35)	5.04	(0.84)	0.56
Total from investment operations	$(0.51)	$(0.07)	$(0.60)	$5.20	$(0.61)	$0.83
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.79)	$(0.14)	$(0.23)	$(0.27)
From net realized gain	—	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$—	$(0.89)	$(1.37)	$(0.34)	$(0.53)	$(0.48)
Net asset value, end of period (x)	$15.17	$15.68	$16.64	$18.61	$13.75	$14.89
Total return (%) (r)(s)(t)(x)	(3.25)(n)	(0.05)	(4.01)	38.06	(4.50)	6.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.72(a)	0.72	0.72	0.74	0.77	0.79
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.05(a)	2.19	4.01	0.97	1.58	1.84
Portfolio turnover	6(n)	24	18	28	13	12
Net assets at end of period (000 omitted)	$13,660	$14,659	$17,075	$20,783	$26,572	$32,592
	Six months ended	Year ended
Class R3	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.69	$16.65	$18.64	$13.80	$14.96	$14.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.38	$0.83	$0.23	$0.30	$0.34
Net realized and unrealized gain (loss)	(0.59)	(0.40)	(1.38)	5.04	(0.87)	0.52
Total from investment operations	$(0.49)	$(0.02)	$(0.55)	$5.27	$(0.57)	$0.86
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.86)	$(0.23)	$(0.29)	$(0.32)
From net realized gain	—	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$—	$(0.94)	$(1.44)	$(0.43)	$(0.59)	$(0.53)
Net asset value, end of period (x)	$15.20	$15.69	$16.65	$18.64	$13.80	$14.96
Total return (%) (r)(s)(t)(x)	(3.12)(n)	0.24	(3.81)	38.44	(4.27)	6.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47(a)	0.47	0.47	0.48	0.52	0.54
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.30(a)	2.41	4.41	1.40	2.00	2.31
Portfolio turnover	6(n)	24	18	28	13	12
Net assets at end of period (000 omitted)	$144,842	$140,851	$142,758	$141,555	$96,287	$71,027
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class R4	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.81	$16.78	$18.76	$13.87	$15.02	$14.69
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.42	$0.78	$0.25	$0.33	$0.38
Net realized and unrealized gain (loss)	(0.59)	(0.41)	(1.29)	5.09	(0.86)	0.52
Total from investment operations	$(0.47)	$0.01	$(0.51)	$5.34	$(0.53)	$0.90
Less distributions declared to shareholders
From net investment income	$—	$(0.41)	$(0.89)	$(0.25)	$(0.32)	$(0.36)
From net realized gain	—	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$—	$(0.98)	$(1.47)	$(0.45)	$(0.62)	$(0.57)
Net asset value, end of period (x)	$15.34	$15.81	$16.78	$18.76	$13.87	$15.02
Total return (%) (r)(s)(t)(x)	(2.97)(n)	0.44	(3.56)	38.82	(4.01)	6.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.22	0.22	0.23	0.27	0.29
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.47(a)	2.65	4.12	1.56	2.22	2.58
Portfolio turnover	6(n)	24	18	28	13	12
Net assets at end of period (000 omitted)	$18,636	$45,521	$39,766	$89,097	$120,415	$115,939
	Six months ended	Year ended
Class R6	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.80	$16.77	$18.76	$13.87	$15.02	$14.69
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.50	$0.94	$0.31	$0.35	$0.39
Net realized and unrealized gain (loss)	(0.61)	(0.47)	(1.42)	5.07	(0.86)	0.53
Total from investment operations	$(0.47)	$0.03	$(0.48)	$5.38	$(0.51)	$0.92
Less distributions declared to shareholders
From net investment income	$—	$(0.43)	$(0.93)	$(0.29)	$(0.34)	$(0.38)
From net realized gain	—	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$—	$(1.00)	$(1.51)	$(0.49)	$(0.64)	$(0.59)
Net asset value, end of period (x)	$15.33	$15.80	$16.77	$18.76	$13.87	$15.02
Total return (%) (r)(s)(t)(x)	(2.97)(n)	0.61	(3.42)	39.08	(3.90)	6.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.07(a)	0.07	0.07	0.09	0.12	0.15
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.71(a)	3.13	4.97	1.86	2.35	2.67
Portfolio turnover	6(n)	24	18	28	13	12
Net assets at end of period (000 omitted)	$264,449	$223,670	$237,753	$206,449	$62,093	$44,655

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.01	$18.03	$20.33	$14.79	$16.46	$16.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.39	$0.94	$0.21	$0.30	$0.35
Net realized and unrealized gain (loss)	(0.57)	(0.39)	(1.48)	5.86	(1.02)	0.57
Total from investment operations	$(0.51)	$0.00(w)	$(0.54)	$6.07	$(0.72)	$0.92
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.97)	$(0.22)	$(0.30)	$(0.36)
From net realized gain	—	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$—	$(1.02)	$(1.76)	$(0.53)	$(0.95)	$(0.84)
Net asset value, end of period (x)	$16.50	$17.01	$18.03	$20.33	$14.79	$16.46
Total return (%) (r)(s)(t)(x)	(3.00)(n)	0.39	(3.60)	41.38	(5.08)	6.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46(a)	0.46	0.45	0.46	0.49	0.48
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.24	0.24	0.24
Net investment income (loss) (l)	0.72(a)	2.29	4.60	1.21	1.86	2.15
Portfolio turnover	5(n)	18	14	27	13	17
Net assets at end of period (000 omitted)	$55,489	$51,443	$50,245	$56,524	$41,909	$36,747
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class B	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.93	$17.92	$20.20	$14.68	$16.34	$16.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.26	$0.78	$0.08	$0.17	$0.22
Net realized and unrealized gain (loss)	(0.56)	(0.39)	(1.48)	5.81	(1.01)	0.59
Total from investment operations	$(0.56)	$(0.13)	$(0.70)	$5.89	$(0.84)	$0.81
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.79)	$(0.06)	$(0.17)	$(0.22)
From net realized gain	—	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$—	$(0.86)	$(1.58)	$(0.37)	$(0.82)	$(0.70)
Net asset value, end of period (x)	$16.37	$16.93	$17.92	$20.20	$14.68	$16.34
Total return (%) (r)(s)(t)(x)	(3.31)(n)	(0.40)	(4.34)	40.36	(5.80)	5.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.21	1.20	1.21	1.24	1.23
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	0.99	0.99	0.99
Net investment income (loss) (l)	(0.04)(a)	1.52	3.85	0.44	1.05	1.39
Portfolio turnover	5(n)	18	14	27	13	17
Net assets at end of period (000 omitted)	$1,660	$1,972	$2,641	$3,527	$3,577	$4,588
	Six months ended	Year ended
Class C	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.64	$17.64	$19.94	$14.48	$16.13	$16.03
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.26	$0.77	$0.08	$0.16	$0.21
Net realized and unrealized gain (loss)	(0.56)	(0.37)	(1.46)	5.73	(0.99)	0.58
Total from investment operations	$(0.56)	$(0.11)	$(0.69)	$5.81	$(0.83)	$0.79
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.82)	$(0.04)	$(0.17)	$(0.21)
From net realized gain	—	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$—	$(0.89)	$(1.61)	$(0.35)	$(0.82)	$(0.69)
Net asset value, end of period (x)	$16.08	$16.64	$17.64	$19.94	$14.48	$16.13
Total return (%) (r)(s)(t)(x)	(3.37)(n)	(0.30)	(4.40)	40.39	(5.79)	5.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.21	1.20	1.22	1.24	1.23
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	(0.04)(a)	1.57	3.84	0.48	1.03	1.35
Portfolio turnover	5(n)	18	14	27	13	17
Net assets at end of period (000 omitted)	$6,287	$6,747	$7,809	$8,727	$9,202	$10,994
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class I	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.15	$18.17	$20.49	$14.91	$16.57	$16.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.47	$1.04	$0.28	$0.32	$0.42
Net realized and unrealized gain (loss)	(0.57)	(0.42)	(1.54)	5.88	(1.00)	0.55
Total from investment operations	$(0.49)	$0.05	$(0.50)	$6.16	$(0.68)	$0.97
Less distributions declared to shareholders
From net investment income	$—	$(0.44)	$(1.03)	$(0.27)	$(0.33)	$(0.39)
From net realized gain	—	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$—	$(1.07)	$(1.82)	$(0.58)	$(0.98)	$(0.87)
Net asset value, end of period (x)	$16.66	$17.15	$18.17	$20.49	$14.91	$16.57
Total return (%) (r)(s)(t)(x)	(2.86)(n)	0.68	(3.41)	41.67	(4.81)	6.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21(a)	0.21	0.20	0.21	0.24	0.23
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.97(a)	2.75	5.06	1.57	1.92	2.55
Portfolio turnover	5(n)	18	14	27	13	17
Net assets at end of period (000 omitted)	$7,353	$7,846	$5,129	$3,870	$1,201	$1,432
	Six months ended	Year ended
Class R1	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.84	$17.82	$20.13	$14.61	$16.27	$16.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.25	$0.79	$0.05	$0.16	$0.21
Net realized and unrealized gain (loss)	(0.56)	(0.37)	(1.48)	5.81	(1.00)	0.60
Total from investment operations	$(0.56)	$(0.12)	$(0.69)	$5.86	$(0.84)	$0.81
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.83)	$(0.03)	$(0.17)	$(0.22)
From net realized gain	—	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$—	$(0.86)	$(1.62)	$(0.34)	$(0.82)	$(0.70)
Net asset value, end of period (x)	$16.28	$16.84	$17.82	$20.13	$14.61	$16.27
Total return (%) (r)(s)(t)(x)	(3.33)(n)	(0.35)	(4.36)	40.32	(5.80)	5.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.21	1.20	1.22	1.24	1.23
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	(0.04)(a)	1.46	3.90	0.29	1.01	1.32
Portfolio turnover	5(n)	18	14	27	13	17
Net assets at end of period (000 omitted)	$2,829	$3,063	$4,001	$3,965	$4,153	$4,958
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class R2	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.90	$17.91	$20.21	$14.70	$16.34	$16.24
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.34	$0.87	$0.16	$0.24	$0.31
Net realized and unrealized gain (loss)	(0.56)	(0.38)	(1.46)	5.82	(0.99)	0.57
Total from investment operations	$(0.52)	$(0.04)	$(0.59)	$5.98	$(0.75)	$0.88
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.92)	$(0.16)	$(0.24)	$(0.30)
From net realized gain	—	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$—	$(0.97)	$(1.71)	$(0.47)	$(0.89)	$(0.78)
Net asset value, end of period (x)	$16.38	$16.90	$17.91	$20.21	$14.70	$16.34
Total return (%) (r)(s)(t)(x)	(3.08)(n)	0.14	(3.89)	40.98	(5.30)	6.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.71(a)	0.71	0.70	0.72	0.74	0.73
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.49
Net investment income (loss) (l)	0.46(a)	2.00	4.26	0.90	1.49	1.92
Portfolio turnover	5(n)	18	14	27	13	17
Net assets at end of period (000 omitted)	$36,104	$40,810	$44,155	$53,097	$48,086	$59,429
	Six months ended	Year ended
Class R3	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.00	$18.02	$20.33	$14.80	$16.46	$16.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.39	$0.94	$0.22	$0.30	$0.36
Net realized and unrealized gain (loss)	(0.57)	(0.39)	(1.48)	5.84	(1.01)	0.56
Total from investment operations	$(0.51)	$0.00(w)	$(0.54)	$6.06	$(0.71)	$0.92
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.98)	$(0.22)	$(0.30)	$(0.35)
From net realized gain	—	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$—	$(1.02)	$(1.77)	$(0.53)	$(0.95)	$(0.83)
Net asset value, end of period (x)	$16.49	$17.00	$18.02	$20.33	$14.80	$16.46
Total return (%) (r)(s)(t)(x)	(3.00)(n)	0.39	(3.63)	41.32	(5.02)	6.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46(a)	0.46	0.45	0.46	0.49	0.48
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	0.71(a)	2.27	4.60	1.26	1.82	2.20
Portfolio turnover	5(n)	18	14	27	13	17
Net assets at end of period (000 omitted)	$183,687	$176,070	$171,589	$156,544	$104,521	$89,830
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class R4	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.24	$18.26	$20.56	$14.94	$16.61	$16.51
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.43	$0.91	$0.25	$0.34	$0.39
Net realized and unrealized gain (loss)	(0.58)	(0.39)	(1.40)	5.93	(1.02)	0.58
Total from investment operations	$(0.50)	$0.04	$(0.49)	$6.18	$(0.68)	$0.97
Less distributions declared to shareholders
From net investment income	$—	$(0.43)	$(1.02)	$(0.25)	$(0.34)	$(0.39)
From net realized gain	—	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$—	$(1.06)	$(1.81)	$(0.56)	$(0.99)	$(0.87)
Net asset value, end of period (x)	$16.74	$17.24	$18.26	$20.56	$14.94	$16.61
Total return (%) (r)(s)(t)(x)	(2.90)(n)	0.64	(3.38)	41.74	(4.84)	6.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21(a)	0.21	0.20	0.22	0.24	0.23
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.94(a)	2.50	4.36	1.40	2.07	2.36
Portfolio turnover	5(n)	18	14	27	13	17
Net assets at end of period (000 omitted)	$35,176	$51,695	$41,621	$105,822	$144,006	$143,534
	Six months ended	Year ended
Class R6	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.22	$18.24	$20.55	$14.94	$16.61	$16.51
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.51	$1.06	$0.31	$0.36	$0.43
Net realized and unrealized gain (loss)	(0.58)	(0.44)	(1.52)	5.89	(1.02)	0.56
Total from investment operations	$(0.48)	$0.07	$(0.46)	$6.20	$(0.66)	$0.99
Less distributions declared to shareholders
From net investment income	$—	$(0.46)	$(1.06)	$(0.28)	$(0.36)	$(0.41)
From net realized gain	—	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$—	$(1.09)	$(1.85)	$(0.59)	$(1.01)	$(0.89)
Net asset value, end of period (x)	$16.74	$17.22	$18.24	$20.55	$14.94	$16.61
Total return (%) (r)(s)(t)(x)	(2.79)(n)	0.80	(3.24)	41.92	(4.72)	6.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06(a)	0.07	0.06	0.08	0.10	0.10
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.11(a)	2.98	5.12	1.69	2.20	2.62
Portfolio turnover	5(n)	18	14	27	13	17
Net assets at end of period (000 omitted)	$304,931	$273,761	$243,550	$221,571	$77,824	$75,378

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.73	$17.72	$19.84	$14.08	$15.53	$15.15
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.36	$0.97	$0.19	$0.28	$0.32
Net realized and unrealized gain (loss)	(0.55)	(0.36)	(1.46)	5.97	(1.12)	0.57
Total from investment operations	$(0.52)	$0.00	$(0.49)	$6.16	$(0.84)	$0.89
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.98)	$(0.19)	$(0.27)	$(0.31)
From net realized gain	—	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$—	$(0.99)	$(1.63)	$(0.40)	$(0.61)	$(0.51)
Net asset value, end of period (x)	$16.21	$16.73	$17.72	$19.84	$14.08	$15.53
Total return (%) (r)(s)(t)(x)	(3.11)(n)	0.37	(3.41)	44.10	(5.93)	6.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.49(a)	0.50	0.49	0.51	0.57	0.60
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.35(a)	2.14	4.83	1.09	1.78	2.13
Portfolio turnover	5(n)	23	18	30	8	12
Net assets at end of period (000 omitted)	$26,231	$23,665	$19,763	$18,980	$11,409	$8,749
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class B	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.64	$17.60	$19.71	$14.00	$15.43	$15.03
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.23	$0.79	$0.05	$0.14	$0.20
Net realized and unrealized gain (loss)	(0.54)	(0.35)	(1.44)	5.93	(1.10)	0.59
Total from investment operations	$(0.58)	$(0.12)	$(0.65)	$5.98	$(0.96)	$0.79
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.81)	$(0.06)	$(0.13)	$(0.19)
From net realized gain	—	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$—	$(0.84)	$(1.46)	$(0.27)	$(0.47)	$(0.39)
Net asset value, end of period (x)	$16.06	$16.64	$17.60	$19.71	$14.00	$15.43
Total return (%) (r)(s)(t)(x)	(3.49)(n)	(0.36)	(4.13)	42.95	(6.62)	5.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.24(a)	1.25	1.24	1.26	1.32	1.35
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.41)(a)	1.39	3.98	0.30	0.89	1.31
Portfolio turnover	5(n)	23	18	30	8	12
Net assets at end of period (000 omitted)	$548	$676	$736	$930	$724	$919
	Six months ended	Year ended
Class C	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.49	$17.50	$19.62	$13.91	$15.35	$14.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.25	$0.78	$0.05	$0.16	$0.20
Net realized and unrealized gain (loss)	(0.55)	(0.38)	(1.42)	5.90	(1.11)	0.58
Total from investment operations	$(0.58)	$(0.13)	$(0.64)	$5.95	$(0.95)	$0.78
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.83)	$(0.03)	$(0.15)	$(0.20)
From net realized gain	—	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$—	$(0.88)	$(1.48)	$(0.24)	$(0.49)	$(0.40)
Net asset value, end of period (x)	$15.91	$16.49	$17.50	$19.62	$13.91	$15.35
Total return (%) (r)(s)(t)(x)	(3.52)(n)	(0.38)	(4.13)	43.01	(6.60)	5.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.24(a)	1.25	1.24	1.27	1.32	1.35
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	0.99	0.97	0.99
Net investment income (loss) (l)	(0.41)(a)	1.52	3.93	0.30	1.02	1.37
Portfolio turnover	5(n)	23	18	30	8	12
Net assets at end of period (000 omitted)	$2,714	$2,642	$2,027	$1,943	$1,960	$2,301
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class I	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.84	$17.82	$19.94	$14.15	$15.60	$15.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.39	$1.01	$0.24	$0.31	$0.36
Net realized and unrealized gain (loss)	(0.56)	(0.35)	(1.45)	6.00	(1.12)	0.57
Total from investment operations	$(0.51)	$0.04	$(0.44)	$6.24	$(0.81)	$0.93
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(1.03)	$(0.24)	$(0.30)	$(0.35)
From net realized gain	—	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$—	$(1.02)	$(1.68)	$(0.45)	$(0.64)	$(0.55)
Net asset value, end of period (x)	$16.33	$16.84	$17.82	$19.94	$14.15	$15.60
Total return (%) (r)(s)(t)(x)	(3.03)(n)	0.66	(3.17)	44.43	(5.72)	6.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23(a)	0.25	0.24	0.25	0.32	0.35
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.60(a)	2.32	5.03	1.37	2.01	2.40
Portfolio turnover	5(n)	23	18	30	8	12
Net assets at end of period (000 omitted)	$6,306	$3,190	$2,458	$2,145	$395	$296
	Six months ended	Year ended
Class R1	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.68	$17.67	$19.74	$13.97	$15.41	$15.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.23	$0.69	$(0.04)	$0.15	$0.23
Net realized and unrealized gain (loss)	(0.56)	(0.35)	(1.34)	6.02	(1.11)	0.55
Total from investment operations	$(0.59)	$(0.12)	$(0.65)	$5.98	$(0.96)	$0.78
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.77)	$—	$(0.14)	$(0.23)
From net realized gain	—	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$—	$(0.87)	$(1.42)	$(0.21)	$(0.48)	$(0.43)
Net asset value, end of period (x)	$16.09	$16.68	$17.67	$19.74	$13.97	$15.41
Total return (%) (r)(s)(t)(x)	(3.54)(n)	(0.36)	(4.13)	42.98	(6.67)	5.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.24(a)	1.25	1.24	1.28	1.32	1.35
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.41)(a)	1.39	3.47	(0.25)	0.98	1.54
Portfolio turnover	5(n)	23	18	30	8	12
Net assets at end of period (000 omitted)	$490	$522	$398	$552	$995	$1,093
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class R2	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.68	$17.66	$19.75	$14.00	$15.42	$15.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.31	$0.84	$0.11	$0.20	$0.25
Net realized and unrealized gain (loss)	(0.55)	(0.36)	(1.38)	5.96	(1.07)	0.59
Total from investment operations	$(0.54)	$(0.05)	$(0.54)	$6.07	$(0.87)	$0.84
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.90)	$(0.11)	$(0.21)	$(0.26)
From net realized gain	—	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$—	$(0.93)	$(1.55)	$(0.32)	$(0.55)	$(0.46)
Net asset value, end of period (x)	$16.14	$16.68	$17.66	$19.75	$14.00	$15.42
Total return (%) (r)(s)(t)(x)	(3.24)(n)	0.09	(3.62)	43.65	(6.12)	6.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.74(a)	0.75	0.74	0.77	0.82	0.85
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.10(a)	1.84	4.21	0.67	1.31	1.65
Portfolio turnover	5(n)	23	18	30	8	12
Net assets at end of period (000 omitted)	$8,701	$10,413	$11,276	$15,161	$17,299	$21,895
	Six months ended	Year ended
Class R3	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.72	$17.70	$19.82	$14.07	$15.52	$15.14
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.36	$0.92	$0.18	$0.27	$0.32
Net realized and unrealized gain (loss)	(0.56)	(0.36)	(1.41)	5.97	(1.11)	0.57
Total from investment operations	$(0.53)	$0.00	$(0.49)	$6.15	$(0.84)	$0.89
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.98)	$(0.19)	$(0.27)	$(0.31)
From net realized gain	—	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$—	$(0.98)	$(1.63)	$(0.40)	$(0.61)	$(0.51)
Net asset value, end of period (x)	$16.19	$16.72	$17.70	$19.82	$14.07	$15.52
Total return (%) (r)(s)(t)(x)	(3.17)(n)	0.39	(3.42)	44.05	(5.93)	6.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.49(a)	0.50	0.49	0.51	0.57	0.60
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.34(a)	2.13	4.61	1.08	1.77	2.10
Portfolio turnover	5(n)	23	18	30	8	12
Net assets at end of period (000 omitted)	$135,411	$129,497	$127,223	$109,034	$69,136	$53,767
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class R4	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.86	$17.84	$19.94	$14.14	$15.58	$15.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.40	$0.85	$0.21	$0.32	$0.35
Net realized and unrealized gain (loss)	(0.56)	(0.36)	(1.30)	6.02	(1.12)	0.57
Total from investment operations	$(0.51)	$0.04	$(0.45)	$6.23	$(0.80)	$0.92
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(1.00)	$(0.22)	$(0.30)	$(0.34)
From net realized gain	—	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$—	$(1.02)	$(1.65)	$(0.43)	$(0.64)	$(0.54)
Net asset value, end of period (x)	$16.35	$16.86	$17.84	$19.94	$14.14	$15.58
Total return (%) (r)(s)(t)(x)	(3.02)(n)	0.64	(3.17)	44.39	(5.67)	6.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.24(a)	0.25	0.24	0.27	0.32	0.35
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.57(a)	2.38	4.18	1.23	2.04	2.33
Portfolio turnover	5(n)	23	18	30	8	12
Net assets at end of period (000 omitted)	$14,450	$23,492	$20,668	$68,489	$90,453	$83,824
	Six months ended	Year ended
Class R6	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.84	$17.82	$19.93	$14.14	$15.58	$15.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.50	$1.05	$0.27	$0.33	$0.36
Net realized and unrealized gain (loss)	(0.56)	(0.43)	(1.46)	5.98	(1.11)	0.59
Total from investment operations	$(0.50)	$0.07	$(0.41)	$6.25	$(0.78)	$0.95
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(1.05)	$(0.25)	$(0.32)	$(0.37)
From net realized gain	—	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$—	$(1.05)	$(1.70)	$(0.46)	$(0.66)	$(0.57)
Net asset value, end of period (x)	$16.34	$16.84	$17.82	$19.93	$14.14	$15.58
Total return (%) (r)(s)(t)(x)	(2.97)(n)	0.82	(2.99)	44.58	(5.55)	6.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08(a)	0.10	0.09	0.11	0.17	0.21
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.75(a)	2.99	5.23	1.56	2.14	2.42
Portfolio turnover	5(n)	23	18	30	8	12
Net assets at end of period (000 omitted)	$212,037	$197,399	$166,911	$140,992	$37,856	$26,219

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$20.09	$21.30	$23.98	$16.99	$18.80	$18.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.43	$1.17	$0.22	$0.32	$0.38
Net realized and unrealized gain (loss)	(0.66)	(0.44)	(1.73)	7.23	(1.33)	0.71
Total from investment operations	$(0.65)	$(0.01)	$(0.56)	$7.45	$(1.01)	$1.09
Less distributions declared to shareholders
From net investment income	$—	$(0.44)	$(1.18)	$(0.23)	$(0.32)	$(0.37)
From net realized gain	—	(0.76)	(0.94)	(0.23)	(0.48)	(0.22)
Total distributions declared to shareholders	$—	$(1.20)	$(2.12)	$(0.46)	$(0.80)	$(0.59)
Net asset value, end of period (x)	$19.44	$20.09	$21.30	$23.98	$16.99	$18.80
Total return (%) (r)(s)(t)(x)	(3.24)(n)	0.34	(3.36)	44.17	(5.93)	6.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47(a)	0.50	0.50	0.51	0.57	0.57
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.14(a)	2.12	4.85	1.08	1.74	2.11
Portfolio turnover	4(n)	21	17	24	8	24
Net assets at end of period (000 omitted)	$30,579	$27,752	$22,761	$22,708	$14,315	$12,791
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class B	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$19.80	$20.96	$23.62	$16.75	$18.55	$18.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.26	$0.95	$0.06	$0.18	$0.25
Net realized and unrealized gain (loss)	(0.66)	(0.40)	(1.70)	7.11	(1.32)	0.70
Total from investment operations	$(0.72)	$(0.14)	$(0.75)	$7.17	$(1.14)	$0.95
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.97)	$(0.07)	$(0.18)	$(0.25)
From net realized gain	—	(0.76)	(0.94)	(0.23)	(0.48)	(0.22)
Total distributions declared to shareholders	$—	$(1.02)	$(1.91)	$(0.30)	$(0.66)	$(0.47)
Net asset value, end of period (x)	$19.08	$19.80	$20.96	$23.62	$16.75	$18.55
Total return (%) (r)(s)(t)(x)	(3.64)(n)	(0.37)	(4.11)	43.04	(6.61)	5.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.25	1.25	1.26	1.32	1.32
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.62)(a)	1.30	3.98	0.32	0.97	1.39
Portfolio turnover	4(n)	21	17	24	8	24
Net assets at end of period (000 omitted)	$756	$987	$1,265	$1,727	$1,359	$1,630
	Six months ended	Year ended
Class C	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$19.63	$20.83	$23.49	$16.65	$18.45	$17.96
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.28	$0.91	$0.06	$0.17	$0.23
Net realized and unrealized gain (loss)	(0.65)	(0.43)	(1.65)	7.08	(1.31)	0.72
Total from investment operations	$(0.71)	$(0.15)	$(0.74)	$7.14	$(1.14)	$0.95
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.98)	$(0.07)	$(0.18)	$(0.24)
From net realized gain	—	(0.76)	(0.94)	(0.23)	(0.48)	(0.22)
Total distributions declared to shareholders	$—	$(1.05)	$(1.92)	$(0.30)	$(0.66)	$(0.46)
Net asset value, end of period (x)	$18.92	$19.63	$20.83	$23.49	$16.65	$18.45
Total return (%) (r)(s)(t)(x)	(3.62)(n)	(0.37)	(4.11)	43.12	(6.66)	5.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.25	1.25	1.26	1.32	1.32
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.61)(a)	1.42	3.85	0.31	0.94	1.31
Portfolio turnover	4(n)	21	17	24	8	24
Net assets at end of period (000 omitted)	$3,430	$3,521	$3,223	$3,898	$3,029	$3,344
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class I	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$20.10	$21.27	$23.95	$16.97	$18.78	$18.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.60	$1.18	$0.28	$0.41	$0.50
Net realized and unrealized gain (loss)	(0.66)	(0.56)	(1.68)	7.21	(1.37)	0.62
Total from investment operations	$(0.62)	$0.04	$(0.50)	$7.49	$(0.96)	$1.12
Less distributions declared to shareholders
From net investment income	$—	$(0.45)	$(1.24)	$(0.28)	$(0.37)	$(0.41)
From net realized gain	—	(0.76)	(0.94)	(0.23)	(0.48)	(0.22)
Total distributions declared to shareholders	$—	$(1.21)	$(2.18)	$(0.51)	$(0.85)	$(0.63)
Net asset value, end of period (x)	$19.48	$20.10	$21.27	$23.95	$16.97	$18.78
Total return (%) (r)(s)(t)(x)	(3.08)(n)	0.60	(3.14)	44.49	(5.71)	6.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.25	0.25	0.26	0.32	0.32
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.39(a)	3.00	4.92	1.36	2.23	2.73
Portfolio turnover	4(n)	21	17	24	8	24
Net assets at end of period (000 omitted)	$3,569	$2,425	$1,445	$1,033	$354	$213
	Six months ended	Year ended
Class R1	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$19.72	$20.91	$23.59	$16.67	$18.46	$17.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.29	$0.95	$(0.04)	$0.16	$0.25
Net realized and unrealized gain (loss)	(0.65)	(0.44)	(1.69)	7.20	(1.30)	0.69
Total from investment operations	$(0.71)	$(0.15)	$(0.74)	$7.16	$(1.14)	$0.94
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(1.00)	$—	$(0.17)	$(0.23)
From net realized gain	—	(0.76)	(0.94)	(0.24)	(0.48)	(0.22)
Total distributions declared to shareholders	$—	$(1.04)	$(1.94)	$(0.24)	$(0.65)	$(0.45)
Net asset value, end of period (x)	$19.01	$19.72	$20.91	$23.59	$16.67	$18.46
Total return (%) (r)(s)(t)(x)	(3.60)(n)	(0.37)	(4.08)	43.08	(6.64)	5.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.25	1.25	1.28	1.32	1.32
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.62)(a)	1.49	4.02	(0.21)	0.90	1.42
Portfolio turnover	4(n)	21	17	24	8	24
Net assets at end of period (000 omitted)	$663	$680	$731	$695	$1,184	$1,322
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class R2	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$19.86	$21.06	$23.70	$16.79	$18.55	$18.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.36	$1.00	$0.15	$0.26	$0.34
Net realized and unrealized gain (loss)	(0.65)	(0.42)	(1.62)	7.15	(1.30)	0.69
Total from investment operations	$(0.66)	$(0.06)	$(0.62)	$7.30	$(1.04)	$1.03
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(1.08)	$(0.15)	$(0.24)	$(0.33)
From net realized gain	—	(0.76)	(0.94)	(0.24)	(0.48)	(0.22)
Total distributions declared to shareholders	$—	$(1.14)	$(2.02)	$(0.39)	$(0.72)	$(0.55)
Net asset value, end of period (x)	$19.20	$19.86	$21.06	$23.70	$16.79	$18.55
Total return (%) (r)(s)(t)(x)	(3.32)(n)	0.07	(3.59)	43.72	(6.12)	6.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.72(a)	0.75	0.75	0.77	0.82	0.82
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.11)(a)	1.82	4.18	0.72	1.41	1.92
Portfolio turnover	4(n)	21	17	24	8	24
Net assets at end of period (000 omitted)	$16,015	$18,388	$19,078	$28,781	$26,545	$28,575
	Six months ended	Year ended
Class R3	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$19.91	$21.11	$23.79	$16.86	$18.67	$18.18
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.42	$1.10	$0.22	$0.33	$0.38
Net realized and unrealized gain (loss)	(0.65)	(0.42)	(1.67)	7.17	(1.33)	0.70
Total from investment operations	$(0.64)	$0.00	$(0.57)	$7.39	$(1.00)	$1.08
Less distributions declared to shareholders
From net investment income	$—	$(0.44)	$(1.17)	$(0.23)	$(0.33)	$(0.37)
From net realized gain	—	(0.76)	(0.94)	(0.23)	(0.48)	(0.22)
Total distributions declared to shareholders	$—	$(1.20)	$(2.11)	$(0.46)	$(0.81)	$(0.59)
Net asset value, end of period (x)	$19.27	$19.91	$21.11	$23.79	$16.86	$18.67
Total return (%) (r)(s)(t)(x)	(3.21)(n)	0.37	(3.41)	44.16	(5.96)	6.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47(a)	0.50	0.50	0.51	0.57	0.57
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.14(a)	2.09	4.60	1.08	1.77	2.10
Portfolio turnover	4(n)	21	17	24	8	24
Net assets at end of period (000 omitted)	$127,973	$121,060	$118,076	$113,346	$70,610	$54,561
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class R4	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$20.10	$21.31	$23.97	$16.97	$18.77	$18.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.45	$0.94	$0.26	$0.37	$0.42
Net realized and unrealized gain (loss)	(0.66)	(0.41)	(1.46)	7.24	(1.33)	0.70
Total from investment operations	$(0.62)	$0.04	$(0.52)	$7.50	$(0.96)	$1.12
Less distributions declared to shareholders
From net investment income	$—	$(0.49)	$(1.20)	$(0.26)	$(0.36)	$(0.41)
From net realized gain	—	(0.76)	(0.94)	(0.24)	(0.48)	(0.22)
Total distributions declared to shareholders	$—	$(1.25)	$(2.14)	$(0.50)	$(0.84)	$(0.63)
Net asset value, end of period (x)	$19.48	$20.10	$21.31	$23.97	$16.97	$18.77
Total return (%) (r)(s)(t)(x)	(3.08)(n)	0.57	(3.16)	44.52	(5.69)	6.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.25	0.25	0.27	0.32	0.32
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.38(a)	2.24	3.88	1.28	2.01	2.30
Portfolio turnover	4(n)	21	17	24	8	24
Net assets at end of period (000 omitted)	$37,293	$44,972	$24,207	$71,368	$76,018	$69,834
	Six months ended	Year ended
Class R6	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$20.08	$21.29	$23.96	$16.97	$18.76	$18.27
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.57	$1.26	$0.32	$0.39	$0.44
Net realized and unrealized gain (loss)	(0.66)	(0.50)	(1.72)	7.20	(1.31)	0.71
Total from investment operations	$(0.61)	$0.07	$(0.46)	$7.52	$(0.92)	$1.15
Less distributions declared to shareholders
From net investment income	$—	$(0.52)	$(1.27)	$(0.30)	$(0.39)	$(0.44)
From net realized gain	—	(0.76)	(0.94)	(0.23)	(0.48)	(0.22)
Total distributions declared to shareholders	$—	$(1.28)	$(2.21)	$(0.53)	$(0.87)	$(0.66)
Net asset value, end of period (x)	$19.47	$20.08	$21.29	$23.96	$16.97	$18.76
Total return (%) (r)(s)(t)(x)	(3.04)(n)	0.74	(2.97)	44.70	(5.52)	6.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08(a)	0.10	0.09	0.12	0.17	0.18
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.53(a)	2.85	5.23	1.54	2.11	2.44
Portfolio turnover	4(n)	21	17	24	8	24
Net assets at end of period (000 omitted)	$212,795	$193,767	$147,729	$121,495	$44,463	$39,175

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.30	$18.30	$20.42	$14.47	$15.93	$15.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.37	$1.02	$0.19	$0.28	$0.32
Net realized and unrealized gain (loss)	(0.57)	(0.37)	(1.52)	6.15	(1.14)	0.60
Total from investment operations	$(0.56)	$0.00	$(0.50)	$6.34	$(0.86)	$0.92
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(1.02)	$(0.20)	$(0.27)	$(0.31)
From net realized gain	—	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$—	$(1.00)	$(1.62)	$(0.39)	$(0.60)	$(0.44)
Net asset value, end of period (x)	$16.74	$17.30	$18.30	$20.42	$14.47	$15.93
Total return (%) (r)(s)(t)(x)	(3.24)(n)	0.36	(3.35)	44.11	(5.87)	6.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.53(a)	0.56	0.56	0.61	0.72	0.81
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.14(a)	2.12	4.94	1.09	1.78	2.08
Portfolio turnover	4(n)	13	19	24	11	20
Net assets at end of period (000 omitted)	$21,365	$19,429	$15,144	$14,314	$7,729	$5,866
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class B	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.25	$18.22	$20.33	$14.41	$15.87	$15.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.22	$0.82	$0.05	$0.15	$0.21
Net realized and unrealized gain (loss)	(0.57)	(0.35)	(1.48)	6.13	(1.14)	0.60
Total from investment operations	$(0.62)	$(0.13)	$(0.66)	$6.18	$(0.99)	$0.81
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.85)	$(0.07)	$(0.14)	$(0.20)
From net realized gain	—	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$—	$(0.84)	$(1.45)	$(0.26)	$(0.47)	$(0.33)
Net asset value, end of period (x)	$16.63	$17.25	$18.22	$20.33	$14.41	$15.87
Total return (%) (r)(s)(t)(x)	(3.59)(n)	(0.41)	(4.09)	43.06	(6.61)	5.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.28(a)	1.31	1.31	1.36	1.48	1.56
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.62)(a)	1.30	3.96	0.31	0.93	1.34
Portfolio turnover	4(n)	13	19	24	11	20
Net assets at end of period (000 omitted)	$460	$502	$590	$713	$517	$605
	Six months ended	Year ended
Class C	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.06	$18.06	$20.17	$14.29	$15.75	$15.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.23	$0.82	$0.05	$0.14	$0.20
Net realized and unrealized gain (loss)	(0.56)	(0.36)	(1.47)	6.08	(1.11)	0.60
Total from investment operations	$(0.61)	$(0.13)	$(0.65)	$6.13	$(0.97)	$0.80
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.86)	$(0.06)	$(0.16)	$(0.20)
From net realized gain	—	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$—	$(0.87)	$(1.46)	$(0.25)	$(0.49)	$(0.33)
Net asset value, end of period (x)	$16.45	$17.06	$18.06	$20.17	$14.29	$15.75
Total return (%) (r)(s)(t)(x)	(3.58)(n)	(0.43)	(4.06)	43.08	(6.59)	5.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.28(a)	1.31	1.31	1.36	1.48	1.56
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	0.99	1.00
Net investment income (loss) (l)	(0.61)(a)	1.35	4.03	0.29	0.92	1.32
Portfolio turnover	4(n)	13	19	24	11	20
Net assets at end of period (000 omitted)	$2,565	$2,588	$2,426	$2,585	$2,126	$2,179
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class I	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.33	$18.33	$20.45	$14.49	$15.94	$15.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.36	$1.00	$0.25	$0.32	$0.35
Net realized and unrealized gain (loss)	(0.57)	(0.32)	(1.45)	6.14	(1.14)	0.61
Total from investment operations	$(0.54)	$0.04	$(0.45)	$6.39	$(0.82)	$0.96
Less distributions declared to shareholders
From net investment income	$—	$(0.40)	$(1.07)	$(0.24)	$(0.30)	$(0.35)
From net realized gain	—	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$—	$(1.04)	$(1.67)	$(0.43)	$(0.63)	$(0.48)
Net asset value, end of period (x)	$16.79	$17.33	$18.33	$20.45	$14.49	$15.94
Total return (%) (r)(s)(t)(x)	(3.12)(n)	0.62	(3.13)	44.42	(5.65)	6.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.28(a)	0.31	0.31	0.35	0.48	0.56
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.39(a)	2.10	4.85	1.39	1.99	2.29
Portfolio turnover	4(n)	13	19	24	11	20
Net assets at end of period (000 omitted)	$2,240	$1,314	$512	$434	$98	$156
	Six months ended	Year ended
Class R1	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.12	$18.14	$20.26	$14.30	$15.76	$15.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.23	$0.81	$(0.06)	$0.14	$0.20
Net realized and unrealized gain (loss)	(0.57)	(0.36)	(1.46)	6.21	(1.12)	0.60
Total from investment operations	$(0.62)	$(0.13)	$(0.65)	$6.15	$(0.98)	$0.80
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.87)	$—	$(0.15)	$(0.23)
From net realized gain	—	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$—	$(0.89)	$(1.47)	$(0.19)	$(0.48)	$(0.36)
Net asset value, end of period (x)	$16.50	$17.12	$18.14	$20.26	$14.30	$15.76
Total return (%) (r)(s)(t)(x)	(3.62)(n)	(0.42)	(4.07)	43.16	(6.60)	5.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.28(a)	1.31	1.31	1.39	1.48	1.56
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.61)(a)	1.37	3.95	(0.34)	0.93	1.32
Portfolio turnover	4(n)	13	19	24	11	20
Net assets at end of period (000 omitted)	$1,215	$1,070	$701	$663	$1,597	$1,523
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class R2	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.30	$18.29	$20.35	$14.39	$15.84	$15.36
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.31	$0.83	$0.11	$0.22	$0.26
Net realized and unrealized gain (loss)	(0.57)	(0.35)	(1.38)	6.16	(1.12)	0.62
Total from investment operations	$(0.58)	$(0.04)	$(0.55)	$6.27	$(0.90)	$0.88
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.91)	$(0.12)	$(0.22)	$(0.27)
From net realized gain	—	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$—	$(0.95)	$(1.51)	$(0.31)	$(0.55)	$(0.40)
Net asset value, end of period (x)	$16.72	$17.30	$18.29	$20.35	$14.39	$15.84
Total return (%) (r)(s)(t)(x)	(3.35)(n)	0.10	(3.56)	43.78	(6.12)	6.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.78(a)	0.81	0.81	0.87	0.98	1.06
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.11)(a)	1.80	4.02	0.64	1.39	1.73
Portfolio turnover	4(n)	13	19	24	11	20
Net assets at end of period (000 omitted)	$7,971	$9,003	$8,981	$17,589	$17,485	$18,695
	Six months ended	Year ended
Class R3	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.31	$18.31	$20.42	$14.47	$15.93	$15.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.36	$0.97	$0.19	$0.27	$0.32
Net realized and unrealized gain (loss)	(0.57)	(0.36)	(1.46)	6.15	(1.13)	0.60
Total from investment operations	$(0.56)	$0.00	$(0.49)	$6.34	$(0.86)	$0.92
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(1.02)	$(0.20)	$(0.27)	$(0.31)
From net realized gain	—	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$—	$(1.00)	$(1.62)	$(0.39)	$(0.60)	$(0.44)
Net asset value, end of period (x)	$16.75	$17.31	$18.31	$20.42	$14.47	$15.93
Total return (%) (r)(s)(t)(x)	(3.24)(n)	0.34	(3.33)	44.10	(5.88)	6.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.53(a)	0.56	0.56	0.61	0.73	0.81
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.14(a)	2.09	4.69	1.09	1.73	2.07
Portfolio turnover	4(n)	13	19	24	11	20
Net assets at end of period (000 omitted)	$84,319	$76,726	$73,743	$65,613	$36,674	$27,658
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class R4	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.47	$18.47	$20.56	$14.55	$16.01	$15.53
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.41	$0.80	$0.22	$0.32	$0.36
Net realized and unrealized gain (loss)	(0.58)	(0.37)	(1.25)	6.21	(1.14)	0.60
Total from investment operations	$(0.55)	$0.04	$(0.45)	$6.43	$(0.82)	$0.96
Less distributions declared to shareholders
From net investment income	$—	$(0.40)	$(1.04)	$(0.23)	$(0.31)	$(0.35)
From net realized gain	—	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$—	$(1.04)	$(1.64)	$(0.42)	$(0.64)	$(0.48)
Net asset value, end of period (x)	$16.92	$17.47	$18.47	$20.56	$14.55	$16.01
Total return (%) (r)(s)(t)(x)	(3.15)(n)	0.58	(3.09)	44.49	(5.67)	6.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.28(a)	0.31	0.31	0.36	0.47	0.56
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.37(a)	2.34	3.86	1.27	2.04	2.31
Portfolio turnover	4(n)	13	19	24	11	20
Net assets at end of period (000 omitted)	$10,569	$18,660	$14,606	$38,374	$37,665	$30,137
	Six months ended	Year ended
Class R6	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.46	$18.46	$20.58	$14.56	$16.01	$15.53
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.49	$1.11	$0.28	$0.34	$0.37
Net realized and unrealized gain (loss)	(0.58)	(0.42)	(1.53)	6.18	(1.13)	0.61
Total from investment operations	$(0.53)	$0.07	$(0.42)	$6.46	$(0.79)	$0.98
Less distributions declared to shareholders
From net investment income	$—	$(0.43)	$(1.10)	$(0.25)	$(0.33)	$(0.37)
From net realized gain	—	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$—	$(1.07)	$(1.70)	$(0.44)	$(0.66)	$(0.50)
Net asset value, end of period (x)	$16.93	$17.46	$18.46	$20.58	$14.56	$16.01
Total return (%) (r)(s)(t)(x)	(3.04)(n)	0.75	(2.99)	44.75	(5.50)	6.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.12(a)	0.15	0.15	0.21	0.33	0.42
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.54(a)	2.82	5.32	1.54	2.16	2.40
Portfolio turnover	4(n)	13	19	24	11	20
Net assets at end of period (000 omitted)	$148,974	$133,208	$87,462	$60,705	$21,065	$16,579

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.87	$14.54	$15.99	$11.25	$12.26	$11.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.30	$0.78	$0.15	$0.22	$0.41
Net realized and unrealized gain (loss)	(0.46)	(0.30)	(1.22)	4.82	(0.89)	0.30
Total from investment operations	$(0.45)	$0.00(w)	$(0.44)	$4.97	$(0.67)	$0.71
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.79)	$(0.14)	$(0.21)	$(0.25)
From net realized gain	—	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$—	$(0.67)	$(1.01)	$(0.23)	$(0.34)	$(0.30)
Net asset value, end of period (x)	$13.42	$13.87	$14.54	$15.99	$11.25	$12.26
Total return (%) (r)(s)(t)(x)	(3.24)(n)	0.35	(3.51)	44.39	(5.83)	6.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.62(a)	0.70	0.79	1.08	1.84	4.01
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.24	0.22	0.20
Net investment income (loss) (l)	0.14(a)	2.17	4.80	1.06	1.81	3.49
Portfolio turnover	4(n)	14	18	21	9	34
Net assets at end of period (000 omitted)	$12,548	$11,316	$8,023	$5,584	$2,879	$1,362
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class B	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.87	$14.52	$15.95	$11.24	$12.25	$11.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.19	$0.65	$0.04	$0.12	$0.17
Net realized and unrealized gain (loss)	(0.46)	(0.29)	(1.21)	4.80	(0.89)	0.48
Total from investment operations	$(0.50)	$(0.10)	$(0.56)	$4.84	$(0.77)	$0.65
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.65)	$(0.04)	$(0.11)	$(0.17)
From net realized gain	—	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$—	$(0.55)	$(0.87)	$(0.13)	$(0.24)	$(0.22)
Net asset value, end of period (x)	$13.37	$13.87	$14.52	$15.95	$11.24	$12.25
Total return (%) (r)(s)(t)(x)	(3.60)(n)	(0.41)	(4.15)	43.16	(6.53)	5.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.37(a)	1.45	1.54	1.83	2.65	4.98
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	0.99	0.97	0.95
Net investment income (loss) (l)	(0.61)(a)	1.35	4.02	0.33	0.99	1.44
Portfolio turnover	4(n)	14	18	21	9	34
Net assets at end of period (000 omitted)	$157	$168	$179	$191	$137	$149
	Six months ended	Year ended
Class C	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.74	$14.41	$15.86	$11.18	$12.21	$11.81
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.19	$0.67	$0.05	$0.13	$0.20
Net realized and unrealized gain (loss)	(0.45)	(0.29)	(1.23)	4.78	(0.89)	0.44
Total from investment operations	$(0.49)	$(0.10)	$(0.56)	$4.83	$(0.76)	$0.64
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.67)	$(0.06)	$(0.14)	$(0.19)
From net realized gain	—	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$—	$(0.57)	$(0.89)	$(0.15)	$(0.27)	$(0.24)
Net asset value, end of period (x)	$13.25	$13.74	$14.41	$15.86	$11.18	$12.21
Total return (%) (r)(s)(t)(x)	(3.57)(n)	(0.40)	(4.20)	43.28	(6.53)	5.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.37(a)	1.45	1.54	1.83	2.61	4.88
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	0.99	0.96	0.95
Net investment income (loss) (l)	(0.61)(a)	1.38	4.14	0.34	1.11	1.68
Portfolio turnover	4(n)	14	18	21	9	34
Net assets at end of period (000 omitted)	$1,141	$1,091	$891	$761	$432	$283
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class I	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.99	$14.65	$16.09	$11.32	$12.32	$11.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.33	$0.85	$0.19	$0.23	$0.28
Net realized and unrealized gain (loss)	(0.47)	(0.29)	(1.25)	4.84	(0.87)	0.47
Total from investment operations	$(0.44)	$0.04	$(0.40)	$5.03	$(0.64)	$0.75
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.82)	$(0.17)	$(0.23)	$(0.26)
From net realized gain	—	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$—	$(0.70)	$(1.04)	$(0.26)	$(0.36)	$(0.31)
Net asset value, end of period (x)	$13.55	$13.99	$14.65	$16.09	$11.32	$12.32
Total return (%) (r)(s)(t)(x)	(3.15)(n)	0.64	(3.25)	44.66	(5.58)	6.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.37(a)	0.45	0.54	0.82	1.60	4.04
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.39(a)	2.38	5.20	1.33	1.86	2.37
Portfolio turnover	4(n)	14	18	21	9	34
Net assets at end of period (000 omitted)	$452	$396	$295	$232	$103	$66
	Six months ended	Year ended
Class R1	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.95	$14.57	$16.01	$11.28	$12.28	$11.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.26	$0.65	$0.04	$0.12	$0.16
Net realized and unrealized gain (loss)	(0.46)	(0.29)	(1.22)	4.82	(0.88)	0.48
Total from investment operations	$(0.45)	$(0.03)	$(0.57)	$4.86	$(0.76)	$0.64
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.65)	$(0.04)	$(0.11)	$(0.14)
From net realized gain	—	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$—	$(0.59)	$(0.87)	$(0.13)	$(0.24)	$(0.19)
Net asset value, end of period (x)	$13.50	$13.95	$14.57	$16.01	$11.28	$12.28
Total return (%) (r)(s)(t)(x)	(3.23)(n)	0.09	(4.20)	43.20	(6.46)	5.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.62(a)	0.96	1.54	1.83	2.65	5.04
Expenses after expense reductions (h)	0.25(a)	0.50	1.00	0.99	0.97	0.95
Net investment income (loss) (l)	0.14(a)	1.85	3.99	0.32	0.99	1.36
Portfolio turnover	4(n)	14	18	21	9	34
Net assets at end of period (000 omitted)	$80	$82	$82	$86	$60	$64
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class R2	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.86	$14.52	$15.97	$11.25	$12.25	$11.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.23	$0.75	$0.13	$0.17	$0.27
Net realized and unrealized gain (loss)	(0.45)	(0.27)	(1.23)	4.80	(0.87)	0.42
Total from investment operations	$(0.46)	$(0.04)	$(0.48)	$4.93	$(0.70)	$0.69
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.75)	$(0.12)	$(0.17)	$(0.23)
From net realized gain	—	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$—	$(0.62)	$(0.97)	$(0.21)	$(0.30)	$(0.28)
Net asset value, end of period (x)	$13.40	$13.86	$14.52	$15.97	$11.25	$12.25
Total return (%) (r)(s)(t)(x)	(3.32)(n)	0.04	(3.73)	43.97	(6.03)	6.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.87(a)	0.96	1.04	1.33	2.13	4.31
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.49	0.47	0.45
Net investment income (loss) (l)	(0.12)(a)	1.66	4.62	0.99	1.39	2.34
Portfolio turnover	4(n)	14	18	21	9	34
Net assets at end of period (000 omitted)	$2,333	$2,203	$2,107	$1,580	$980	$797
	Six months ended	Year ended
Class R3	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.89	$14.56	$16.00	$11.27	$12.28	$11.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.30	$0.77	$0.16	$0.24	$0.24
Net realized and unrealized gain (loss)	(0.46)	(0.30)	(1.21)	4.81	(0.90)	0.48
Total from investment operations	$(0.45)	$0.00(w)	$(0.44)	$4.97	$(0.66)	$0.72
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.78)	$(0.15)	$(0.22)	$(0.24)
From net realized gain	—	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$—	$(0.67)	$(1.00)	$(0.24)	$(0.35)	$(0.29)
Net asset value, end of period (x)	$13.44	$13.89	$14.56	$16.00	$11.27	$12.28
Total return (%) (r)(s)(t)(x)	(3.24)(n)	0.36	(3.46)	44.28	(5.78)	6.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.62(a)	0.70	0.79	1.07	1.80	4.15
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.24	0.22	0.20
Net investment income (loss) (l)	0.14(a)	2.17	4.74	1.12	1.99	2.04
Portfolio turnover	4(n)	14	18	21	9	34
Net assets at end of period (000 omitted)	$48,257	$43,119	$28,505	$17,477	$7,252	$2,505
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class R4	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.97	$14.64	$16.07	$11.31	$12.31	$11.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.32	$0.57	$0.18	$0.28	$0.31
Net realized and unrealized gain (loss)	(0.46)	(0.29)	(0.98)	4.84	(0.92)	0.43
Total from investment operations	$(0.43)	$0.03	$(0.41)	$5.02	$(0.64)	$0.74
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.80)	$(0.17)	$(0.23)	$(0.26)
From net realized gain	—	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$—	$(0.70)	$(1.02)	$(0.26)	$(0.36)	$(0.31)
Net asset value, end of period (x)	$13.54	$13.97	$14.64	$16.07	$11.31	$12.31
Total return (%) (r)(s)(t)(x)	(3.08)(n)	0.57	(3.31)	44.61	(5.55)	6.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.37(a)	0.45	0.55	0.83	1.55	3.79
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.37(a)	2.29	3.51	1.33	2.29	2.63
Portfolio turnover	4(n)	14	18	21	9	34
Net assets at end of period (000 omitted)	$5,540	$7,987	$3,227	$8,871	$4,568	$1,524
	Six months ended	Year ended
Class R6	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$14.01	$14.67	$16.11	$11.33	$12.33	$11.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.40	$0.88	$0.21	$0.27	$0.29
Net realized and unrealized gain (loss)	(0.47)	(0.34)	(1.26)	4.85	(0.90)	0.48
Total from investment operations	$(0.43)	$0.06	$(0.38)	$5.06	$(0.63)	$0.77
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.84)	$(0.19)	$(0.24)	$(0.27)
From net realized gain	—	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$—	$(0.72)	$(1.06)	$(0.28)	$(0.37)	$(0.32)
Net asset value, end of period (x)	$13.58	$14.01	$14.67	$16.11	$11.33	$12.33
Total return (%) (r)(s)(t)(x)	(3.07)(n)	0.77	(3.15)	44.87	(5.50)	6.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.31	0.40	0.69	1.48	3.80
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.53(a)	2.87	5.38	1.49	2.21	2.43
Portfolio turnover	4(n)	14	18	21	9	34
Net assets at end of period (000 omitted)	$72,835	$60,227	$35,897	$25,148	$7,641	$3,309

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/23 (unaudited)	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.39	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.18	$0.21
Net realized and unrealized gain (loss)	(0.28)	(0.17)(g)	(1.12)
Total from investment operations	$(0.27)	$0.01	$(0.91)
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.41)
From net realized gain	—	(0.12)	—
Total distributions declared to shareholders	$—	$(0.30)	$(0.41)
Net asset value, end of period (x)	$8.12	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	(3.22)(n)	0.42	(9.56)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	3.51(a)	10.09	11.82(a)
Expenses after expense reductions (h)	0.21(a)	0.15	0.12(a)
Net investment income (loss) (l)	0.19(a)	2.24	3.44(a)
Portfolio turnover	11(n)	15	4(n)
Net assets at end of period (000 omitted)	$756	$539	$240
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
	Six months ended	Year ended
Class C	10/31/23 (unaudited)	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.37	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.12	$0.40
Net realized and unrealized gain (loss)	(0.28)	(0.18)(g)	(1.35)
Total from investment operations	$(0.30)	$(0.06)	$(0.95)
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.38)
From net realized gain	—	(0.12)	—
Total distributions declared to shareholders	$—	$(0.24)	$(0.38)
Net asset value, end of period (x)	$8.07	$8.37	$8.67
Total return (%) (r)(s)(t)(x)	(3.58)(n)	(0.42)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	4.36(a)	11.64	13.66(a)
Expenses after expense reductions (h)	0.96(a)	0.89	0.87(a)
Net investment income (loss) (l)	(0.57)(a)	1.51	6.35(a)
Portfolio turnover	11(n)	15	4(n)
Net assets at end of period (000 omitted)	$100	$89	$52
	Six months ended	Year ended
Class I	10/31/23 (unaudited)	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.41	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.23	$0.48
Net realized and unrealized gain (loss)	(0.28)	(0.21)(g)	(1.37)
Total from investment operations	$(0.26)	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.41)
From net realized gain	—	(0.12)	—
Total distributions declared to shareholders	$—	$(0.31)	$(0.41)
Net asset value, end of period (x)	$8.15	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	(3.09)(n)	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	3.34(a)	10.51	12.75(a)
Expenses after expense reductions (h)	0.00(a)	0.00	0.00(a)
Net investment income (loss) (l)	0.44(a)	2.75	7.56(a)
Portfolio turnover	11(n)	15	4(n)
Net assets at end of period (000 omitted)	$72	$64	$46
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
	Six months ended	Year ended
Class R1	10/31/23 (unaudited)	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.38	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.13	$0.42
Net realized and unrealized gain (loss)	(0.28)	(0.18)(g)	(1.37)
Total from investment operations	$(0.30)	$(0.05)	$(0.95)
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.38)
From net realized gain	—	(0.12)	—
Total distributions declared to shareholders	$—	$(0.24)	$(0.38)
Net asset value, end of period (x)	$8.08	$8.38	$8.67
Total return (%) (r)(s)(t)(x)	(3.58)(n)	(0.37)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	4.40(a)	12.20	13.76(a)
Expenses after expense reductions (h)	0.96(a)	0.89	0.87(a)
Net investment income (loss) (l)	(0.56)(a)	1.59	6.58(a)
Portfolio turnover	11(n)	15	4(n)
Net assets at end of period (000 omitted)	$51	$53	$45
	Six months ended	Year ended
Class R2	10/31/23 (unaudited)	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.39	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.17	$0.44
Net realized and unrealized gain (loss)	(0.28)	(0.18)(g)	(1.36)
Total from investment operations	$(0.28)	$(0.01)	$(0.92)
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.40)
From net realized gain	—	(0.12)	—
Total distributions declared to shareholders	$—	$(0.28)	$(0.40)
Net asset value, end of period (x)	$8.11	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	(3.34)(n)	0.18	(9.67)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	3.75(a)	10.75	13.14(a)
Expenses after expense reductions (h)	0.46(a)	0.40	0.37(a)
Net investment income (loss) (l)	(0.06)(a)	2.09	7.00(a)
Portfolio turnover	11(n)	15	4(n)
Net assets at end of period (000 omitted)	$150	$102	$60
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
	Six months ended	Year ended
Class R3	10/31/23 (unaudited)	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.39	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.11	$0.47
Net realized and unrealized gain (loss)	(0.28)	(0.11)(g)	(1.37)
Total from investment operations	$(0.27)	$0.00	$(0.90)
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.41)
From net realized gain	—	(0.12)	—
Total distributions declared to shareholders	$—	$(0.30)	$(0.41)
Net asset value, end of period (x)	$8.12	$8.39	$8.69
Total return (%) (r)(s)(t)(x)	(3.22)(n)	0.36	(9.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	3.54(a)	6.43	13.01(a)
Expenses after expense reductions (h)	0.22(a)	0.17	0.12(a)
Net investment income (loss) (l)	0.20(a)	1.39	7.33(a)
Portfolio turnover	11(n)	15	4(n)
Net assets at end of period (000 omitted)	$5,257	$1,729	$45
	Six months ended	Year ended
Class R4	10/31/23 (unaudited)	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.41	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.17	$0.48
Net realized and unrealized gain (loss)	(0.28)	(0.15)(g)	(1.37)
Total from investment operations	$(0.26)	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.41)
From net realized gain	—	(0.12)	—
Total distributions declared to shareholders	$—	$(0.31)	$(0.41)
Net asset value, end of period (x)	$8.15	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	(3.09)(n)	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	3.33(a)	9.06	12.76(a)
Expenses after expense reductions (h)	0.00(a)	0.00	0.00(a)
Net investment income (loss) (l)	0.44(a)	2.06	7.58(a)
Portfolio turnover	11(n)	15	4(n)
Net assets at end of period (000 omitted)	$639	$536	$45
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
	Six months ended	Year ended
Class R6	10/31/23 (unaudited)	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.41	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.23	$0.43
Net realized and unrealized gain (loss)	(0.28)	(0.20)(g)	(1.32)
Total from investment operations	$(0.26)	$0.03	$(0.89)
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.42)
From net realized gain	—	(0.12)	—
Total distributions declared to shareholders	$—	$(0.31)	$(0.42)
Net asset value, end of period (x)	$8.15	$8.41	$8.69
Total return (%) (r)(s)(t)(x)	(3.09)(n)	0.72	(9.42)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	3.04(a)	7.93	12.42(a)
Expenses after expense reductions (h)	0.00(a)	0.00	0.00(a)
Net investment income (loss) (l)	0.54(a)	2.78	6.79(a)
Portfolio turnover	11(n)	15	4(n)
Net assets at end of period (000 omitted)	$5,117	$3,358	$664
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a

Notes to Financial Statements (unaudited) - continued
maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2023 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Mutual Funds	$606,279,024	$—	$—	$606,279,024
MFS Lifetime 2025 Fund
Financial Instruments
Mutual Funds	$350,397,358	$—	$—	$350,397,358
MFS Lifetime 2030 Fund
Financial Instruments
Mutual Funds	$702,636,411	$—	$—	$702,636,411

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
MFS Lifetime 2035 Fund
Financial Instruments
Mutual Funds	$488,109,340	$—	$—	$488,109,340
MFS Lifetime 2040 Fund
Financial Instruments
Mutual Funds	$633,526,810	$—	$—	$633,526,810
MFS Lifetime 2045 Fund
Financial Instruments
Mutual Funds	$406,852,081	$—	$—	$406,852,081
MFS Lifetime 2050 Fund
Financial Instruments
Mutual Funds	$433,108,928	$—	$—	$433,108,928
MFS Lifetime 2055 Fund
Financial Instruments
Mutual Funds	$279,636,272	$—	$—	$279,636,272
MFS Lifetime 2060 Fund
Financial Instruments
Mutual Funds	$143,337,636	$—	$—	$143,337,636
MFS Lifetime 2065 Fund
Financial Instruments
Mutual Funds	$12,160,534	$—	$—	$12,160,534
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/23	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$15,441,704	$11,357,402	$18,576,383	$13,094,415	$14,871,553
Long-term capital gains	10,974,927	10,806,145	24,740,029	17,592,868	21,817,115
Total distributions	$26,416,631	$22,163,547	$43,316,412	$30,687,283	$36,688,668
Year ended 4/30/23	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Ordinary income (including any short-term capital gains)	$9,359,451	$8,968,255	$5,462,444	$2,325,996	$58,250
Long-term capital gains	14,504,085	14,083,068	8,382,999	2,957,995	38,750
Total distributions	$23,863,536	$23,051,323	$13,845,443	$5,283,991	$97,000
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/23	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Cost of investments	$586,860,878	$357,572,932	$645,175,163	$462,772,260	$548,784,176
Gross appreciation	62,310,371	19,410,459	106,310,020	47,539,131	101,169,990
Gross depreciation	(42,892,225)	(26,586,033)	(48,848,772)	(22,202,051)	(16,427,356)
Net unrealized appreciation (depreciation)	$19,418,146	$(7,175,574)	$57,461,248	$25,337,080	$84,742,634
As of 4/30/23
Undistributed ordinary income	3,457,872	2,441,513	3,875,668	1,441,998	1,002,568
Undistributed long-term capital gain	—	—	6,548,093	3,098,892	11,509,947
Capital loss carryforwards	(934,279)	(1,040,353)	—	—	—
Other temporary differences	(1,255,359)	—	—	—	—
Net unrealized appreciation (depreciation)	28,466,878	10,390,528	71,664,414	44,804,808	106,318,173
As of 10/31/23	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Cost of investments	$382,390,572	$369,601,530	$273,227,117	$140,536,252	$12,693,133
Gross appreciation	32,009,924	69,526,986	12,458,396	7,457,678	90,006
Gross depreciation	(7,548,415)	(6,019,588)	(6,049,241)	(4,656,294)	(622,605)
Net unrealized appreciation (depreciation)	$24,461,509	$63,507,398	$6,409,155	$2,801,384	$(532,599)
As of 4/30/23
Undistributed ordinary income	342,724	210,367	185,097	51,957	2,494
Undistributed long-term capital gain	6,838,410	8,977,497	6,012,477	2,678,308	79,024
Net unrealized appreciation (depreciation)	38,101,142	47,410,367	15,372,987	(1,417,835)	(161,010)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) - continued
As of April 30, 2023, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund
Short-Term	$(934,279)	$(611,524)
Long-Term	—	(428,829)
Total	$(934,279)	$(1,040,353)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective May 20, 2022, all Class 529A shares were redeemed. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Lifetime Income Fund		MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund
	Six Months Ended 10/31/23	Year Ended 4/30/23	Six Months Ended 10/31/23	Year Ended 4/30/23	Six Months Ended 10/31/23	Year Ended 4/30/23
Class A	$2,480,315	$7,658,936	$—	$1,264,356	$—	$4,469,769
Class B	13,546	72,364	—	40,256	—	167,329
Class C	331,435	1,513,442	—	177,154	—	401,191
Class I	616,664	1,937,482	—	170,985	—	411,170
Class R1	24,292	89,304	—	14,785	—	183,073
Class R2	301,403	970,048	—	778,630	—	2,578,672
Class R3	1,613,967	4,488,151	—	5,317,471	—	11,153,148
Class R4	335,782	1,333,712	—	1,750,011	—	3,223,628
Class R6	2,871,388	8,178,656	—	12,649,899	—	20,728,432
Class 529A	—	174,536	—	—	—	—
Total	$8,588,792	$26,416,631	$—	$22,163,547	$—	$43,316,412
	MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund
	Six Months Ended 10/31/23	Year Ended 4/30/23	Six Months Ended 10/31/23	Year Ended 4/30/23	Six Months Ended 10/31/23	Year Ended 4/30/23
Class A	$—	$1,833,455	$—	$2,874,116	$—	$1,260,866
Class B	—	59,407	—	110,378	—	34,388
Class C	—	205,622	—	387,440	—	131,064
Class I	—	120,757	—	487,481	—	159,746
Class R1	—	45,789	—	164,288	—	22,090
Class R2	—	897,002	—	2,234,676	—	562,607
Class R3	—	7,968,371	—	9,870,855	—	7,153,536
Class R4	—	2,366,563	—	2,460,142	—	1,214,593
Class R6	—	17,190,317	—	18,099,292	—	13,324,646
Total	$—	$30,687,283	$—	$36,688,668	$—	$23,863,536

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund		MFS Lifetime 2060 Fund
	Six Months Ended 10/31/23	Year Ended 4/30/23	Six Months Ended 10/31/23	Year Ended 4/30/23	Six Months Ended 10/31/23	Year Ended 4/30/23
Class A	$—	$1,432,956	$—	$972,563	$—	$469,628
Class B	—	54,886	—	25,204	—	6,556
Class C	—	176,827	—	121,684	—	39,581
Class I	—	347,085	—	41,667	—	16,731
Class R1	—	36,156	—	42,431	—	3,344
Class R2	—	977,549	—	471,625	—	80,011
Class R3	—	6,826,023	—	4,225,102	—	1,707,057
Class R4	—	1,427,668	—	892,610	—	192,059
Class R6	—	11,772,173	—	7,052,557	—	2,769,024
Total	$—	$23,051,323	$—	$13,845,443	$—	$5,283,991
	MFS Lifetime 2065 Fund
	Six Months Ended 10/31/23	Year Ended 4/30/23
Class A	$—	$13,148
Class C	—	1,908
Class I	—	2,318
Class R1	—	1,477
Class R2	—	2,772
Class R3	—	13,541
Class R4	—	2,062
Class R6	—	59,774
Total	$—	$97,000
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
For classes other than Class R6 shares, the investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the six months ended October 31, 2023, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$489,901	$292,395	$479,358	$356,739	$447,759
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$326,171	$344,310	$278,704	$207,187	$160,014
For Class R6 shares, the investment adviser has agreed to bear each fund's expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.12)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2024. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Payments from investment adviser for other expenses agreement”.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2023, as its portion of the initial sales charge on sales of Class A shares of each fund:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$1,939	$2,421	$7,343	$7,212	$10,833
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$6,236	$7,160	$6,007	$7,973	$807
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$235,687
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	34,065
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	100,571
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	43,448
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	68,186
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	31,674
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	37,397
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	26,227
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	15,262
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	833
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$7,300
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	3,503
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	14,657
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	4,572
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	9,448
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	2,999
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	4,576
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	2,508
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	847

Notes to Financial Statements (unaudited) - continued
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$178,138
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	16,076
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	39,484
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	21,997
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	33,705
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	13,984
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	18,062
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	13,433
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	5,770
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	463
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$13,025
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	1,728
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	17,285
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	5,092
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	15,529
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	2,601
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	3,470
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	6,080
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.25%	105
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	269
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$63,632
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	33,782
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	104,692
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	37,311
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	98,528
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	25,648
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	45,498
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	22,756
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	5,692
MFS Lifetime 2065 Fund	0.25%	0.25%	0.50%	0.50%	340
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$153,376
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	129,984
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	262,599
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	186,007
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	233,690
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	171,733
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	162,006
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	104,082
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	58,625
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	5,200

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Total Distribution and Service Fees	$651,158	$219,138	$539,288	$298,427	$459,086
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Total Distribution and Service Fees	$248,639	$271,009	$175,086	$86,301	$7,105
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2023, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$—	$1	$1	$—	$34
Class R2	109	—	268	3	57
Class R3	1	2	26	111	193
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$24	$4	$8	$4	$—
Class R3	36	72	40	—	—
For the MFS Lifetime 2060 Fund, for the period from May 1, 2023 through October 31, 2023, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2023, were as follows:
CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$7,926	$111	$225	$181	$254
Class B	380	17	460	—	10
Class C	608	2,308	591	998	1,081
CDSC Imposed	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$214	$1,751	$158	$87	$69
Class B	181	31	34	—	N/A
Class C	122	384	138	182	130
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended October 31, 2023, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Expenses paid	$34,233	$11,603	$27,498	$17,459	$28,518
Annual percentage of average daily net assets	0.0108%	0.0066%	0.0077%	0.0070%	0.0088%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Expenses paid	$18,746	$24,090	$21,161	$15,266	$3,486
Annual percentage of average daily net assets	0.0090%	0.0109%	0.0150%	0.0218%	0.0697%

Notes to Financial Statements (unaudited) - continued
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$298,214	$149,818	$301,791	$201,518	$276,161
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$173,641	$184,625	$128,218	$67,865	$5,028
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2023 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Percentage of average daily net assets	0.0028%	0.0050%	0.0025%	0.0035%	0.0027%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Percentage of average daily net assets	0.0042%	0.0040%	0.0062%	0.0126%	0.1759%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed the following fund shares:
Fund	Date	Transaction	Class	Shares	Amount
MFS Lifetime 2055 Fund	6/23/2023	Redemption	Class I	4,480	$78,445
MFS Lifetime 2065 Fund	8/03/2022	Purchase	Class I	699	6,000
MFS Lifetime 2065 Fund	8/03/2022	Purchase	Class R1	937	8,000
MFS Lifetime 2065 Fund	8/03/2022	Purchase	Class R4	815	7,000
MFS Lifetime 2065 Fund	6/23/2023	Redemption	Class R3	5,411	45,831
MFS Lifetime 2065 Fund	6/23/2023	Redemption	Class R6	54,236	461,006
At October 31, 2023, MFS held approximately 50% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1 of the MFS Lifetime 2060 Fund. Also, MFS held approximately 69% of the outstanding shares of Class I and 100% of the outstanding shares of Class R1 of the MFS Lifetime 2065 Fund.
(4)  Portfolio Securities
For the six months ended October 31, 2023, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Purchases	$42,262,078	$44,483,090	$70,936,017	$60,932,988	$62,196,659
Sales	$60,253,016	$27,538,494	$47,330,776	$28,879,813	$30,560,733

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Purchases	$42,479,644	$47,457,711	$33,935,545	$25,082,841	$7,098,895
Sales	$18,769,099	$18,635,703	$10,612,270	$5,274,065	$1,064,451
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Lifetime Income Fund				MFS Lifetime 2025 Fund
	Six Months Ended 10/31/23		Year ended 4/30/23		Six Months Ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,550,324	$ 18,322,840	1,939,043	$ 23,081,811	1,295,817	$ 16,438,878	386,169	$ 4,922,186
Class B	738	8,775	9,190	108,855	334	4,174	—	—
Class C	47,029	557,617	253,264	3,026,937	15,117	187,176	72,046	904,804
Class I	394,752	4,663,576	843,785	10,123,736	16,288	204,656	38,312	483,592
Class R1	17,261	204,343	51,608	616,153	1,640	20,694	5,569	71,520
Class R2	146,523	1,732,502	365,356	4,351,884	92,489	1,165,956	244,098	3,113,185
Class R3	1,364,193	16,139,326	2,059,654	24,480,194	1,380,163	17,338,938	1,687,674	21,414,360
Class R4	259,459	3,043,450	1,489,589	18,131,500	219,330	2,771,645	892,389	11,413,620
Class R6	2,726,301	32,402,956	8,240,043	99,193,242	3,528,114	45,062,069	5,174,368	65,971,483
Class 529A	—	—	248,093	2,495,454	—	—	—	—
	6,506,580	$77,075,385	15,499,625	$185,609,766	6,549,292	$83,194,186	8,500,625	$108,294,750
Shares issued in connection with acquisition of MFS Lifetime 2020 Fund
Class A			3,049,968	$ 37,667,110
Class B			95,301	1,176,967
Class C			312,197	3,852,508
Class I			265,139	3,274,471
Class R1			84,922	1,050,490
Class R2			1,809,715	22,349,976
Class R3			4,949,814	61,130,203
Class R4			1,478,497	18,259,440
Class R6			6,629,463	82,139,036
			18,675,016	$230,900,201
Shares issued to shareholders in reinvestment of distributions
Class A	200,530	$ 2,359,008	630,080	$ 7,370,558	—	$ —	102,267	$ 1,234,363
Class B	1,117	13,147	6,092	70,958	—	—	3,344	40,256
Class C	27,925	328,267	128,674	1,500,466	—	—	14,862	177,154
Class I	45,366	533,779	142,961	1,675,593	—	—	14,131	170,985
Class R1	2,051	24,166	7,655	89,275	—	—	1,217	14,785
Class R2	25,117	295,534	81,717	951,792	—	—	64,547	777,796
Class R3	137,175	1,613,448	384,042	4,484,557	—	—	441,284	5,317,471
Class R4	28,183	332,526	113,782	1,327,703	—	—	142,750	1,732,989
Class R6	226,483	2,671,070	655,172	7,674,124	—	—	975,307	11,830,480
	693,947	$8,170,945	2,150,175	$25,145,026	—	$—	1,759,709	$21,296,279

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime Income Fund − continued				MFS Lifetime 2025 Fund − continued
	Six Months Ended 10/31/23		Year ended 4/30/23		Six Months Ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,588,946)	$(18,750,452)	(2,952,373)	$ (35,215,392)	(213,503)	$ (2,685,234)	(612,701)	$ (7,828,647)
Class B	(31,467)	(372,451)	(126,048)	(1,492,382)	(16,008)	(201,432)	(26,841)	(335,916)
Class C	(709,472)	(8,345,108)	(1,848,073)	(22,025,488)	(58,347)	(722,745)	(78,202)	(973,918)
Class I	(531,866)	(6,282,681)	(1,226,165)	(14,545,947)	(9,364)	(119,125)	(143,298)	(1,861,480)
Class R1	(47,155)	(557,198)	(53,033)	(633,153)	(4,204)	(52,258)	(2,528)	(32,292)
Class R2	(431,327)	(5,107,937)	(606,610)	(7,176,513)	(253,013)	(3,167,404)	(429,857)	(5,366,293)
Class R3	(1,336,425)	(15,686,934)	(2,264,031)	(26,893,818)	(885,769)	(11,123,511)	(2,371,659)	(30,129,331)
Class R4	(990,733)	(11,802,516)	(1,782,203)	(21,306,179)	(1,458,298)	(18,720,913)	(705,124)	(9,088,190)
Class R6	(1,624,360)	(19,239,021)	(6,645,922)	(78,064,102)	(1,963,157)	(24,854,057)	(9,815,696)	(122,096,416)
Class 529A	—	—	(17,366,010)	(172,809,991)	—	—	—	—
	(7,291,751)	$(86,144,298)	(34,870,468)	$(380,162,965)	(4,861,663)	$(61,646,679)	(14,185,906)	$(177,712,483)
Net change
Class A	161,908	$ 1,931,396	2,666,718	$ 32,904,087	1,082,314	$ 13,753,644	(124,265)	$ (1,672,098)
Class B	(29,612)	(350,529)	(15,465)	(135,602)	(15,674)	(197,258)	(23,497)	(295,660)
Class C	(634,518)	(7,459,224)	(1,153,938)	(13,645,577)	(43,230)	(535,569)	8,706	108,040
Class I	(91,748)	(1,085,326)	25,720	527,853	6,924	85,531	(90,855)	(1,206,903)
Class R1	(27,843)	(328,689)	91,152	1,122,765	(2,564)	(31,564)	4,258	54,013
Class R2	(259,687)	(3,079,901)	1,650,178	20,477,139	(160,524)	(2,001,448)	(121,212)	(1,475,312)
Class R3	164,943	2,065,840	5,129,479	63,201,136	494,394	6,215,427	(242,701)	(3,397,500)
Class R4	(703,091)	(8,426,540)	1,299,665	16,412,464	(1,238,968)	(15,949,268)	330,015	4,058,419
Class R6	1,328,424	15,835,005	8,878,756	110,942,300	1,564,957	20,208,012	(3,666,021)	(44,294,453)
Class 529A	—	—	(17,117,917)	(170,314,537)	—	—	—	—
	(91,224)	$(897,968)	1,454,348	$61,492,028	1,687,629	$21,547,507	(3,925,572)	$(48,121,454)
	MFS Lifetime 2030 Fund				MFS Lifetime 2035 Fund
	Six Months Ended 10/31/23		Year ended 4/30/23		Six Months Ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	897,650	$ 13,631,214	634,470	$ 9,625,569	525,312	$ 8,399,326	396,735	$ 6,240,446
Class B	4,391	65,573	26	381	—	—	8	132
Class C	34,367	508,116	88,213	1,308,553	73,915	1,133,463	87,644	1,368,091
Class I	90,309	1,363,308	289,608	4,580,850	159,753	2,554,420	67,567	1,068,723
Class R1	28,109	422,541	33,857	509,895	3,822	59,877	17,097	261,966
Class R2	193,440	2,901,355	542,629	8,132,715	108,735	1,728,043	240,895	3,820,373
Class R3	1,995,766	30,076,579	2,849,602	42,962,175	1,535,567	24,237,394	2,089,044	32,704,299
Class R4	252,343	3,861,787	2,180,010	33,788,712	224,493	3,590,889	780,390	12,309,822
Class R6	4,687,689	71,842,180	7,579,454	115,107,062	4,381,069	70,645,789	6,393,615	100,192,969
	8,184,064	$124,672,653	14,197,869	$216,015,912	7,012,666	$112,349,201	10,072,995	$157,966,821

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2030 Fund − continued				MFS Lifetime 2035 Fund − continued
	Six Months Ended 10/31/23		Year ended 4/30/23		Six Months Ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	300,979	$ 4,300,996	—	$ —	114,233	$ 1,684,932
Class B	—	—	11,794	167,118	—	—	4,039	59,407
Class C	—	—	27,873	391,342	—	—	14,024	204,044
Class I	—	—	26,543	381,417	—	—	7,894	116,667
Class R1	—	—	12,874	183,073	—	—	3,109	45,789
Class R2	—	—	180,747	2,561,190	—	—	60,730	896,975
Class R3	—	—	783,227	11,153,148	—	—	539,497	7,968,371
Class R4	—	—	220,844	3,182,368	—	—	159,150	2,366,563
Class R6	—	—	1,302,388	18,741,359	—	—	1,014,738	15,068,865
	—	$—	2,867,269	$41,062,011	—	$—	1,917,414	$28,411,613
Shares reacquired
Class A	(382,672)	$ (5,776,604)	(645,688)	$ (9,809,860)	(204,008)	$ (3,179,053)	(201,754)	$ (3,157,387)
Class B	(29,279)	(438,476)	(81,754)	(1,221,737)	(17,821)	(282,978)	(18,522)	(289,977)
Class C	(62,196)	(915,098)	(247,132)	(3,709,676)	(40,191)	(634,576)	(32,788)	(505,703)
Class I	(124,115)	(1,871,619)	(317,537)	(4,848,674)	(26,173)	(414,707)	(32,998)	(518,681)
Class R1	(27,018)	(407,772)	(84,132)	(1,266,228)	(4,272)	(67,180)	(12,423)	(193,708)
Class R2	(731,676)	(10,972,420)	(900,130)	(13,446,089)	(142,841)	(2,272,729)	(393,276)	(6,036,023)
Class R3	(1,030,090)	(15,528,289)	(2,660,474)	(40,239,632)	(979,193)	(15,466,958)	(2,226,349)	(34,962,090)
Class R4	(1,803,837)	(27,895,402)	(2,080,364)	(32,447,960)	(1,887,818)	(30,781,327)	(431,624)	(6,912,686)
Class R6	(1,762,600)	(26,884,895)	(9,462,838)	(140,048,239)	(1,287,410)	(20,545,644)	(7,435,492)	(113,101,010)
	(5,953,483)	$(90,690,575)	(16,480,049)	$(247,038,095)	(4,589,727)	$(73,645,152)	(10,785,226)	$(165,677,265)
Net change
Class A	514,978	$ 7,854,610	289,761	$ 4,116,705	321,304	$ 5,220,273	309,214	$ 4,767,991
Class B	(24,888)	(372,903)	(69,934)	(1,054,238)	(17,821)	(282,978)	(14,475)	(230,438)
Class C	(27,829)	(406,982)	(131,046)	(2,009,781)	33,724	498,887	68,880	1,066,432
Class I	(33,806)	(508,311)	(1,386)	113,593	133,580	2,139,713	42,463	666,709
Class R1	1,091	14,769	(37,401)	(573,260)	(450)	(7,303)	7,783	114,047
Class R2	(538,236)	(8,071,065)	(176,754)	(2,752,184)	(34,106)	(544,686)	(91,651)	(1,318,675)
Class R3	965,676	14,548,290	972,355	13,875,691	556,374	8,770,436	402,192	5,710,580
Class R4	(1,551,494)	(24,033,615)	320,490	4,523,120	(1,663,325)	(27,190,438)	507,916	7,763,699
Class R6	2,925,089	44,957,285	(580,996)	(6,199,818)	3,093,659	50,100,145	(27,139)	2,160,824
	2,230,581	$33,982,078	585,089	$10,039,828	2,422,939	$38,704,049	1,205,183	$20,701,169
	MFS Lifetime 2040 Fund				MFS Lifetime 2045 Fund
	Six Months Ended 10/31/23		Year ended 4/30/23		Six Months Ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	524,048	$ 9,093,949	513,194	$ 8,703,305	299,458	$ 5,123,407	360,922	$ 6,075,782
Class B	—	—	1,406	23,383	—	—	—	—
Class C	34,661	581,934	66,352	1,102,996	19,865	331,147	58,066	946,570
Class I	114,345	1,985,549	259,384	4,460,483	233,912	4,024,649	50,698	857,100
Class R1	16,073	272,936	42,218	701,564	3,592	60,519	10,285	170,810
Class R2	203,278	3,487,246	504,169	8,499,721	96,081	1,627,748	145,317	2,419,509
Class R3	1,635,855	28,234,546	2,606,391	43,902,492	1,216,049	20,577,487	1,977,527	32,736,692
Class R4	247,919	4,330,107	1,874,637	32,476,792	125,414	2,147,090	691,181	11,642,980
Class R6	3,484,878	61,265,116	7,294,741	123,888,531	2,405,768	41,447,723	6,350,626	105,138,036
	6,261,057	$109,251,383	13,162,492	$223,759,267	4,400,139	$75,339,770	9,644,622	$159,987,479

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2040 Fund − continued				MFS Lifetime 2045 Fund − continued
	Six Months Ended 10/31/23		Year ended 4/30/23		Six Months Ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	165,639	$ 2,640,289	—	$ —	73,378	$ 1,148,366
Class B	—	—	6,913	109,985	—	—	2,204	34,388
Class C	—	—	24,626	384,906	—	—	8,470	130,945
Class I	—	—	29,468	473,251	—	—	10,156	159,746
Class R1	—	—	10,378	164,288	—	—	1,412	22,090
Class R2	—	—	138,247	2,192,601	—	—	36,016	562,575
Class R3	—	—	619,639	9,870,855	—	—	457,387	7,153,536
Class R4	—	—	152,368	2,459,223	—	—	77,071	1,213,873
Class R6	—	—	983,420	15,852,736	—	—	764,854	12,023,500
	—	$—	2,130,698	$34,148,134	—	$—	1,430,948	$22,449,019
Shares reacquired
Class A	(185,494)	$ (3,187,417)	(441,711)	$ (7,479,502)	(95,157)	$ (1,609,105)	(135,163)	$ (2,252,069)
Class B	(15,018)	(255,335)	(39,301)	(659,656)	(6,504)	(108,268)	(3,423)	(56,124)
Class C	(49,175)	(828,320)	(128,016)	(2,107,011)	(9,526)	(159,200)	(22,144)	(358,910)
Class I	(130,416)	(2,242,092)	(113,521)	(1,939,016)	(37,182)	(620,130)	(9,287)	(155,223)
Class R1	(24,181)	(416,659)	(95,222)	(1,577,743)	(4,411)	(74,346)	(2,953)	(49,597)
Class R2	(413,034)	(7,075,867)	(693,165)	(11,684,879)	(181,079)	(3,061,554)	(195,770)	(3,180,632)
Class R3	(854,516)	(14,783,579)	(2,392,144)	(40,333,406)	(599,480)	(10,172,898)	(1,876,195)	(31,002,736)
Class R4	(1,145,700)	(20,493,316)	(1,307,817)	(23,037,134)	(635,229)	(11,145,428)	(533,032)	(9,073,829)
Class R6	(1,164,184)	(20,419,226)	(5,731,402)	(94,961,768)	(1,153,836)	(19,776,012)	(4,756,652)	(76,854,711)
	(3,981,718)	$(69,701,811)	(10,942,299)	$(183,780,115)	(2,722,404)	$(46,726,941)	(7,534,619)	$(122,983,831)
Net change
Class A	338,554	$ 5,906,532	237,122	$ 3,864,092	204,301	$ 3,514,302	299,137	$ 4,972,079
Class B	(15,018)	(255,335)	(30,982)	(526,288)	(6,504)	(108,268)	(1,219)	(21,736)
Class C	(14,514)	(246,386)	(37,038)	(619,109)	10,339	171,947	44,392	718,605
Class I	(16,071)	(256,543)	175,331	2,994,718	196,730	3,404,519	51,567	861,623
Class R1	(8,108)	(143,723)	(42,626)	(711,891)	(819)	(13,827)	8,744	143,303
Class R2	(209,756)	(3,588,621)	(50,749)	(992,557)	(84,998)	(1,433,806)	(14,437)	(198,548)
Class R3	781,339	13,450,967	833,886	13,439,941	616,569	10,404,589	558,719	8,887,492
Class R4	(897,781)	(16,163,209)	719,188	11,898,881	(509,815)	(8,998,338)	235,220	3,783,024
Class R6	2,320,694	40,845,890	2,546,759	44,779,499	1,251,932	21,671,711	2,358,828	40,306,825
	2,279,339	$39,549,572	4,350,891	$74,127,286	1,677,735	$28,612,829	3,540,951	$59,452,667
	MFS Lifetime 2050 Fund				MFS Lifetime 2055 Fund
	Six Months Ended 10/31/23		Year ended 4/30/23		Six Months Ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	272,706	$ 5,590,722	364,851	$ 7,302,330	228,583	$ 4,028,502	363,044	$ 6,220,154
Class B	—	—	372	6,839	—	—	—	—
Class C	18,387	366,779	51,556	1,001,183	17,259	299,126	32,632	553,339
Class I	94,299	1,940,116	1,093,643	22,813,928	67,425	1,182,301	48,946	827,616
Class R1	3,529	70,554	8,099	159,745	14,813	255,418	25,465	433,844
Class R2	125,089	2,522,875	284,399	5,645,668	92,940	1,634,530	213,502	3,701,473
Class R3	986,778	19,979,349	1,871,007	36,985,841	943,693	16,590,064	1,669,100	28,639,603
Class R4	166,302	3,385,960	1,525,549	30,666,021	148,491	2,638,177	564,425	9,890,646
Class R6	2,125,805	43,668,586	5,090,385	100,592,550	1,899,151	34,029,779	4,457,184	76,341,194
	3,792,895	$77,524,941	10,289,861	$205,174,105	3,412,355	$60,657,897	7,374,298	$126,607,869

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2050 Fund − continued				MFS Lifetime 2055 Fund − continued
	Six Months Ended 10/31/23		Year ended 4/30/23		Six Months Ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	70,311	$ 1,319,739	—	$ —	46,652	$ 753,900
Class B	—	—	2,960	54,886	—	—	1,560	25,204
Class C	—	—	9,289	170,724	—	—	7,468	119,339
Class I	—	—	18,433	345,992	—	—	2,574	41,647
Class R1	—	—	1,958	36,156	—	—	2,645	42,431
Class R2	—	—	52,623	977,206	—	—	28,692	464,238
Class R3	—	—	366,990	6,826,023	—	—	261,293	4,225,102
Class R4	—	—	76,054	1,427,526	—	—	54,721	892,500
Class R6	—	—	582,906	10,917,829	—	—	398,254	6,487,552
	—	$—	1,181,524	$22,076,081	—	$—	803,859	$13,051,913
Shares reacquired
Class A	(81,099)	$ (1,651,641)	(122,541)	$ (2,469,370)	(75,375)	$ (1,317,370)	(114,006)	$ (1,964,255)
Class B	(10,251)	(205,707)	(13,862)	(269,697)	(1,408)	(24,628)	(4,841)	(83,808)
Class C	(16,511)	(331,585)	(36,150)	(718,589)	(13,003)	(223,857)	(22,760)	(384,928)
Class I	(31,664)	(654,340)	(1,059,375)	(21,335,496)	(9,802)	(171,064)	(3,603)	(61,762)
Class R1	(3,153)	(63,517)	(10,515)	(204,381)	(3,700)	(63,036)	(4,291)	(73,609)
Class R2	(216,584)	(4,435,971)	(317,299)	(6,285,691)	(136,599)	(2,391,058)	(212,801)	(3,589,164)
Class R3	(424,603)	(8,564,924)	(1,750,365)	(34,375,588)	(342,147)	(5,996,325)	(1,525,477)	(25,963,858)
Class R4	(488,641)	(10,216,631)	(500,642)	(10,262,398)	(592,257)	(10,779,332)	(341,873)	(6,073,727)
Class R6	(844,976)	(17,307,182)	(2,963,605)	(57,414,823)	(729,213)	(12,994,613)	(1,964,136)	(33,247,965)
	(2,117,482)	$(43,431,498)	(6,774,354)	$(133,336,033)	(1,903,504)	$(33,961,283)	(4,193,788)	$(71,443,076)
Net change
Class A	191,607	$ 3,939,081	312,621	$ 6,152,699	153,208	$ 2,711,132	295,690	$ 5,009,799
Class B	(10,251)	(205,707)	(10,530)	(207,972)	(1,408)	(24,628)	(3,281)	(58,604)
Class C	1,876	35,194	24,695	453,318	4,256	75,269	17,340	287,750
Class I	62,635	1,285,776	52,701	1,824,424	57,623	1,011,237	47,917	807,501
Class R1	376	7,037	(458)	(8,480)	11,113	192,382	23,819	402,666
Class R2	(91,495)	(1,913,096)	19,723	337,183	(43,659)	(756,528)	29,393	576,547
Class R3	562,175	11,414,425	487,632	9,436,276	601,546	10,593,739	404,916	6,900,847
Class R4	(322,339)	(6,830,671)	1,100,961	21,831,149	(443,766)	(8,141,155)	277,273	4,709,419
Class R6	1,280,829	26,361,404	2,709,686	54,095,556	1,169,938	21,035,166	2,891,302	49,580,781
	1,675,413	$34,093,443	4,697,031	$93,914,153	1,508,851	$26,696,614	3,984,369	$68,216,706
	MFS Lifetime 2060 Fund				MFS Lifetime 2065 Fund
	Six Months Ended 10/31/23		Year ended 4/30/23		Six Months Ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	163,394	$ 2,301,038	280,404	$ 3,849,663	31,073	$ 263,673	37,159	$ 306,713
Class C	12,079	168,051	23,016	313,628	3,303	27,937	5,583	45,712
Class I	5,931	83,186	7,598	104,441	1,192	10,191	2,053	17,106
Class R1	—	—	—	—	—	—	937	8,000
Class R2	55,100	770,969	94,774	1,302,985	6,474	54,813	5,108	42,003
Class R3	850,728	11,966,008	1,597,954	21,886,101	487,294	4,161,631	204,615	1,673,072
Class R4	115,793	1,643,606	385,411	5,338,715	21,531	183,209	59,769	501,316
Class R6	1,544,632	22,067,755	2,944,975	40,407,482	340,828	2,915,285	346,587	2,857,157
	2,747,657	$39,000,613	5,334,132	$73,203,015	891,695	$7,616,739	661,811	$5,451,079

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2060 Fund − continued				MFS Lifetime 2065 Fund − continued
	Six Months Ended 10/31/23		Year ended 4/30/23		Six Months Ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	36,105	$ 467,922	—	$ —	1,679	$ 13,148
Class B	—	—	505	6,556	—	—	—	—
Class C	—	—	3,075	39,581	—	—	243	1,908
Class I	—	—	1,279	16,695	—	—	295	2,318
Class R1	—	—	257	3,344	—	—	188	1,477
Class R2	—	—	6,174	80,011	—	—	354	2,772
Class R3	—	—	131,616	1,707,057	—	—	1,729	13,541
Class R4	—	—	14,728	192,059	—	—	263	2,062
Class R6	—	—	185,053	2,418,637	—	—	7,624	59,774
	—	$—	378,792	$4,931,862	—	$—	12,375	$97,000
Shares reacquired
Class A	(44,305)	$ (623,067)	(52,387)	$ (721,858)	(2,288)	$ (19,519)	(2,185)	$ (18,063)
Class B	(389)	(5,517)	(695)	(9,465)	—	—	—	—
Class C	(5,295)	(73,352)	(8,506)	(117,688)	(1,590)	(13,102)	(1,165)	(9,596)
Class I	(917)	(12,913)	(653)	(8,799)	—	—	(6)	(50)
Class R2	(39,893)	(574,058)	(87,171)	(1,156,842)	(138)	(1,171)	(206)	(1,698)
Class R3	(364,478)	(5,145,602)	(582,305)	(7,965,743)	(46,029)	(391,510)	(5,437)	(44,373)
Class R4	(278,196)	(4,055,418)	(48,890)	(682,539)	(6,834)	(58,798)	(1,458)	(12,155)
Class R6	(481,391)	(6,817,787)	(1,277,186)	(17,216,728)	(112,557)	(952,427)	(31,267)	(260,044)
	(1,214,864)	$(17,307,714)	(2,057,793)	$(27,879,662)	(169,436)	$(1,436,527)	(41,724)	$(345,979)
Net change
Class A	119,089	$ 1,677,971	264,122	$ 3,595,727	28,785	$ 244,154	36,653	$ 301,798
Class B	(389)	(5,517)	(190)	(2,909)	—	—	—	—
Class C	6,784	94,699	17,585	235,521	1,713	14,835	4,661	38,024
Class I	5,014	70,273	8,224	112,337	1,192	10,191	2,342	19,374
Class R1	—	—	257	3,344	—	—	1,125	9,477
Class R2	15,207	196,911	13,777	226,154	6,336	53,642	5,256	43,077
Class R3	486,250	6,820,406	1,147,265	15,627,415	441,265	3,770,121	200,907	1,642,240
Class R4	(162,403)	(2,411,812)	351,249	4,848,235	14,697	124,411	58,574	491,223
Class R6	1,063,241	15,249,968	1,852,842	25,609,391	228,271	1,962,858	322,944	2,656,887
	1,532,793	$21,692,899	3,655,131	$50,255,215	722,259	$6,180,212	632,462	$5,202,100
Effective June 1, 2019, purchases of each fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. Effective September 29, 2023, purchases of Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund,

Notes to Financial Statements (unaudited) - continued
based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2023, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Commitment Fee	$1,636	$880	$1,727	$1,150	$1,536
Interest Expense	—	—	—	—	—
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Commitment Fee	$978	$1,021	$646	$298	$13
Interest Expense	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$12,753,411	$651,206	$3,421,476	$577,885	$(13,788)	$10,547,238
MFS Blended Research Growth Equity Fund	12,750,500	790,597	4,121,034	1,303,621	(263,456)	10,460,228
MFS Blended Research International Equity Fund	15,855,510	1,725,950	1,347,591	53,448	(1,170,992)	15,116,325
MFS Blended Research Mid Cap Equity Fund	18,955,645	2,156,183	2,556,945	177,882	(652,618)	18,080,147
MFS Blended Research Small Cap Equity Fund	6,331,179	810,496	998,045	65,931	(189,707)	6,019,854
MFS Blended Research Value Equity Fund	12,717,549	1,012,050	1,408,796	85,453	(256,437)	12,149,819
MFS Commodity Strategy Fund	12,582,368	1,115,079	1,885,172	(335,922)	655,158	12,131,511
MFS Emerging Markets Debt Fund	6,383,067	471,848	413,483	(92,077)	(257,966)	6,091,389
MFS Emerging Markets Debt Local Currency Fund	6,374,369	634,177	526,664	(74,716)	(310,694)	6,096,472
MFS Global Opportunistic Bond Fund	44,494,136	2,943,810	2,310,515	(406,971)	(2,153,569)	42,566,891
MFS Global Real Estate Fund	12,817,794	2,150,005	1,192,073	14,509	(1,652,316)	12,137,919
MFS Government Securities Fund	63,637,758	5,439,598	4,289,172	(833,046)	(4,755,683)	59,199,455
MFS Growth Fund	12,799,178	769,035	3,905,225	2,482,650	(1,634,088)	10,511,550
MFS High Income Fund	12,734,315	772,209	855,043	(93,194)	(378,966)	12,179,321
MFS Inflation-Adjusted Bond Fund	63,337,536	6,268,123	3,231,135	(502,811)	(5,338,153)	60,533,560
MFS Institutional Money Market Portfolio	1,185,439	24,546,142	16,679,227	108	(45)	9,052,417
MFS International Growth Fund	3,177,724	436,558	271,559	21,689	(327,301)	3,037,111
MFS International Intrinsic Value Fund	3,167,247	363,322	273,543	16,658	(241,959)	3,031,725
MFS Limited Maturity Fund	126,986,442	7,648,337	11,640,455	(671,988)	(883,407)	121,438,929
MFS Mid Cap Growth Fund	9,478,592	982,244	1,175,882	416,452	(621,870)	9,079,536
MFS Mid Cap Value Fund	9,546,504	1,095,711	1,194,976	97,421	(441,281)	9,103,379
MFS New Discovery Fund	3,166,334	487,504	380,536	20,203	(294,037)	2,999,468
MFS New Discovery Value Fund	3,170,373	522,647	439,435	12,969	(252,444)	3,014,110
MFS Research Fund	12,773,916	748,395	3,148,746	1,498,827	(1,291,968)	10,580,424
MFS Research International Fund	9,529,108	1,164,696	750,946	23,860	(857,842)	9,108,876
MFS Total Return Bond Fund	127,339,190	9,409,602	7,183,651	(1,205,501)	(8,473,130)	119,886,510
MFS Value Fund	12,703,076	1,257,722	1,330,916	32,512	(537,534)	12,124,860
	$636,748,260	$76,373,246	$76,932,241	$2,685,852	$(32,596,093)	$606,279,024

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime Income Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	183,647	—
MFS Emerging Markets Debt Local Currency Fund	154,858	—
MFS Global Opportunistic Bond Fund	633,015	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	1,126,878	—
MFS Growth Fund	—	34,543
MFS High Income Fund	397,799	—
MFS Inflation-Adjusted Bond Fund	1,639,261	—
MFS Institutional Money Market Portfolio	36,330	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	2,469,429	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	44,003	7,413
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	2,751,780	—
MFS Value Fund	122,402	—
	$9,559,402	$41,956

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,492,247	$693,158	$2,077,036	$279,420	$68,650	$7,456,439
MFS Blended Research Growth Equity Fund	8,492,130	813,272	2,564,370	678,977	(16,577)	7,403,432
MFS Blended Research International Equity Fund	11,025,832	1,245,576	707,120	12,322	(815,163)	10,761,447
MFS Blended Research Mid Cap Equity Fund	11,760,480	1,694,202	1,296,409	56,533	(405,849)	11,808,957
MFS Blended Research Small Cap Equity Fund	3,378,300	627,826	433,122	15,452	(105,354)	3,483,102
MFS Blended Research Value Equity Fund	8,470,913	867,583	809,232	37,738	(172,868)	8,394,134
MFS Commodity Strategy Fund	6,687,111	989,654	866,285	(153,982)	327,150	6,983,648
MFS Emerging Markets Debt Fund	5,064,411	505,941	405,648	(105,029)	(176,536)	4,883,139
MFS Emerging Markets Debt Local Currency Fund	5,067,227	518,973	385,886	(53,078)	(258,549)	4,888,687
MFS Global Opportunistic Bond Fund	23,787,007	3,251,244	996,676	(195,351)	(1,242,954)	24,603,270
MFS Global Real Estate Fund	6,838,795	1,435,575	310,980	(3,105)	(935,016)	7,025,269
MFS Government Securities Fund	34,027,368	5,418,752	2,118,477	(390,780)	(2,732,547)	34,204,316
MFS Growth Fund	8,532,516	811,299	2,446,144	1,117,369	(575,775)	7,439,265
MFS High Income Fund	10,114,699	902,096	868,220	(107,472)	(273,850)	9,767,253
MFS Inflation-Adjusted Bond Fund	33,870,126	5,918,593	1,602,703	(252,178)	(3,007,590)	34,926,248
MFS Institutional Money Market Portfolio	951,899	7,765,400	3,449,895	(41)	(66)	5,267,297
MFS International Growth Fund	2,554,329	291,072	161,021	15,670	(263,190)	2,436,860
MFS International Intrinsic Value Fund	2,547,706	237,605	173,544	10,066	(193,073)	2,428,760
MFS Limited Maturity Fund	51,272,740	8,734,710	2,737,772	(183,256)	(486,220)	56,600,202
MFS Mid Cap Growth Fund	5,905,229	755,677	576,245	72,037	(223,901)	5,932,797
MFS Mid Cap Value Fund	5,938,656	812,122	567,393	26,027	(263,214)	5,946,198
MFS New Discovery Fund	1,693,447	343,197	139,138	3,364	(164,303)	1,736,567
MFS New Discovery Value Fund	1,693,248	363,875	173,247	1,648	(142,638)	1,742,886
MFS Research Fund	8,504,333	725,146	1,863,348	362,014	(249,844)	7,478,301
MFS Research International Fund	5,973,975	804,189	285,512	11,142	(554,563)	5,949,231
MFS Total Return Bond Fund	59,783,776	9,814,956	2,259,751	(512,967)	(4,335,345)	62,490,669
MFS Value Fund	8,473,904	956,698	713,211	8,510	(366,917)	8,358,984
	$340,902,404	$57,298,391	$30,988,385	$751,050	$(17,566,102)	$350,397,358

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2025 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	146,102	—
MFS Emerging Markets Debt Local Currency Fund	123,343	—
MFS Global Opportunistic Bond Fund	353,961	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	625,915	—
MFS Growth Fund	—	23,289
MFS High Income Fund	316,498	—
MFS Inflation-Adjusted Bond Fund	918,046	—
MFS Institutional Money Market Portfolio	25,197	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	1,070,455	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	24,464	4,121
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,360,040	—
MFS Value Fund	83,672	—
	$5,047,693	$27,410

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$24,199,011	$1,074,620	$4,415,822	$459,635	$555,513	$21,872,957
MFS Blended Research Growth Equity Fund	24,202,990	1,588,139	6,034,185	804,485	1,134,468	21,695,897
MFS Blended Research International Equity Fund	34,356,888	2,750,095	1,198,216	14,817	(2,520,328)	33,403,256
MFS Blended Research Mid Cap Equity Fund	37,514,705	3,219,446	3,775,197	225,851	(1,186,983)	35,997,822
MFS Blended Research Small Cap Equity Fund	8,552,667	967,343	1,014,837	55,808	(244,338)	8,316,643
MFS Blended Research Value Equity Fund	24,102,443	1,446,086	1,347,870	51,953	(418,588)	23,834,024
MFS Commodity Strategy Fund	16,990,558	1,168,825	1,775,946	(497,303)	932,691	16,818,825
MFS Emerging Markets Debt Fund	17,262,057	1,310,600	693,532	(193,126)	(776,046)	16,909,953
MFS Emerging Markets Debt Local Currency Fund	13,859,609	1,553,767	313,923	(56,571)	(839,603)	14,203,279
MFS Global Opportunistic Bond Fund	41,621,545	5,548,271	644,358	(131,695)	(2,415,240)	43,978,523
MFS Global Real Estate Fund	17,370,095	2,373,283	686,815	(242)	(2,287,012)	16,769,309
MFS Government Securities Fund	69,170,001	9,349,828	3,586,009	(765,878)	(5,549,553)	68,618,389
MFS Growth Fund	24,365,037	1,470,580	5,617,268	2,052,594	(477,859)	21,793,084
MFS High Income Fund	27,685,361	2,678,936	997,764	(156,520)	(919,438)	28,290,575
MFS Inflation-Adjusted Bond Fund	58,854,970	10,212,037	1,303,720	(304,357)	(5,400,166)	62,058,764
MFS Institutional Money Market Portfolio	861,210	17,814,782	7,823,080	(101)	(52)	10,852,759
MFS International Growth Fund	8,681,370	919,433	342,908	55,162	(911,058)	8,401,999
MFS International Intrinsic Value Fund	8,643,267	700,451	338,818	7,142	(638,619)	8,373,423
MFS International New Discovery Fund	3,443,196	34,518	485,883	150,125	(407,885)	2,734,071
MFS Limited Maturity Fund	35,401,757	8,749,519	428,826	(32,744)	(443,701)	43,246,005
MFS Mid Cap Growth Fund	18,779,895	1,446,508	1,733,401	380,072	(806,546)	18,066,528
MFS Mid Cap Value Fund	18,934,027	1,550,778	1,655,814	99,091	(797,031)	18,131,051
MFS New Discovery Fund	4,285,537	621,283	379,463	3,525	(387,390)	4,143,492
MFS New Discovery Value Fund	4,282,850	626,054	406,625	7,374	(345,009)	4,164,644
MFS Research Fund	24,259,980	1,215,767	3,865,813	975,500	(647,140)	21,938,294
MFS Research International Fund	17,328,831	1,679,769	660,080	41,109	(1,592,516)	16,797,113
MFS Total Return Bond Fund	83,572,771	13,307,783	2,620,533	(679,139)	(6,127,545)	87,453,337
MFS Value Fund	24,074,652	1,718,034	1,007,152	188	(1,013,327)	23,772,395
	$692,657,280	$97,096,535	$55,153,858	$2,566,755	$(34,530,301)	$702,636,411

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2030 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	504,857	—
MFS Emerging Markets Debt Local Currency Fund	349,540	—
MFS Global Opportunistic Bond Fund	632,171	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	1,273,506	—
MFS Growth Fund	—	67,672
MFS High Income Fund	897,265	—
MFS Inflation-Adjusted Bond Fund	1,604,715	—
MFS Institutional Money Market Portfolio	31,201	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	784,496	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	60,907	10,261
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,922,241	—
MFS Value Fund	238,105	—
	$8,299,004	$77,933

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$20,933,184	$1,072,772	$2,745,164	$54,654	$812,827	$20,128,273
MFS Blended Research Emerging Markets Equity Fund	1,131,106	10,038	155,003	8,767	(57,910)	936,998
MFS Blended Research Growth Equity Fund	20,923,361	1,487,688	4,056,970	410,345	1,270,089	20,034,513
MFS Blended Research International Equity Fund	33,480,954	3,939,488	971,299	(22,986)	(2,542,048)	33,884,109
MFS Blended Research Mid Cap Equity Fund	36,814,562	4,824,634	2,721,091	105,457	(1,236,359)	37,787,203
MFS Blended Research Small Cap Equity Fund	8,056,788	1,119,843	746,563	33,938	(239,058)	8,224,948
MFS Blended Research Value Equity Fund	20,856,626	1,719,157	748,552	6,615	(359,198)	21,474,648
MFS Commodity Strategy Fund	16,024,683	1,692,939	1,603,026	(312,079)	742,057	16,544,574
MFS Emerging Markets Debt Fund	14,018,435	1,971,551	406,830	(130,300)	(713,587)	14,739,269
MFS Emerging Markets Debt Local Currency Fund	9,337,763	1,427,136	295,809	(63,215)	(569,122)	9,836,753
MFS Emerging Markets Equity Fund	1,136,619	9,633	174,119	23,282	(58,545)	936,870
MFS Global Opportunistic Bond Fund	18,737,685	3,568,696	389,714	(92,332)	(1,103,942)	20,720,393
MFS Global Real Estate Fund	16,348,531	2,928,494	451,655	(14,260)	(2,246,939)	16,564,171
MFS Government Securities Fund	23,917,217	8,243,417	383,244	(91,700)	(2,392,551)	29,293,139
MFS Growth Fund	21,010,721	1,304,044	3,567,881	428,384	930,922	20,106,190
MFS High Income Fund	18,647,015	2,535,895	788,726	(126,398)	(624,429)	19,643,357
MFS Inflation-Adjusted Bond Fund	28,016,468	5,983,965	861,419	(224,997)	(2,561,413)	30,352,604
MFS Institutional Money Market Portfolio	405,291	10,577,083	4,108,105	(4)	(15)	6,874,250
MFS International Growth Fund	9,261,015	1,148,268	240,667	(7,505)	(945,884)	9,215,227
MFS International Intrinsic Value Fund	9,229,352	945,984	279,592	(9,554)	(694,298)	9,191,892
MFS International New Discovery Fund	6,944,688	648,570	180,934	(4,501)	(613,862)	6,793,961
MFS Mid Cap Growth Fund	18,432,674	2,101,444	1,063,787	10,073	(514,094)	18,966,310
MFS Mid Cap Value Fund	18,530,981	2,370,057	1,118,733	35,417	(813,674)	19,004,048
MFS New Discovery Fund	4,033,999	707,707	245,530	(8,959)	(381,499)	4,105,718
MFS New Discovery Value Fund	4,037,581	684,300	264,849	(399)	(341,089)	4,115,544
MFS Research Fund	20,972,227	1,133,049	2,193,982	26,445	231,844	20,169,583
MFS Research International Fund	15,087,510	2,295,753	346,053	(12,759)	(1,429,486)	15,594,965
MFS Total Return Bond Fund	28,334,754	6,821,827	1,261,948	(339,491)	(2,101,377)	31,453,765
MFS Value Fund	20,820,185	2,138,643	616,674	(11,001)	(915,088)	21,416,065
	$465,481,975	$75,412,075	$32,987,919	$(329,063)	$(19,467,728)	$488,109,340

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2035 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	430,668	—
MFS Emerging Markets Debt Local Currency Fund	242,272	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	296,742	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	498,014	—
MFS Growth Fund	—	60,792
MFS High Income Fund	621,547	—
MFS Inflation-Adjusted Bond Fund	783,295	—
MFS Institutional Money Market Portfolio	16,729	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	59,749	10,066
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	685,953	—
MFS Value Fund	212,904	—
	$3,847,873	$70,858

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$30,767,881	$1,044,382	$3,074,812	$(198,842)	$1,405,839	$29,944,448
MFS Blended Research Emerging Markets Equity Fund	3,808,808	301,396	141,571	(687)	(194,932)	3,773,014
MFS Blended Research Growth Equity Fund	31,523,456	1,321,140	4,949,854	346,325	2,101,188	30,342,255
MFS Blended Research International Equity Fund	55,709,237	6,294,048	963,841	(17,040)	(4,237,423)	56,784,981
MFS Blended Research Mid Cap Equity Fund	56,349,616	5,184,316	1,856,634	8,679	(1,762,198)	57,923,779
MFS Blended Research Small Cap Equity Fund	12,947,903	1,465,629	876,648	22,967	(361,010)	13,198,841
MFS Blended Research Value Equity Fund	31,385,022	2,185,510	649,803	9,336	(538,770)	32,391,295
MFS Commodity Strategy Fund	25,784,128	2,466,949	2,240,248	(723,651)	1,428,068	26,715,246
MFS Emerging Markets Debt Fund	13,981,720	2,587,858	208,831	(61,404)	(806,064)	15,493,279
MFS Emerging Markets Debt Local Currency Fund	9,301,734	1,827,255	119,177	(22,034)	(629,875)	10,357,903
MFS Emerging Markets Equity Fund	3,832,575	240,264	153,698	(207)	(148,262)	3,770,672
MFS Global Opportunistic Bond Fund	13,921,788	2,618,446	204,799	(43,072)	(843,078)	15,449,285
MFS Global Real Estate Fund	26,291,662	4,524,747	603,328	(15,397)	(3,578,517)	26,619,167
MFS Growth Fund	31,652,657	1,378,205	4,512,643	406,681	1,561,447	30,486,347
MFS High Income Fund	18,577,669	3,214,219	410,666	(64,374)	(703,818)	20,613,030
MFS Inflation-Adjusted Bond Fund	26,889,307	5,262,788	829,356	(191,712)	(2,454,535)	28,676,492
MFS Institutional Money Market Portfolio	351,457	12,436,317	4,824,402	(44)	(29)	7,963,299
MFS International Growth Fund	16,819,326	2,358,964	304,129	6,996	(1,749,529)	17,131,628
MFS International Intrinsic Value Fund	16,781,719	1,891,413	310,565	(6,028)	(1,282,191)	17,074,348
MFS International New Discovery Fund	15,303,063	1,743,285	445,862	812	(1,358,633)	15,242,665
MFS Mid Cap Growth Fund	28,200,760	2,382,045	686,302	(4,318)	(790,289)	29,101,896
MFS Mid Cap Value Fund	28,316,001	2,872,395	819,735	31,344	(1,217,762)	29,182,243
MFS New Discovery Fund	6,478,737	934,215	209,665	(37,067)	(584,645)	6,581,575
MFS New Discovery Value Fund	6,484,807	1,042,633	376,299	3,471	(546,128)	6,608,484
MFS Research Fund	30,832,881	1,577,407	2,707,392	(120,259)	449,312	30,031,949
MFS Research International Fund	22,188,167	3,147,432	371,558	(6,400)	(2,087,262)	22,870,379
MFS Total Return Bond Fund	17,674,550	2,717,754	2,086,504	(497,168)	(929,901)	16,878,731
MFS Value Fund	31,336,060	2,819,002	446,813	(5,638)	(1,383,032)	32,319,579
	$613,492,691	$77,840,014	$35,385,135	$(1,178,731)	$(21,242,029)	$633,526,810

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2040 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	437,180	—
MFS Emerging Markets Debt Local Currency Fund	246,065	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	219,199	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	91,587
MFS High Income Fund	631,265	—
MFS Inflation-Adjusted Bond Fund	745,733	—
MFS Institutional Money Market Portfolio	17,333	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	97,488	16,423
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	403,309	—
MFS Value Fund	318,788	—
	$3,116,360	$108,010

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$19,632,616	$635,927	$1,796,042	$(64,534)	$843,503	$19,251,470
MFS Blended Research Emerging Markets Equity Fund	3,408,397	315,006	105,052	(2,049)	(177,974)	3,438,328
MFS Blended Research Growth Equity Fund	21,094,731	863,736	3,098,044	262,080	1,393,484	20,515,987
MFS Blended Research International Equity Fund	40,420,848	5,014,770	738,494	(27,117)	(3,109,577)	41,560,430
MFS Blended Research Mid Cap Equity Fund	37,909,235	3,678,562	1,055,214	(11,001)	(1,215,957)	39,305,625
MFS Blended Research Small Cap Equity Fund	9,241,536	1,008,196	493,159	(2,272)	(251,046)	9,503,255
MFS Blended Research Value Equity Fund	21,009,775	1,493,020	290,655	(8,077)	(361,825)	21,842,238
MFS Commodity Strategy Fund	18,379,520	2,015,350	1,720,517	(548,026)	1,047,490	19,173,817
MFS Emerging Markets Debt Fund	3,026,203	1,002,248	40,816	(13,703)	(193,609)	3,780,323
MFS Emerging Markets Debt Local Currency Fund	2,014,988	687,222	17,114	(3,514)	(154,637)	2,526,945
MFS Emerging Markets Equity Fund	3,427,247	256,232	109,963	(1,394)	(135,673)	3,436,449
MFS Global Opportunistic Bond Fund	3,016,700	1,022,533	61,500	(13,924)	(194,354)	3,769,455
MFS Global Real Estate Fund	18,726,248	3,382,189	350,957	(16,041)	(2,588,254)	19,153,185
MFS Growth Fund	21,172,671	1,017,671	2,932,271	268,476	1,069,829	20,596,376
MFS High Income Fund	4,025,673	1,282,649	95,511	(17,143)	(164,869)	5,030,799
MFS Inflation-Adjusted Bond Fund	12,289,077	2,683,263	437,301	(114,321)	(1,111,979)	13,308,739
MFS Institutional Money Market Portfolio	375,108	9,040,171	4,316,564	95	40	5,098,850
MFS International Growth Fund	12,689,973	1,819,586	121,620	(5,846)	(1,332,329)	13,049,764
MFS International Intrinsic Value Fund	12,655,946	1,554,594	220,106	(30,083)	(959,449)	13,000,902
MFS International New Discovery Fund	13,686,098	1,736,425	288,844	(22,952)	(1,222,980)	13,887,747
MFS Mid Cap Growth Fund	18,970,013	1,779,321	478,597	(12,165)	(534,784)	19,723,788
MFS Mid Cap Value Fund	19,054,141	1,975,501	434,119	(8,488)	(817,370)	19,769,665
MFS New Discovery Fund	4,623,068	702,694	131,205	(21,456)	(430,835)	4,742,266
MFS New Discovery Value Fund	4,629,365	709,950	183,567	(4,713)	(392,498)	4,758,537
MFS Research Fund	19,657,516	962,078	1,528,165	(47,929)	257,772	19,301,272
MFS Research International Fund	15,133,658	2,219,475	188,975	(7,839)	(1,443,394)	15,712,925
MFS Total Return Bond Fund	10,320,093	1,741,715	1,409,437	(313,414)	(526,070)	9,812,887
MFS Value Fund	20,972,991	2,215,608	441,854	(14,399)	(932,289)	21,800,057
	$391,563,435	$52,815,692	$23,085,663	$(801,749)	$(13,639,634)	$406,852,081

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	101,458	—
MFS Emerging Markets Debt Local Currency Fund	57,213	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	51,471	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	61,722
MFS High Income Fund	146,227	—
MFS Inflation-Adjusted Bond Fund	344,414	—
MFS Institutional Money Market Portfolio	13,799	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	69,503	11,709
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	236,832	—
MFS Value Fund	215,328	—
	$1,236,245	$73,431

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$20,728,991	$844,182	$1,868,911	$(37,584)	$855,897	$20,522,575
MFS Blended Research Emerging Markets Equity Fund	4,128,768	520,384	100,355	(941)	(226,083)	4,321,773
MFS Blended Research Growth Equity Fund	22,814,064	1,293,598	3,304,761	231,349	1,577,087	22,611,337
MFS Blended Research International Equity Fund	45,346,647	6,447,771	680,710	(22,963)	(3,558,921)	47,531,824
MFS Blended Research Mid Cap Equity Fund	41,142,181	4,208,676	804,458	(12,928)	(1,360,913)	43,172,558
MFS Blended Research Small Cap Equity Fund	10,299,249	1,257,950	476,480	2,466	(298,477)	10,784,708
MFS Blended Research Value Equity Fund	22,715,330	1,883,552	303,457	(3,597)	(405,628)	23,886,200
MFS Commodity Strategy Fund	20,505,776	2,452,671	1,770,113	(573,784)	1,149,091	21,763,641
MFS Emerging Markets Equity Fund	4,148,839	443,868	97,934	(777)	(173,966)	4,320,030
MFS Global Real Estate Fund	20,857,165	4,052,373	264,913	(25,269)	(2,916,755)	21,702,601
MFS Growth Fund	22,912,045	1,290,492	2,983,130	196,610	1,258,851	22,674,868
MFS Inflation-Adjusted Bond Fund	10,324,520	2,034,151	497,348	(99,828)	(919,337)	10,842,158
MFS Institutional Money Market Portfolio	357,079	9,038,619	3,919,450	(32)	(2)	5,476,214
MFS International Growth Fund	14,461,454	2,444,990	145,491	(5,288)	(1,548,245)	15,207,420
MFS International Intrinsic Value Fund	14,433,531	2,076,541	205,508	(24,048)	(1,126,207)	15,154,309
MFS International New Discovery Fund	16,574,557	2,682,800	247,229	(12,352)	(1,541,319)	17,456,457
MFS Mid Cap Growth Fund	20,589,702	2,224,962	545,149	(15,792)	(593,022)	21,660,701
MFS Mid Cap Value Fund	20,652,603	2,255,743	312,116	(6,142)	(909,290)	21,680,798
MFS New Discovery Fund	5,152,398	883,818	130,945	(15,736)	(498,866)	5,390,669
MFS New Discovery Value Fund	5,156,000	879,116	188,644	(4,429)	(445,880)	5,396,163
MFS Research Fund	20,765,590	1,266,438	1,693,898	(35,210)	251,909	20,554,829
MFS Research International Fund	16,517,452	2,678,128	220,015	(7,452)	(1,593,750)	17,374,363
MFS Total Return Bond Fund	10,361,745	1,765,953	1,502,218	(295,958)	(550,594)	9,778,928
MFS Value Fund	22,685,207	2,488,828	291,920	(7,744)	(1,030,567)	23,843,804
	$413,630,893	$57,415,604	$22,555,153	$(777,429)	$(14,604,987)	$433,108,928

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2050 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	67,871
MFS Inflation-Adjusted Bond Fund	286,164	—
MFS Institutional Money Market Portfolio	14,064	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	78,161	13,167
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	238,992	—
MFS Value Fund	234,921	—
	$852,302	$81,038

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$13,147,678	$693,845	$1,079,093	$(98,303)	$610,832	$13,274,959
MFS Blended Research Emerging Markets Equity Fund	2,621,764	356,785	44,680	(2,980)	(144,649)	2,786,240
MFS Blended Research Growth Equity Fund	14,478,656	889,606	1,864,822	6,424	1,132,143	14,642,007
MFS Blended Research International Equity Fund	28,785,226	4,543,205	377,931	(18,595)	(2,295,591)	30,636,314
MFS Blended Research Mid Cap Equity Fund	26,146,623	3,001,227	319,927	(22,395)	(888,119)	27,917,409
MFS Blended Research Small Cap Equity Fund	6,544,952	874,565	250,019	(18,189)	(180,684)	6,970,625
MFS Blended Research Value Equity Fund	14,414,706	1,442,806	160,028	(6,769)	(265,213)	15,425,502
MFS Commodity Strategy Fund	13,039,040	1,700,142	1,095,025	(392,184)	759,041	14,011,014
MFS Emerging Markets Equity Fund	2,634,737	307,161	43,172	(3,929)	(110,272)	2,784,525
MFS Global Real Estate Fund	13,221,431	2,828,196	121,662	(24,406)	(1,870,801)	14,032,758
MFS Growth Fund	14,546,504	1,011,763	1,794,543	35,832	885,893	14,685,449
MFS Inflation-Adjusted Bond Fund	6,549,471	1,371,376	282,777	(76,154)	(576,721)	6,985,195
MFS Institutional Money Market Portfolio	250,212	5,511,549	2,295,116	(35)	19	3,466,629
MFS International Growth Fund	9,173,361	1,667,247	35,888	(1,485)	(1,000,983)	9,802,252
MFS International Intrinsic Value Fund	9,159,636	1,437,253	82,567	(20,808)	(721,956)	9,771,558
MFS International New Discovery Fund	10,500,569	1,866,500	110,527	(20,470)	(981,765)	11,254,307
MFS Mid Cap Growth Fund	13,081,214	1,682,460	342,943	(20,585)	(380,579)	14,019,567
MFS Mid Cap Value Fund	13,108,669	1,609,770	128,807	(4,368)	(595,653)	13,989,611
MFS New Discovery Fund	3,273,165	614,195	63,321	(22,056)	(311,453)	3,490,530
MFS New Discovery Value Fund	3,274,842	593,979	90,421	(4,223)	(287,936)	3,486,241
MFS Research Fund	13,166,095	1,035,570	1,036,162	(94,791)	225,435	13,296,147
MFS Research International Fund	10,479,261	1,847,912	97,670	(3,556)	(1,028,785)	11,197,162
MFS Total Return Bond Fund	6,563,734	1,200,855	921,600	(230,679)	(311,567)	6,300,743
MFS Value Fund	14,401,466	1,947,292	268,685	(10,965)	(659,580)	15,409,528
	$262,563,012	$40,035,259	$12,907,386	$(1,055,669)	$(8,998,944)	$279,636,272

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2055 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	43,239
MFS Inflation-Adjusted Bond Fund	183,264	—
MFS Institutional Money Market Portfolio	10,124	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	49,923	8,410
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	152,881	—
MFS Value Fund	150,449	—
	$546,641	$51,649

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$6,332,387	$705,530	$468,915	$(55,889)	$287,250	$6,800,363
MFS Blended Research Emerging Markets Equity Fund	1,265,721	255,858	18,751	(3,616)	(71,050)	1,428,162
MFS Blended Research Growth Equity Fund	6,976,170	761,433	749,427	(50,372)	567,363	7,505,167
MFS Blended Research International Equity Fund	13,905,966	3,057,629	103,066	(7,404)	(1,147,010)	15,706,115
MFS Blended Research Mid Cap Equity Fund	12,643,201	2,341,988	191,042	(14,653)	(468,397)	14,311,097
MFS Blended Research Small Cap Equity Fund	3,162,803	652,185	128,792	(17,190)	(92,777)	3,576,229
MFS Blended Research Value Equity Fund	6,958,583	1,248,917	167,927	(5,952)	(134,341)	7,899,280
MFS Commodity Strategy Fund	6,312,944	1,225,298	548,339	(196,591)	388,218	7,181,530
MFS Emerging Markets Equity Fund	1,271,630	235,225	21,013	(3,691)	(54,659)	1,427,492
MFS Global Real Estate Fund	6,360,165	1,903,563	121,374	(30,777)	(913,596)	7,197,981
MFS Growth Fund	7,012,940	869,669	782,828	(25,155)	446,083	7,520,709
MFS Inflation-Adjusted Bond Fund	3,161,427	902,765	161,609	(39,178)	(283,686)	3,579,719
MFS Institutional Money Market Portfolio	32,073	2,623,212	818,844	(16)	48	1,836,473
MFS International Growth Fund	4,426,105	1,163,327	70,885	(6,390)	(492,697)	5,019,460
MFS International Intrinsic Value Fund	4,423,467	1,013,675	61,417	(18,133)	(351,556)	5,006,036
MFS International New Discovery Fund	5,060,646	1,292,498	92,139	(19,403)	(481,481)	5,760,121
MFS Mid Cap Growth Fund	6,322,339	1,217,680	146,903	(20,495)	(191,344)	7,181,277
MFS Mid Cap Value Fund	6,327,327	1,270,649	127,684	(5,497)	(300,036)	7,164,759
MFS New Discovery Fund	1,581,251	412,765	35,668	(11,627)	(157,194)	1,789,527
MFS New Discovery Value Fund	1,581,803	412,372	58,558	(7,269)	(140,573)	1,787,775
MFS Research Fund	6,335,064	933,746	511,685	(60,227)	110,810	6,807,708
MFS Research International Fund	5,057,463	1,259,875	71,624	(3,943)	(509,581)	5,732,190
MFS Total Return Bond Fund	3,163,867	758,257	426,829	(109,942)	(159,338)	3,226,015
MFS Value Fund	6,956,260	1,479,915	207,589	(16,716)	(319,419)	7,892,451
	$126,631,602	$27,998,031	$6,092,908	$(730,126)	$(4,468,963)	$143,337,636

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2060 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	21,342
MFS Inflation-Adjusted Bond Fund	91,270	—
MFS Institutional Money Market Portfolio	3,938	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	24,590	4,142
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	75,872	—
MFS Value Fund	74,762	—
	$270,432	$25,484

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2065 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$324,039	$317,611	$69,622	$(7,432)	$13,479	$578,075
MFS Blended Research Emerging Markets Equity Fund	64,808	72,520	9,437	(1,153)	(5,619)	121,119
MFS Blended Research Growth Equity Fund	356,442	346,363	86,103	(7,522)	28,893	638,073
MFS Blended Research International Equity Fund	712,885	803,353	87,351	(8,977)	(86,260)	1,333,650
MFS Blended Research Mid Cap Equity Fund	648,077	714,356	87,534	(12,271)	(45,597)	1,217,031
MFS Blended Research Small Cap Equity Fund	162,019	182,418	25,604	(4,350)	(10,670)	303,813
MFS Blended Research Value Equity Fund	356,442	385,464	54,299	(6,392)	(10,156)	671,059
MFS Commodity Strategy Fund	324,038	340,052	75,242	(28,966)	44,856	604,738
MFS Emerging Markets Equity Fund	64,808	71,756	9,728	(776)	(4,965)	121,095
MFS Global Real Estate Fund	324,039	396,184	33,246	(11,434)	(63,974)	611,569
MFS Growth Fund	356,442	356,807	91,607	(7,044)	24,812	639,410
MFS Inflation-Adjusted Bond Fund	162,020	187,728	24,589	(4,954)	(18,482)	301,723
MFS Institutional Money Market Portfolio	15,662	862,057	726,074	2	1	151,648
MFS International Growth Fund	226,827	272,481	33,559	(3,187)	(37,317)	425,245
MFS International Intrinsic Value Fund	226,827	257,869	29,806	(7,699)	(22,826)	424,365
MFS International New Discovery Fund	259,231	298,414	30,747	(6,445)	(34,254)	486,199
MFS Mid Cap Growth Fund	324,039	359,919	47,517	(7,000)	(18,386)	611,055
MFS Mid Cap Value Fund	324,039	356,200	40,730	(3,935)	(27,385)	608,189
MFS New Discovery Fund	81,010	98,155	11,642	(1,820)	(13,305)	152,398
MFS New Discovery Value Fund	81,010	94,761	10,331	(1,892)	(11,645)	151,903
MFS Research Fund	324,039	329,403	69,379	(7,671)	2,479	578,871
MFS Research International Fund	259,231	302,210	34,596	(3,474)	(37,586)	485,785
MFS Total Return Bond Fund	162,019	180,353	50,190	(5,522)	(14,507)	272,153
MFS Value Fund	356,443	395,953	51,593	(6,260)	(23,175)	671,368
	$6,496,436	$7,982,387	$1,790,526	$(156,174)	$(371,589)	$12,160,534

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2065 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	1,596
MFS Inflation-Adjusted Bond Fund	6,690	—
MFS Institutional Money Market Portfolio	785	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	1,842	310
MFS New Discovery Value Fund	—	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	5,448	—
MFS Value Fund	5,547	—
	$20,312	$1,906
(8)  Acquisitions
At close of business on August 5, 2022, the MFS Lifetime Income Fund with net assets of approximately $466,542,514, acquired all of the assets and liabilities of MFS Lifetime 2020 Fund, a series of MFS Series Trust XII. The purpose of the transaction was to provide shareholders of MFS Lifetime 2020 Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 18,675,016 shares of the MFS Lifetime Income Fund (valued at approximately $230,900,201) for all of the assets and liabilities of MFS Lifetime 2020 Fund. MFS Lifetime 2020 Fund then distributed the shares of the MFS Lifetime Income Fund that MFS Lifetime 2020 Fund received from the MFS Lifetime Income Fund to its shareholders. MFS Lifetime 2020 Fund’s investments on that date were valued at approximately $230,624,564 with a cost basis of approximately $205,704,676. For financial reporting purposes, assets received and shares issued by the MFS Lifetime Income Fund were recorded at fair value; however, the cost basis of the investments received from MFS Lifetime 2020 Fund were carried forward to align ongoing reporting of the MFS Lifetime Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreements with MFS.  The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
MFS Lifetime Income Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued
MFS Lifetime 2025 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.
MFS Lifetime 2030 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2022 relative to the Broadridge performance universe.
MFS Lifetime 2035 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2022 relative to the Broadridge performance universe.
MFS Lifetime 2040 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2022 relative to the Broadridge performance universe.
MFS Lifetime 2045 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2022 relative to the Broadridge performance universe.
MFS Lifetime 2050 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2022 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued
MFS Lifetime 2055 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2022 relative to the Broadridge performance universe.
MFS Lifetime 2060 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2022 relative to the Broadridge performance universe.
MFS Lifetime 2065 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2022. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 1, 2021, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
General
Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.
The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).
In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense groups based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year), the total expense ratio for the MFS Lifetime Income Fund was lower than the Broadridge expense group median and the total expense ratio for each of MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund and MFS Lifetime 2065 Fund was approximately at the Broadridge expense group median.  Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement - continued
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be continued for an additional one-year period, commencing August 1, 2023.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
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Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Semiannual Report
October 31, 2023
MFS®  Core Bond Fund
MCB-SEM

MFS® Core Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
U.S. Treasury Securities	31.2%
Mortgage-Backed Securities	30.6%
Investment Grade Corporates	29.7%
Collateralized Loan Obligations	8.8%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	2.2%
Municipal Bonds	0.3%
High Yield Corporates	0.2%
Composition including fixed income credit quality (a)(i)
AAA	12.0%
AA	4.1%
A	12.3%
BBB	18.0%
BB	0.2%
U.S. Government	21.9%
Federal Agencies	30.6%
Not Rated	9.3%
Cash & Cash Equivalents	0.9%
Other	(9.3)%
Portfolio facts
Average Duration (d)	6.0
Average Effective Maturity (m)	8.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
1

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2023 through October 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2023 through October 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.60%	$1,000.00	$940.94	$2.93
	Hypothetical (h)	0.60%	$1,000.00	$1,022.12	$3.05
C	Actual	1.35%	$1,000.00	$937.57	$6.58
	Hypothetical (h)	1.35%	$1,000.00	$1,018.35	$6.85
I	Actual	0.35%	$1,000.00	$942.08	$1.71
	Hypothetical (h)	0.35%	$1,000.00	$1,023.38	$1.78
R1	Actual	1.35%	$1,000.00	$937.41	$6.57
	Hypothetical (h)	1.35%	$1,000.00	$1,018.35	$6.85
R2	Actual	0.85%	$1,000.00	$939.68	$4.14
	Hypothetical (h)	0.85%	$1,000.00	$1,020.86	$4.32
R3	Actual	0.60%	$1,000.00	$940.88	$2.93
	Hypothetical (h)	0.60%	$1,000.00	$1,022.12	$3.05
R4	Actual	0.35%	$1,000.00	$942.08	$1.71
	Hypothetical (h)	0.35%	$1,000.00	$1,023.38	$1.78
R6	Actual	0.33%	$1,000.00	$942.16	$1.61
	Hypothetical (h)	0.33%	$1,000.00	$1,023.48	$1.68
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
10/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.4%
Asset-Backed & Securitized – 16.3%
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 8.1% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	$200,000	$191,679
Allegro CLO V Ltd., 2017-1A, “BR”, FLR, 7.105% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/16/2030 (n)	250,000	244,028
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.049% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	200,000	191,849
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	100,000	100,012
BDS 2021-FL10 Ltd., “A”, FLR, 6.519% ((SOFR - 1mo. + 0.11448%) + 1.07%), 6/16/2036 (n)	136,153	134,398
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	10,878	10,881
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.499% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	100,000	95,341
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	87,407	86,749
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	145,414	138,672
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	250,000	240,265
Dryden 68 CLO, Ltd., 2019-68A, “BR”, 7.355% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/15/2035 (n)	250,000	245,180
Dryden Senior Loan Fund, 2022-113A, “A1R”, CLO, FLR, 7.046% (SOFR - 3mo. + 1.63%), 10/19/2035 (n)	250,000	249,865
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	43,973	43,789
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	57,027	56,500
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	59,427	59,238
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	75,000	72,269
KREF 2018-FT1 Ltd., “A”, FLR, 6.52% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	200,000	194,808
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	100,000	99,490
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.449% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	100,000	96,267
MF1 2021-FL7 Ltd., “AS”, FLR, 6.899% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	250,000	243,734
MF1 2022-FL10 Ltd., “AS”, FLR, 8.521% (SOFR - 1mo. + 3.187%), 9/17/2037 (n)	250,000	249,401
MF1 2022-FL8 Ltd., “B”, FLR, 7.284% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	96,733
MF1 2023-FL12 LLC, FLR, “A”, 7.366% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	128,500	127,862
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	89,000	88,171
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Palmer Square Loan Funding 2020-2A Ltd., “A1”, FLR, 6.441% ((SOFR - 3mo. + 0.26161%) + 0.8%), 5/20/2029 (n)	$75,564	$75,222
Ready Capital Mortgage Financing LLC, 2022-FL9, FLR, 8.435% (SOFR - 1mo. + 3.111%), 6/25/2037 (n)	250,000	248,955
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	13,451	13,374
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	250,000	238,750
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	250,000	238,030
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	158,346
Westlake Automobile Receivables Trust, 2022-3A, “A2”, 5.24%, 7/15/2025 (n)	28,388	28,340
		$4,358,198
Automotive – 0.8%
Lear Corp., 3.8%, 9/15/2027	$68,000	$62,293
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	200,000	151,266
		$213,559
Broadcasting – 0.6%
Walt Disney Co., 3.5%, 5/13/2040	$68,000	$48,882
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	161,000	113,926
		$162,808
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$136,000	$124,736
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	103,000	80,694
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	43,000	39,321
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	74,000	61,977
Raymond James Financial, Inc., 4.95%, 7/15/2046	45,000	35,610
		$342,338
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$87,717
Business Services – 1.5%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$71,042
Equinix, Inc., 2.5%, 5/15/2031	69,000	52,678
Fiserv, Inc., 2.65%, 6/01/2030	88,000	70,915
Global Payments, Inc., 1.2%, 3/01/2026	87,000	77,569
Global Payments, Inc., 2.9%, 11/15/2031	77,000	58,878
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Verisk Analytics, Inc., 5.75%, 4/01/2033	$70,000	$67,085
		$398,167
Cable TV – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$62,363
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	98,000	70,878
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	88,000	65,448
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	60,511
		$259,200
Computer Software – 0.3%
Oracle Corp., 4.9%, 2/06/2033	$22,000	$19,756
Roper Technologies, Inc., 2%, 6/30/2030	89,000	68,983
		$88,739
Conglomerates – 0.5%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$129,000	$122,775
Consumer Products – 0.2%
Kenvue, Inc., 4.9%, 3/22/2033	$60,000	$56,222
Consumer Services – 0.5%
Booking Holdings, Inc., 4.625%, 4/13/2030	$138,000	$128,572
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$147,000	$111,436
Electronics – 0.5%
Broadcom, Inc., 4.3%, 11/15/2032	$63,000	$53,613
Broadcom, Inc., 4.926%, 5/15/2037 (n)	108,000	90,010
		$143,623
Financial Institutions – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$133,429
Air Lease Corp., 2.875%, 1/15/2032	93,000	70,767
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	73,637
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	68,677
		$346,510
Food & Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$134,832
Diageo Capital PLC, 2.375%, 10/24/2029	200,000	166,840
		$301,672
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$58,458
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	56,121
Marriott International, Inc., 4.625%, 6/15/2030	108,000	97,442
		$212,021
Insurance – 0.7%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$82,000	$67,078
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	131,081
		$198,159
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$38,000	$36,843
Insurance - Property & Casualty – 1.0%
Aon Corp., 4.5%, 12/15/2028	$61,000	$57,109
Aon Corp., 3.75%, 5/02/2029	57,000	50,961
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	70,411
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	85,000	78,534
		$257,015
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 1.875%, 1/15/2026	$79,000	$72,500
Major Banks – 6.6%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$302,000	$226,181
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	160,000	131,202
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	129,739
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	147,232
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	138,095
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	72,740
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	69,511
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	58,059
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	53,758
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	67,608
JPMorgan Chase & Co., 3.157% to 4/22/2041, FLR (SOFR - 1 day + 1.46%) to 4/22/2042	152,000	100,131
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	$131,000	$114,997
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	77,937
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	97,460
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	144,441
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	127,553
		$1,756,644
Medical & Health Technology & Services – 0.9%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$71,016
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	161,144
		$232,160
Metals & Mining – 1.0%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$189,726
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	67,580
		$257,306
Midstream – 1.0%
Plains All American Pipeline LP, 3.8%, 9/15/2030	$113,000	$95,224
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	67,273
Targa Resources Corp., 6.125%, 3/15/2033	102,000	97,690
		$260,187
Mortgage-Backed – 30.5%
Fannie Mae, 3%, 8/01/2046	$31,834	$26,338
Fannie Mae, UMBS, 2%, 10/01/2036 - 7/01/2052	1,091,785	829,108
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 5/01/2052	1,358,312	1,055,387
Fannie Mae, UMBS, 5%, 10/01/2037 - 5/01/2053	170,538	157,333
Fannie Mae, UMBS, 4.5%, 6/01/2038 - 9/01/2052	186,421	168,100
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 11/01/2052	75,230	72,786
Fannie Mae, UMBS, 3%, 5/01/2043 - 11/01/2052	376,014	302,365
Fannie Mae, UMBS, 3.5%, 7/01/2043 - 3/01/2052	116,605	99,536
Fannie Mae, UMBS, 4%, 9/01/2046 - 11/01/2052	151,143	131,667
Fannie Mae, UMBS, 1.5%, 6/01/2051 - 10/01/2051	142,086	98,977
Fannie Mae, UMBS, 6%, 11/01/2052 - 2/01/2053	120,524	118,190
Freddie Mac, UMBS, 2%, 3/01/2037 - 4/01/2052	1,147,982	885,110
Freddie Mac, UMBS, 3%, 4/01/2037 - 6/01/2052	555,433	454,018
Freddie Mac, UMBS, 2.5%, 5/01/2037 - 6/01/2052	232,222	181,212
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 10/01/2052	164,551	148,404
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 2/01/2053	$459,696	$387,179
Freddie Mac, UMBS, 1.5%, 3/01/2051	40,980	28,635
Freddie Mac, UMBS, 4%, 7/01/2052 - 1/01/2053	336,037	290,450
Freddie Mac, UMBS, 5.5%, 4/01/2053	24,035	22,934
Freddie Mac, UMBS, 5%, 6/01/2053	49,808	45,941
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	334,104	303,024
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	348,307	287,405
Ginnie Mae, 2%, 3/20/2052	167,060	128,875
Ginnie Mae, 2.5%, 4/20/2052	433,463	345,464
Ginnie Mae, 3.5%, 6/20/2052 - 9/20/2052	275,000	234,503
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	143,294	126,006
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	319,918	297,953
Ginnie Mae, 5.5%, 2/20/2053 - 6/20/2053	270,768	259,180
Ginnie Mae, TBA, 6%, 11/15/2053	50,000	48,984
Ginnie Mae, TBA, 6.5%, 11/15/2053	75,000	74,827
UMBS, TBA, 2.5%, 11/25/2038 - 11/25/2053	300,000	232,714
UMBS, TBA, 5%, 11/25/2038	50,000	48,229
UMBS, TBA, 3.5%, 11/25/2053	50,000	41,632
UMBS, TBA, 5.5%, 11/25/2053	200,000	189,687
UMBS, TBA, 6.5%, 11/25/2053	25,000	24,848
		$8,147,001
Municipals – 0.3%
Rhode Island Student Loan Authority Education Loan Rev., Taxable, 6.081%, 12/01/2042	$95,000	$84,588
Natural Gas - Distribution – 0.2%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$63,302
Network & Telecom – 0.2%
Verizon Communications, Inc., 2.55%, 3/21/2031	$57,000	$44,532
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$62,727
Other Banks & Diversified Financials – 0.5%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$122,694
Pollution Control – 0.6%
Waste Management, Inc., 4.875%, 2/15/2034	$179,000	$163,918
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$62,000	$51,320
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	117,000	74,747
		$126,067
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.3%
Genuine Parts Co., 2.75%, 2/01/2032	$115,000	$86,722
Telecommunications - Wireless – 1.2%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$71,818
Rogers Communications, Inc., 3.8%, 3/15/2032	146,000	118,399
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	58,836
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	60,552
Vodafone Group PLC, 5.625%, 2/10/2053	22,000	18,504
		$328,109
Tobacco – 1.0%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$145,578
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	24,369
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	10,765
Philip Morris International, Inc., 5.125%, 2/15/2030	52,000	48,987
Philip Morris International, Inc., 5.75%, 11/17/2032	48,000	45,859
		$275,558
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$36,000	$37,446
U.S. Treasury Obligations – 21.7%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,288,000	$850,483
U.S. Treasury Bonds, 4%, 11/15/2042	250,000	211,934
U.S. Treasury Bonds, 4.375%, 8/15/2043	150,000	133,781
U.S. Treasury Bonds, 2.25%, 2/15/2052 (f)	1,800,000	1,036,055
U.S. Treasury Notes, 3.875%, 3/31/2025	520,000	510,291
U.S. Treasury Notes, 4.75%, 7/31/2025	2,250,000	2,235,322
U.S. Treasury Notes, 5%, 8/31/2025	400,000	399,156
U.S. Treasury Notes, 4.375%, 8/31/2028	350,000	343,328
U.S. Treasury Notes, 4%, 11/15/2052	100,000	83,570
		$5,803,920
Utilities - Electric Power – 1.6%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$41,550
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	108,979
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	105,599
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	69,432
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	91,405
		$416,965
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$133,626
Total Bonds (Identified Cost, $28,467,276)		$26,301,546
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 5.43% (v) (Identified Cost, $948,133)	948,108	$948,203

Other Assets, Less Liabilities – (2.0)%		(532,308)
Net Assets – 100.0%		$26,717,441

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $948,203 and $26,301,546, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,925,126, representing 18.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 10/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	6	$652,969	December – 2023	$34,379
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2	$404,844	December – 2023	$(1,616)
U.S. Treasury Note 5 yr	Long	USD	25	2,611,914	December – 2023	(41,808)
U.S. Treasury Ultra Bond 30 yr	Long	USD	1	112,563	December – 2023	(14,981)
						$(58,405)
12

Portfolio of Investments (unaudited) – continued
At October 31, 2023, the fund had liquid securities with an aggregate value of $32,809 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
13

Financial Statements
Statement of Assets and Liabilities
At 10/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, 28,467,276)	$26,301,546
Investments in affiliated issuers, at value (identified cost, 948,133)	948,203
Receivables for
TBA sale commitments	266,427
Fund shares sold	551
Interest and dividends	179,565
Receivable from investment adviser	16,940
Other assets	4,041
Total assets	$27,717,273
Liabilities
Payable to custodian	$2,133
Payables for
Net daily variation margin on open futures contracts	2,094
TBA purchase commitments	939,324
Fund shares reacquired	1,502
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	249
Distribution and service fees	71
Accrued expenses and other liabilities	54,363
Total liabilities	$999,832
Net assets	$26,717,441
Net assets consist of
Paid-in capital	$29,262,546
Total distributable earnings (loss)	(2,545,105)
Net assets	$26,717,441
Shares of beneficial interest outstanding	2,940,084
14

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,802,099	198,333	$9.09
Class C	743,531	81,908	9.08
Class I	430,107	47,336	9.09
Class R1	56,990	6,272	9.09
Class R2	47,687	5,247	9.09
Class R3	47,849	5,265	9.09
Class R4	48,012	5,283	9.09
Class R6	23,541,166	2,590,440	9.09

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.49 [100 / 95.75 x $9.09]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
15

Financial Statements
Statement of Operations
Six months ended 10/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	645,183
Dividends from affiliated issuers	20,960
Other	5,213
Total investment income	$671,356
Expenses
Management fee	44,417
Distribution and service fees	5,431
Shareholder servicing costs	1,371
Administrative services fee	8,797
Independent Trustees' compensation	1,513
Custodian fee	6,878
Shareholder communications	2,823
Audit and tax fees	30,520
Legal fees	62
Registration fees	32,320
Miscellaneous	16,399
Total expenses	$150,531
Fees paid indirectly	(33)
Reduction of expenses by investment adviser	(99,709)
Net expenses	$50,789
Net investment income (loss)	$620,567
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	(139,240)
Affiliated issuers	(29)
Futures contracts	(39,163)
Net realized gain (loss)	$(178,432)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	(2,002,674)
Affiliated issuers	(171)
Futures contracts	(63,628)
Net unrealized gain (loss)	$(2,066,473)
Net realized and unrealized gain (loss)	$(2,244,905)
Change in net assets from operations	$(1,624,338)
See Notes to Financial Statements
16

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23(c)
Change in net assets
From operations
Net investment income (loss)	620,567	873,237
Net realized gain (loss)	(178,432)	(231,449)
Net unrealized gain (loss)	(2,066,473)	(123,213)
Change in net assets from operations	$(1,624,338)	$518,575
Total distributions to shareholders	$(585,008)	$(855,456)
Change in net assets from fund share transactions	$1,948,218	$27,315,450
Total change in net assets	$(261,128)	$26,978,569
Net assets
At beginning of period	26,978,569	—
At end of period	$26,717,441	$26,978,569

(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
See Notes to Financial Statements
17

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23(c)
Net asset value, beginning of period	9.86	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.21	0.32
Net realized and unrealized gain (loss)	(0.79)	(0.15)
Total from investment operations	(0.58)	0.17
Less distributions declared to shareholders
From net investment income	(0.19)	(0.31)
Net asset value, end of period (x)	9.09	9.86
Total return (%) (r)(s)(t)(x)	(5.91)(n)	1.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33(a)	1.59(a)
Expenses after expense reductions (f)	0.60(a)	0.60(a)
Net investment income (loss)	4.33(a)	3.85(a)
Portfolio turnover	42(n)	129(n)
Portfolio turnover (excluding TBA transactions)	26(n)	—
Net assets at end of period (000 omitted)	1,802	947
See Notes to Financial Statements
18

Financial Highlights – continued
Class C	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23(c)
Net asset value, beginning of period	9.85	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.17	0.26
Net realized and unrealized gain (loss)	(0.78)	(0.16)
Total from investment operations	(0.61)	0.10
Less distributions declared to shareholders
From net investment income	(0.16)	(0.25)
Net asset value, end of period (x)	9.08	9.85
Total return (%) (r)(s)(t)(x)	(6.24)(n)	1.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08(a)	3.12(a)
Expenses after expense reductions (f)	1.35(a)	1.35(a)
Net investment income (loss)	3.58(a)	3.12(a)
Portfolio turnover	42(n)	129(n)
Portfolio turnover (excluding TBA transactions)	26(n)	—
Net assets at end of period (000 omitted)	744	391

Class I	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23(c)
Net asset value, beginning of period	9.86	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.22	0.35
Net realized and unrealized gain (loss)	(0.78)	(0.16)
Total from investment operations	(0.56)	0.19
Less distributions declared to shareholders
From net investment income	(0.21)	(0.33)
Net asset value, end of period (x)	9.09	9.86
Total return (%) (r)(s)(t)(x)	(5.79)(n)	1.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08(a)	1.36(a)
Expenses after expense reductions (f)	0.35(a)	0.35(a)
Net investment income (loss)	4.56(a)	4.19(a)
Portfolio turnover	42(n)	129(n)
Portfolio turnover (excluding TBA transactions)	26(n)	—
Net assets at end of period (000 omitted)	430	445
See Notes to Financial Statements
19

Financial Highlights – continued
Class R1	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23(c)
Net asset value, beginning of period	9.86	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.17	0.25
Net realized and unrealized gain (loss)	(0.78)	(0.15)
Total from investment operations	(0.61)	0.10
Less distributions declared to shareholders
From net investment income	(0.16)	(0.24)
Net asset value, end of period (x)	9.09	9.86
Total return (%) (r)(s)(t)(x)	(6.26)(n)	1.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08(a)	2.20(a)
Expenses after expense reductions (f)	1.35(a)	1.35(a)
Net investment income (loss)	3.55(a)	2.97(a)
Portfolio turnover	42(n)	129(n)
Portfolio turnover (excluding TBA transactions)	26(n)	—
Net assets at end of period (000 omitted)	57	51

Class R2	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23(c)
Net asset value, beginning of period	9.86	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.20	0.29
Net realized and unrealized gain (loss)	(0.79)	(0.14)
Total from investment operations	(0.59)	0.15
Less distributions declared to shareholders
From net investment income	(0.18)	(0.29)
Net asset value, end of period (x)	9.09	9.86
Total return (%) (r)(s)(t)(x)	(6.03)(n)	1.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58(a)	1.70(a)
Expenses after expense reductions (f)	0.85(a)	0.85(a)
Net investment income (loss)	4.07(a)	3.47(a)
Portfolio turnover	42(n)	129(n)
Portfolio turnover (excluding TBA transactions)	26(n)	—
Net assets at end of period (000 omitted)	48	51
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23(c)
Net asset value, beginning of period	9.86	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.21	0.31
Net realized and unrealized gain (loss)	(0.79)	(0.14)
Total from investment operations	(0.58)	0.17
Less distributions declared to shareholders
From net investment income	(0.19)	(0.31)
Net asset value, end of period (x)	9.09	9.86
Total return (%) (r)(s)(t)(x)	(5.91)(n)	1.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33(a)	1.45(a)
Expenses after expense reductions (f)	0.60(a)	0.60(a)
Net investment income (loss)	4.32(a)	3.71(a)
Portfolio turnover	42(n)	129(n)
Portfolio turnover (excluding TBA transactions)	26(n)	—
Net assets at end of period (000 omitted)	48	51

Class R4	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23(c)
Net asset value, beginning of period	9.86	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.22	0.33
Net realized and unrealized gain (loss)	(0.78)	(0.14)
Total from investment operations	(0.56)	0.19
Less distributions declared to shareholders
From net investment income	(0.21)	(0.33)
Net asset value, end of period (x)	9.09	9.86
Total return (%) (r)(s)(t)(x)	(5.79)(n)	1.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08(a)	1.20(a)
Expenses after expense reductions (f)	0.35(a)	0.35(a)
Net investment income (loss)	4.57(a)	3.96(a)
Portfolio turnover	42(n)	129(n)
Portfolio turnover (excluding TBA transactions)	26(n)	—
Net assets at end of period (000 omitted)	48	51
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23(c)
Net asset value, beginning of period	9.86	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.22	0.34
Net realized and unrealized gain (loss)	(0.78)	(0.15)
Total from investment operations	(0.56)	0.19
Less distributions declared to shareholders
From net investment income	(0.21)	(0.33)
Net asset value, end of period (x)	9.09	9.86
Total return (%) (r)(s)(t)(x)	(5.78)(n)	1.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06(a)	1.18(a)
Expenses after expense reductions (f)	0.33(a)	0.33(a)
Net investment income (loss)	4.58(a)	3.99(a)
Portfolio turnover	42(n)	129(n)
Portfolio turnover (excluding TBA transactions)	26(n)	—
Net assets at end of period (000 omitted)	23,541	24,992

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Core Bond Fund (the fund) is a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted
23

Notes to Financial Statements (unaudited) - continued
settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2023 in valuing the fund's assets and liabilities:
24

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$5,803,920	$—	$5,803,920
Municipal Bonds	—	84,588	—	84,588
U.S. Corporate Bonds	—	5,880,786	—	5,880,786
Residential Mortgage-Backed Securities	—	8,147,001	—	8,147,001
Commercial Mortgage-Backed Securities	—	1,442,435	—	1,442,435
Asset-Backed Securities (including CDOs)	—	2,915,763	—	2,915,763
Foreign Bonds	—	2,027,053	—	2,027,053
Mutual Funds	948,203	—	—	948,203
Total	$948,203	$26,301,546	$—	$27,249,749
Other Financial Instruments
Futures Contracts – Assets	$34,379	$—	$—	$34,379
Futures Contracts – Liabilities	(58,405)	—	—	(58,405)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$34,379	$(58,405)
(a)	Values presented in this table for future contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts are reported separately within the Statement of Assets and Liabilities.
25

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(39,163)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(63,628)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
26

Notes to Financial Statements (unaudited) - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
27

Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
28

Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal period is as follows:
Year ended 4/30/23 (c)
Ordinary income (including any short-term capital gains)	855,456
(c) For the period from the commencement of the fund's investment operations, June 22, 2022, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/23
Cost of investments	29,411,372
Gross appreciation	23,803
Gross depreciation	(2,185,426)
Net unrealized appreciation (depreciation)	$(2,161,623)
As of 4/30/23
Undistributed ordinary income	125,765
Capital loss carryforwards	(211,620)
Other temporary differences	(89,993)
Net unrealized appreciation (depreciation)	(159,911)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(133,401)
Long-Term	(78,219)
Total	$(211,620)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A
29

Notes to Financial Statements (unaudited) - continued
shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/23	Year ended 4/30/23(c)
Class A	32,845	19,815
Class C	10,859	3,261
Class I	9,468	9,785
Class R1	958	1,231
Class R2	940	1,445
Class R3	1,006	1,552
Class R4	1,072	1,660
Class R6	527,860	816,707
Total	$585,008	$855,456

(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.325%
In excess of $1 billion and up to $2.5 billion	0.31%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2024. For the six months ended October 31, 2023, this management fee reduction amounted to $1,727, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2023 was equivalent to an annual effective rate of 0.31% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
			Classes
A	C	I	R1	R2	R3	R4	R6
0.64%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.33%
30

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2024. For the six months ended October 31, 2023, this reduction amounted to $97,982, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $316 for the six months ended October 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,951
Class C	0.75%	0.25%	1.00%	1.00%	3,010
Class R1	0.75%	0.25%	1.00%	1.00%	283
Class R2	0.25%	0.25%	0.50%	0.50%	125
Class R3	—	0.25%	0.25%	0.25%	62
Total Distribution and Service Fees					$5,431
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended October 31, 2023.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended October 31, 2023.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2023, the fee was $318, which equated to 0.0023% annually of the fund's average daily net assets. MFSC also receives reimbursement from
31

Notes to Financial Statements (unaudited) - continued
the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,053.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2023 was equivalent to an annual effective rate of 0.0644% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 23, 2023, MFS purchased 1,044 shares of Class R1 for an aggregate amount of $10,154.
On June 21, 2022, MFS purchased 20,000 shares of Class A, 5,000 shares each of Class C, Class I, Class R1, Class R2, Class R3, and Class R4, and 2,450,000 shares of Class R6, for an aggregate amount of $25,000,000 as an initial investment in the fund.
At October 31, 2023, MFS held approximately 100% of the outstanding shares of Class R6, and 100% of Class R1, Class R2, Class R3, and Class R4.
(4) Portfolio Securities
For the six months ended October 31, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$11,234,555	$9,251,675
Non-U.S. Government securities	1,639,856	1,913,855
32

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/23		Year ended 4/30/23 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	104,363	$1,001,560	97,146	$964,385
Class C	42,162	402,693	39,583	388,631
Class I	1,283	12,021	44,581	432,292
Class R1	1,044	10,154	5,000	50,000
Class R2	—	—	5,000	50,000
Class R3	—	—	5,000	50,000
Class R4	—	—	5,000	50,000
Class R6	—	—	2,451,061	24,510,500
	148,852	$1,426,428	2,652,371	$26,495,808
Shares issued to shareholders in reinvestment of distributions
Class A	3,474	$32,845	2,034	$19,815
Class C	1,151	10,859	333	3,261
Class I	1,000	9,468	1,007	9,785
Class R1	101	958	127	1,231
Class R2	99	940	148	1,445
Class R3	106	1,006	159	1,552
Class R4	113	1,072	170	1,660
Class R6	55,691	527,860	83,688	816,707
	61,735	$585,008	87,666	$855,456
Shares reacquired
Class A	(5,576)	$(51,408)	(3,108)	$(29,990)
Class C	(1,122)	(10,597)	(199)	(1,954)
Class I	(128)	(1,213)	(407)	(3,870)
	(6,826)	$(63,218)	(3,714)	$(35,814)
33

Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/23		Year ended 4/30/23 (c)
	Shares	Amount	Shares	Amount
Net change
Class A	102,261	$982,997	96,072	$954,210
Class C	42,191	402,955	39,717	389,938
Class I	2,155	20,276	45,181	438,207
Class R1	1,145	11,112	5,127	51,231
Class R2	99	940	5,148	51,445
Class R3	106	1,006	5,159	51,552
Class R4	113	1,072	5,170	51,660
Class R6	55,691	527,860	2,534,749	25,327,207
	203,761	$1,948,218	2,736,323	$27,315,450

(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
Effective September 29, 2023, purchases of Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2023, the fund’s commitment fee and interest expense were $40 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
34

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,202,650	$4,643,431	$4,897,678	$(29)	$(171)	$948,203

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$20,960	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty
35

Notes to Financial Statements (unaudited) - continued
regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
36

Board Approval of Investment Advisory Agreement
MFS Core Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions Inc. (“Broadridge”), an independent third party, on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (ii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the
37

Board Approval of Investment Advisory Agreement - continued
other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
The Trustees noted that the Fund commenced operations on June 22, 2022; therefore, no performance data for the one-, three- or five-year periods was available.
In the course of their deliberations, the Trustees took into account information provided in connection with the contract review meetings as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s
38

Board Approval of Investment Advisory Agreement - continued
advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
39

Board Approval of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
40

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: December 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: December 14, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: December 14, 2023

* Print name and title of each signing officer under his or her signature.